UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21732

Mercer Funds

(Exact name of registrant as specified in charter)

99 High Street

Boston, MA 02110

(Address of principal executive offices)(Zip Code)

Scott M. Zoltowski, Esq.

Mercer Investment Management, Inc.

99 High Street

Boston, MA 02110

(Name and address of agent for service)

(617) 747-9500

Registrant’s telephone number, including area code:

Date of fiscal year end: March 31, 2017

Date of reporting period: December 31, 2016

Item 1. Schedule of Investments. – The schedule of investments for the period ended December 31, 2016, is filed herewith.

Mercer US Large Cap Equity Fund

(formerly known as Mercer US Large Cap Growth Equity Fund)

Schedule of Investments

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.2%

	Aerospace & Defense — 1.9%

23,343	Boeing Co. (The)	3,634,038
1,483	General Dynamics Corp.	256,055
22,863	Northrop Grumman Corp.	5,317,476
3,415	Spirit AeroSystems Holdings, Inc. Class A	199,265
12,901	United Technologies Corp.	1,414,208

		10,821,042

	Agriculture — 1.3%

46,136	Altria Group, Inc.	3,119,716
32,197	Archer-Daniels-Midland Co.	1,469,793
33,300	Philip Morris International, Inc.	3,046,617

		7,636,126

	Airlines — 3.4%

9,012	Alaska Air Group, Inc.	799,635
110,892	American Airlines Group, Inc.	5,177,548
104,370	Delta Air Lines, Inc.	5,133,960
48,500	Southwest Airlines Co.	2,417,240
88,414	United Continental Holdings, Inc.*	6,443,612

		19,971,995

	Apparel — 3.6%

133,350	LVMH Moet Hennessy Louis Vuitton SE, Sponsored ADR‡	5,066,633
148,143	Michael Kors Holdings, Ltd.*	6,367,186
186,310	NIKE, Inc. Class B	9,470,138

		20,903,957

	Auto Manufacturers — 1.7%

67,344	Fiat Chrysler Automobiles NV	614,177
228,462	General Motors Co.	7,959,616
12,130	Toyota Motor Corp., Sponsored ADR	1,421,636

		9,995,429

	Auto Parts & Equipment — 1.2%

97,711	Goodyear Tire & Rubber Co. (The)	3,016,338
38,565	Magna International, Inc. Class A	1,673,721
68,230	Mobileye NV* ‡	2,600,928

		7,290,987

	Banks — 5.7%

395,749	Bank of America Corp.	8,746,053
3,143	Capital One Financial Corp.	274,195
145,557	Citigroup, Inc.	8,650,453
29,161	Citizens Financial Group, Inc.	1,039,007
101,452	JPMorgan Chase & Co.	8,754,293

See accompanying Notes to the Schedule of Investments.	1

Mercer US Large Cap Equity Fund

(formerly known as Mercer US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Banks — continued

52,800	Morgan Stanley	2,230,800
25,000	Popular, Inc.	1,095,500
44,965	SunTrust Banks, Inc.	2,466,330

		33,256,631

	Beverages — 3.1%

57,130	Diageo Plc, Sponsored ADR‡	5,938,092
10,447	Dr Pepper Snapple Group, Inc.	947,230
150,775	Heineken NV, ADR	5,640,493
56,280	Monster Beverage Corp.*	2,495,455
31,000	PepsiCo, Inc.	3,243,530

		18,264,800

	Biotechnology — 4.7%

22,281	Alexion Pharmaceuticals, Inc.*	2,726,080
20,546	Amgen, Inc.	3,004,031
16,934	Biogen, Inc.*	4,802,144
32,295	Celgene Corp.*	3,738,146
80,940	Gilead Sciences, Inc.	5,796,113
19,569	Illumina, Inc.*	2,505,615
19,772	Intercept Pharmaceuticals, Inc.* ‡	2,148,228
35,288	Vertex Pharmaceuticals, Inc.*	2,599,667

		27,320,024

	Building Materials — 0.4%

39,600	Louisiana-Pacific Corp.*	749,628
41,844	Masco Corp.	1,323,107

		2,072,735

	Chemicals — 2.0%

10,920	Dow Chemical Co. (The)	624,842
9,500	Eastman Chemical Co.	714,495
87,633	LyondellBasell Industries NV Class A	7,517,159
22,179	Mosaic Co. (The)	650,510
8,943	Sherwin-Williams Co. (The)	2,403,342

		11,910,348

	Commercial Services — 1.4%

29,223	H&R Block, Inc.	671,837
134,425	PayPal Holdings, Inc.*	5,305,754
64,915	Quanta Services, Inc.*	2,262,288

		8,239,879

	Computers — 2.3%

62,912	Apple, Inc.	7,286,468
63,626	HP, Inc.	944,210
37,442	NetApp, Inc.	1,320,579

2	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

(formerly known as Mercer US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Computers — continued

53,452	Seagate Technology Plc	2,040,263
59,300	Teradata Corp.*	1,611,181

		13,202,701

	Cosmetics & Personal Care — 0.3%

23,375	Estee Lauder Cos. (The), Inc. Class A	1,787,954

	Diversified Financial Services — 3.5%

49,100	AerCap Holdings NV*	2,043,051
17,034	American Express Co.	1,261,879
33,759	Ameriprise Financial, Inc.	3,745,223
63,810	Charles Schwab Corp. (The)	2,518,581
12,072	Discover Financial Services	870,270
40,130	IntercontinentalExchange Group, Inc.	2,264,135
86,400	Santander Consumer USA Holdings, Inc.*	1,166,400
31,500	Synchrony Financial*	1,142,505
70,392	Visa, Inc. Class A‡	5,491,984

		20,504,028

	Electric — 1.0%

153,483	AES Corp.	1,783,473
40,600	Calpine Corp.*	464,058
17,010	Edison International	1,224,550
22,051	Entergy Corp.	1,620,087
12,903	NRG Energy, Inc.	158,191
6,805	Public Service Enterprise Group, Inc.	298,603

		5,548,962

	Electrical Components & Equipment — 0.5%

6,627	Acuity Brands, Inc.	1,529,909
28,144	Emerson Electric Co.	1,569,028

		3,098,937

	Electronics — 0.8%

47,780	Corning, Inc.	1,159,620
52,167	TE Connectivity, Ltd.	3,614,130

		4,773,750

	Engineering & Construction — 0.3%

19,900	AECOM*	723,564
20,450	Chicago Bridge & Iron Co. NV	649,288
8,200	Fluor Corp.	430,664

		1,803,516

	Environmental Control — 0.0%

3,246	Waste Management, Inc.	230,174

See accompanying Notes to the Schedule of Investments.	3

Mercer US Large Cap Equity Fund

(formerly known as Mercer US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Food — 1.7%

71,450	Nestle SA, Sponsored ADR	5,125,823
35,885	Sysco Corp.	1,986,952
19,756	Tyson Foods, Inc. Class A	1,218,550
53,342	Whole Foods Market, Inc.	1,640,800

		9,972,125

	Forest Products & Paper — 0.1%

11,496	International Paper Co.	609,978

	Health Care - Products — 0.5%

27,891	Baxter International, Inc.	1,236,687
20,970	Edwards Lifesciences Corp.* ‡	1,964,889

		3,201,576

	Health Care - Services — 0.3%

21,562	Quest Diagnostics, Inc.	1,981,548

	Home Builders — 0.1%

11,074	D.R. Horton, Inc.	302,652

	Household Products & Wares — 0.2%

18,725	Avery Dennison Corp.	1,314,870

	Insurance — 4.2%

63,515	Aegon NV, ADR	351,238
21,789	Aflac, Inc.	1,516,514
68,280	Allstate Corp. (The)	5,060,914
24,411	American International Group, Inc.	1,594,282
13,416	Berkshire Hathaway, Inc. Class B*	2,186,540
15,336	Hartford Financial Services Group, Inc. (The)	730,760
46,557	Lincoln National Corp.	3,085,332
35,110	MetLife, Inc.	1,892,078
8,000	Prudential Financial, Inc.	832,480
49,792	Travelers Cos., Inc. (The)	6,095,537
21,300	Unum Group	935,709

		24,281,384

	Internet — 6.5%

33,302	Alibaba Group Holding, Ltd., Sponsored ADR* ‡	2,924,249
1,682	Alphabet, Inc. Class A*	1,332,901
7,645	Alphabet, Inc. Class C*	5,900,564
4,836	Amazon.com, Inc.*	3,626,371
81,381	eBay, Inc.*	2,416,202
76,326	Facebook, Inc. Class A*	8,781,306
12,249	MercadoLibre, Inc.‡	1,912,559
4,771	Priceline Group (The), Inc.* ‡	6,994,572

4	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

(formerly known as Mercer US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Internet — continued

43,799	Splunk, Inc.* ‡	2,240,319
25,838	VeriSign, Inc.*	1,965,497

		38,094,540

	Iron & Steel — 0.2%

14,240	Reliance Steel & Aluminum Co.	1,132,650

	Leisure Time — 1.2%

124,950	Carnival Corp.‡	6,504,897
17,600	Norwegian Cruise Line Holdings, Ltd.*	748,528

		7,253,425

	Lodging — 1.4%

92,330	Marriott International, Inc. Class A‡	7,633,845
10,195	Wyndham Worldwide Corp.	778,592

		8,412,437

	Machinery - Construction & Mining — 0.3%

7,070	Caterpillar, Inc.	655,672
36,582	Terex Corp.	1,153,430

		1,809,102

	Machinery - Diversified — 0.2%

6,403	Cummins, Inc.	875,098

	Media — 4.5%

53,975	AMC Networks, Inc. Class A*	2,825,051
46,924	CBS Corp. Class B	2,985,305
74,475	Comcast Corp. Class A	5,142,499
41,866	Discovery Communications, Inc. Class A*	1,147,547
15,400	Scripps Networks Interactive, Inc. Class A	1,099,098
171,157	Sirius XM Holdings, Inc.*	761,649
54,325	Time Warner, Inc.	5,243,992
44,193	Twenty-First Century Fox, Inc. Class A	1,239,172
58,475	Walt Disney Co. (The)‡	6,094,264

		26,538,577

	Mining — 0.2%

25,899	BHP Billiton Plc, ADR	814,783
4,494	Rio Tinto Plc, Sponsored ADR	172,839
18,564	Teck Resources, Ltd. Class B	371,837

		1,359,459

	Miscellaneous - Manufacturing — 1.0%

10,657	Dover Corp.	798,529
12,200	Eaton Corp. Plc	818,498
31,651	General Electric Co.	1,000,171

See accompanying Notes to the Schedule of Investments.	5

Mercer US Large Cap Equity Fund

(formerly known as Mercer US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Miscellaneous - Manufacturing — continued

14,930	Illinois Tool Works, Inc.	1,828,328
10,820	Parker-Hannifin Corp.	1,514,800

		5,960,326

	Office & Business Equipment — 0.3%

178,615	Xerox Corp.	1,559,309

	Oil & Gas — 4.8%

24,100	Anadarko Petroleum Corp.	1,680,493
21,140	Apache Corp.	1,341,756
117,383	BP Plc, Sponsored ADR	4,387,777
132,152	Canadian Natural Resources, Ltd.	4,213,006
12,382	Chevron Corp.	1,457,361
36,600	Devon Energy Corp.	1,671,522
131,700	Ensco Plc Class A	1,280,124
6,021	Exxon Mobil Corp.	543,455
20,278	Helmerich & Payne, Inc.	1,569,517
4,366	Marathon Petroleum Corp.	219,828
33,501	Southwestern Energy Co.*	362,481
25,896	Tesoro Corp.	2,264,605
104,699	Valero Energy Corp.	7,153,036

		28,144,961

	Oil & Gas Services — 0.5%

56,897	National Oilwell Varco, Inc.	2,130,224
19,500	Oceaneering International, Inc.	550,095

		2,680,319

	Packaging & Containers — 0.0%

8,700	Owens-Illinois, Inc.*	151,467

	Pharmaceuticals — 4.4%

19,900	AbbVie, Inc.	1,246,138
19,900	Akorn, Inc.*	434,417
68,389	Bristol-Myers Squibb Co.	3,996,653
26,417	DexCom, Inc.* ‡	1,577,095
17,532	Express Scripts Holding Co.*	1,206,026
43,600	Horizon Pharma Plc*	705,448
4,000	Jazz Pharmaceuticals Plc*	436,120
42,493	Johnson & Johnson	4,895,619
11,600	Mallinckrodt Plc*	577,912
58,503	Merck & Co., Inc.	3,444,072
19,300	Mylan NV*	736,295
142,219	Pfizer, Inc.	4,619,273
10,090	Shire Plc, ADR	1,719,134

		25,594,202

6	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

(formerly known as Mercer US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Private Equity — 0.9%

75,920	Blackstone Group (The), LP	2,052,117
195,630	KKR & Co., LP	3,010,746

		5,062,863

	REITS — 0.7%

18,184	Apartment Investment & Management Co. REIT Class A	826,463
125,087	Host Hotels & Resorts, Inc. REIT	2,356,639
85,830	Two Harbors Investment Corp. REIT	748,437

		3,931,539

	Retail — 10.2%

92,659	Bed Bath & Beyond, Inc.	3,765,662
126,366	Best Buy Co., Inc.	5,392,037
49,700	Coach, Inc.	1,740,494
11,470	Costco Wholesale Corp.	1,836,462
9,200	Dillard’s, Inc. Class A	576,748
112,508	Kohl’s Corp.	5,555,645
65,295	Lululemon Athletica, Inc.* ‡	4,243,522
96,533	Macy’s, Inc.	3,456,847
70,027	McDonald’s Corp.	8,523,686
13,600	Signet Jewelers, Ltd.	1,281,936
141,942	Staples, Inc.	1,284,575
125,345	Starbucks Corp.	6,959,154
29,673	Target Corp.	2,143,281
3,670	Ulta Salon Cosmetics & Fragrance, Inc.*	935,630
6,738	Urban Outfitters, Inc.*	191,898
115,734	Wal-Mart Stores, Inc.	7,999,534
52,725	Williams-Sonoma, Inc.‡	2,551,363
17,746	Yum! Brands, Inc.	1,123,854

		59,562,328

	Semiconductors — 2.2%

161,423	Applied Materials, Inc.	5,209,120
101,476	Intel Corp.	3,680,535
123,875	Micron Technology, Inc.*	2,715,340
9,910	NVIDIA Corp.‡	1,057,793

		12,662,788

	Software — 5.4%

73,474	Activision Blizzard, Inc.	2,653,146
22,956	Adobe Systems, Inc.*	2,363,320
101,969	CA, Inc.	3,239,555
24,900	Citrix Systems, Inc.*	2,223,819
20,097	Intuit, Inc.	2,303,317
183,840	Microsoft Corp.	11,423,818
6,209	MSCI, Inc. Class A	489,145
50,228	Oracle Corp.	1,931,267

See accompanying Notes to the Schedule of Investments.	7

Mercer US Large Cap Equity Fund

(formerly known as Mercer US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Software — continued

38,640	Salesforce.com, Inc.*	2,645,294
33,968	ServiceNow, Inc.*	2,525,181

		31,797,862

	Telecommunications — 4.0%

59,145	AT&T, Inc.	2,515,437
155,757	CenturyLink, Inc.	3,703,901
24,300	China Mobile, Ltd., Sponsored ADR	1,274,049
74,360	Cisco Systems, Inc.	2,247,159
10,600	IPG Photonics Corp.*	1,046,326
72,026	Juniper Networks, Inc.	2,035,455
32,686	Motorola Solutions, Inc.	2,709,343
42,273	NTT DoCoMo, Inc., Sponsored ADR	961,711
15,310	Palo Alto Networks, Inc.* ‡	1,914,515
15,208	QUALCOMM, Inc.	991,562
72,671	Verizon Communications, Inc.	3,879,178

		23,278,636

	Transportation — 1.1%

13,066	FedEx Corp.	2,432,889
33,150	United Parcel Service, Inc. Class B	3,800,316

		6,233,205

	TOTAL COMMON STOCKS (COST $512,030,803)	562,393,201

	INVESTMENT COMPANY — 1.2%

34,866	Vanguard S&P 500 ETF	7,158,339

	TOTAL INVESTMENT COMPANY (COST $6,860,889)	7,158,339

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 4.2%

	Bank Deposit — 3.0%

17,365,506	State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/03/17	17,365,506

	Securities Lending Collateral — 1.1%

6,551,418	State Street Institutional U.S. Government Money Market Fund, Premier Class***	6,551,418

	U.S. Government and Agency Obligations — 0.1%

600,000	United States Treasury Bill, 0.53%, due 04/27/17** ‡‡	598,978

	TOTAL SHORT-TERM INVESTMENTS (COST $24,516,073)	24,515,902

	TOTAL INVESTMENTS — 101.6% (Cost $543,407,765)	594,067,442

	Other Assets and Liabilities (net) — (1.6)%	(9,560,730)

	NET ASSETS — 100.0%	$584,506,712

8	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

(formerly known as Mercer US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

REIT — Real Estate Investment Trust

*	Non-income producing security

**	All or a portion of this security is held for open futures collateral.

***	Represents an investment of securities lending cash collateral.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

See accompanying Notes to the Schedule of Investments.	9

Mercer US Large Cap Equity Fund

(formerly known as Mercer US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
116	S&P 500 E-mini Index	March 2017	$12,969,960	$(36,488)
12	S&P Mid 400 E-mini Index	March 2017	1,990,920	(38,200)

				$(74,688)

10	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

(formerly known as Mercer US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	96.2
Investment Company	1.2
Futures Contracts	(0.0)
Short-Term Investments	4.2
Other Assets and Liabilities (net)	(1.6)

100.0%

See accompanying Notes to the Schedule of Investments.	11

Mercer US Small/Mid Cap Equity Fund

(formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.7%

	Advertising — 0.2%

100,860	Interpublic Group of Cos. (The), Inc.	2,361,133

	Aerospace & Defense — 1.6%

18,338	HEICO Corp.	1,414,777
20,300	KLX, Inc.*	915,733
34,500	Moog, Inc. Class A*	2,265,960
32,422	Orbital ATK, Inc.	2,844,382
63,700	Spirit AeroSystems Holdings, Inc. Class A*	3,716,895
16,683	TransDigm Group, Inc.‡	4,153,400

		15,311,147

	Agriculture — 0.4%

31,500	Bunge, Ltd.	2,275,560
26,900	Universal Corp.	1,714,875

		3,990,435

	Airlines — 0.9%

30,800	Alaska Air Group, Inc.	2,732,884
21,524	Allegiant Travel Co.‡	3,581,594
119,500	JetBlue Airways Corp.*	2,679,190

		8,993,668

	Apparel — 0.4%

28,527	Columbia Sportswear Co.	1,663,124
39,700	Michael Kors Holdings, Ltd.*	1,706,306

		3,369,430

	Auto Manufacturers — 0.2%

93,900	Wabash National Corp.*	1,485,498

	Auto Parts & Equipment — 1.5%

8,800	Cooper-Standard Holdings, Inc.*	909,744
50,886	Dorman Products, Inc.*	3,717,731
81,300	Goodyear Tire & Rubber Co. (The)	2,509,731
18,100	LCI Industries	1,950,275
16,500	Lear Corp.	2,184,105
27,700	Tenneco, Inc.*	1,730,419
39,700	Tower International, Inc.	1,125,495

		14,127,500

	Banks — 8.1%

80,785	Ameris Bancorp	3,522,226
47,900	Banco Latinoamericano de Comercio Exterior SA	1,410,176
72,790	Bank of NT Butterfield & Son, Ltd. (The)	2,288,518
61,153	BankUnited, Inc.	2,304,857
33,100	Banner Corp.	1,847,311

12	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

(formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Banks — continued

21,400	Bryn Mawr Bank Corp.	902,010
74,510	Capital Bank Financial Corp. Class A	2,924,517
34,049	Columbia Banking System, Inc.‡	1,521,309
39,200	Fidelity Southern Corp.	927,864
27,100	First Interstate BancSystem, Inc.	1,153,105
107,720	First Republic Bank‡	9,925,321
37,411	Glacier Bancorp, Inc.	1,355,401
48,700	Hanmi Financial Corp.	1,699,630
126,420	Heritage Financial Corp.	3,255,315
48,489	Home BancShares, Inc.‡	1,346,540
115,500	Hope Bancorp, Inc.	2,528,295
30,439	IBERIABANK Corp.	2,549,266
36,500	International Bancshares Corp.	1,489,200
95,100	Old National Bancorp	1,726,065
33,200	Opus Bank	997,660
70,440	PacWest Bancorp	3,834,754
53,860	PrivateBancorp, Inc.	2,918,673
297,500	Regions Financial Corp.	4,272,100
12,615	Signature Bank*	1,894,773
28,134	SVB Financial Group*	4,829,482
162,200	TCF Financial Corp.	3,177,498
38,112	Texas Capital Bancshares, Inc.*	2,987,981
48,913	Webster Financial Corp.	2,654,998
109,057	Western Alliance Bancorp*	5,312,166

		77,557,011

	Biotechnology — 1.3%

53,060	Acceleron Pharma, Inc.*	1,354,091
38,300	AMAG Pharmaceuticals, Inc.*	1,332,840
154,710	ARIAD Pharmaceuticals, Inc.*	1,924,592
29,145	Bio-Rad Laboratories, Inc. Class A*	5,312,551
266,950	Merrimack Pharmaceuticals, Inc.* ‡	1,089,156
10,900	United Therapeutics Corp.*	1,563,387

		12,576,617

	Building Materials — 1.5%

21,253	Apogee Enterprises, Inc.	1,138,311
90,310	Boise Cascade Co.*	2,031,975
256,640	Builders FirstSource, Inc.* ‡	2,815,341
14,550	Eagle Materials, Inc.	1,433,611
18,500	Lennox International, Inc.	2,833,645
115,155	Summit Materials, Inc. Class A*	2,739,549
50,500	USG Corp.*	1,458,440

		14,450,872

	Chemicals — 2.5%

144,230	Axalta Coating Systems, Ltd.*	3,923,056
40,100	Cabot Corp.	2,026,654

See accompanying Notes to the Schedule of Investments.	13

Mercer US Small/Mid Cap Equity Fund

(formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Chemicals — continued

29,900	Celanese Corp. Series A	2,354,326
25,300	Chemtura Corp.*	839,960
26,400	Eastman Chemical Co.	1,985,544
144,900	Huntsman Corp.	2,764,692
15,715	Quaker Chemical Corp.	2,010,577
93,904	RPM International, Inc.	5,054,852
38,250	W.R. Grace & Co.	2,587,230

		23,546,891

	Commercial Services — 8.2%

90,260	Aramark	3,224,087
34,900	Avis Budget Group, Inc.*	1,280,132
115,269	Booz Allen Hamilton Holding Corp.	4,157,753
28,336	Bright Horizons Family Solutions, Inc.*	1,984,087
44,000	Carriage Services, Inc.	1,260,160
21,003	CEB, Inc.	1,272,782
36,844	CoStar Group, Inc.* ‡	6,944,725
30,700	Deluxe Corp.	2,198,427
19,045	Euronet Worldwide, Inc.*	1,379,429
55,129	Gartner, Inc.*	5,571,888
33,868	Grand Canyon Education, Inc.*	1,979,585
44,350	Healthcare Services Group, Inc.‡	1,737,189
35,887	HealthEquity, Inc.* ‡	1,454,141
93,592	IHS Markit, Ltd.*	3,314,093
44,493	KAR Auction Services, Inc.	1,896,292
128,627	Live Nation Entertainment, Inc.*	3,421,478
9,425	LSC Communications, Inc.	279,734
37,800	ManpowerGroup, Inc.	3,359,286
44,050	MarketAxess Holdings, Inc.	6,471,826
172,833	Nord Anglia Education, Inc.* ‡	4,027,009
12,300	PAREXEL International Corp.*	808,356
27,466	Paylocity Holding Corp.* ‡	824,255
139,196	Ritchie Bros Auctioneers, Inc.‡	4,732,664
25,133	RR Donnelley & Sons Co.	410,171
107,310	Sabre Corp.‡	2,677,384
32,150	Sotheby’s	1,281,499
76,870	Total System Services, Inc.	3,768,936
149,177	TransUnion*	4,614,045
73,600	Western Union Co. (The)	1,598,592

		77,930,005

	Computers — 1.8%

77,300	Convergys Corp.	1,898,488
87,760	Electronics For Imaging, Inc.*	3,849,153
22,697	ExlService Holdings, Inc.*	1,144,837
85,330	Fortinet, Inc.*	2,570,140
59,912	Lumentum Holdings, Inc.*	2,315,599
67,900	NCR Corp.*	2,754,024

14	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

(formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Computers — continued

42,200	Seagate Technology Plc	1,610,774
49,913	VeriFone Systems, Inc.*	884,957

		17,027,972

	Cosmetics & Personal Care — 0.2%

49,265	Inter Parfums, Inc.	1,613,429

	Distribution & Wholesale — 0.7%

85,940	HD Supply Holdings, Inc.*	3,653,309
98,820	LKQ Corp.*	3,028,833
11,400	ScanSource, Inc.*	459,990

		7,142,132

	Diversified Financial Services — 2.1%

39,919	Artisan Partners Asset Management, Inc. Class A	1,187,590
23,052	CBOE Holdings, Inc.	1,703,312
93,390	CIT Group, Inc.	3,985,885
18,000	Federal Agricultural Mortgage Corp. Class C	1,030,860
54,700	Legg Mason, Inc.	1,636,077
96,000	Navient Corp.	1,577,280
46,610	Raymond James Financial, Inc.	3,228,675
33,079	SEI Investments Co.	1,632,780
50,612	WageWorks, Inc.*	3,669,370

		19,651,829

	Electric — 1.2%

147,600	AES Corp.	1,715,112
51,300	Great Plains Energy, Inc.	1,403,055
167,983	OGE Energy Corp.	5,619,031
57,405	Portland General Electric Co.	2,487,359

		11,224,557

	Electrical Components & Equipment — 1.2%

9,169	Acuity Brands, Inc.	2,116,755
34,544	Advanced Energy Industries, Inc.*	1,891,284
34,500	Belden, Inc.	2,579,565
42,745	EnerSys	3,338,384
48,648	Generac Holdings, Inc.* ‡	1,981,920

		11,907,908

	Electronics — 2.7%

66,700	Avnet, Inc.	3,175,587
41,679	Coherent, Inc.*	5,726,069
161,700	Flex, Ltd.*	2,323,629
12,175	Mettler-Toledo International, Inc.*	5,095,968
56,910	National Instruments Corp.	1,753,966
43,100	Sanmina Corp.*	1,579,615

See accompanying Notes to the Schedule of Investments.	15

Mercer US Small/Mid Cap Equity Fund

(formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Electronics — continued

28,988	Sensata Technologies Holding NV*	1,129,083
71,142	Trimble, Inc.* ‡	2,144,931
117,800	Vishay Intertechnology, Inc.	1,908,360
19,595	Woodward, Inc.	1,353,035

		26,190,243

	Energy-Alternate Sources — 0.1%

142,300	Renewable Energy Group, Inc.*	1,380,310

	Engineering & Construction — 0.5%

37,900	Chicago Bridge & Iron Co. NV	1,203,325
48,188	Exponent, Inc.	2,905,736
22,890	MasTec, Inc.*	875,543

		4,984,604

	Entertainment — 1.1%

61,529	Lions Gate Entertainment Corp. Class A‡	1,655,130
61,529	Lions Gate Entertainment Corp. Class B* ‡	1,509,922
24,069	Six Flags Entertainment Corp.	1,443,177
39,249	Vail Resorts, Inc.	6,331,256

		10,939,485

	Environmental Control — 0.1%

20,100	Tetra Tech, Inc.	867,315

	Food — 2.1%

36,550	Hain Celestial Group (The), Inc.*	1,426,547
22,700	Ingles Markets, Inc. Class A	1,091,870
40,957	John B Sanfilippo & Son, Inc.	2,882,963
64,700	Pilgrim’s Pride Corp.	1,228,653
52,290	Pinnacle Foods, Inc.	2,794,901
20,600	Sanderson Farms, Inc.	1,941,344
29,600	SpartanNash Co.	1,170,384
84,092	TreeHouse Foods, Inc.*	6,070,601
40,200	Whole Foods Market, Inc.	1,236,552

		19,843,815

	Forest Products & Paper — 0.6%

27,100	Clearwater Paper Corp.*	1,776,405
15,114	Deltic Timber Corp.	1,164,836
58,918	PH Glatfelter Co.	1,407,551
35,400	Schweitzer-Mauduit International, Inc.	1,611,762

		5,960,554

	Gas — 0.4%

9,520	Atmos Energy Corp.	705,908
127,600	Centerpoint Energy, Inc.	3,144,064

		3,849,972

16	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

(formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Hand & Machine Tools — 0.2%

28,480	Lincoln Electric Holdings, Inc.	2,183,562

	Health Care – Products — 4.1%

69,464	Align Technology, Inc.* ‡	6,677,574
65,270	Bruker Corp.	1,382,419
27,046	Cantel Medical Corp. Class B‡	2,129,873
22,400	Hill-Rom Holdings, Inc.	1,257,536
51,500	Hologic, Inc.*	2,066,180
16,783	ICU Medical, Inc.*	2,472,975
16,770	IDEXX Laboratories, Inc.*	1,966,618
15,680	Penumbra, Inc.*	1,000,384
119,329	STERIS Plc	8,041,581
70,761	VWR Corp.*	1,771,148
63,128	West Pharmaceutical Services, Inc.‡	5,355,148
210,227	Wright Medical Group NV*	4,831,016

		38,952,452

	Health Care - Services — 2.0%

39,068	Acadia Healthcare Co., Inc.*	1,293,151
31,700	Air Methods Corp.*	1,009,645
56,600	Ensign Group (The), Inc.	1,257,086
25,566	ICON Plc*	1,922,563
98,400	Kindred Healthcare, Inc.	772,440
26,733	LifePoint Health, Inc.*	1,518,434
21,984	MEDNAX, Inc.* ‡	1,465,454
44,460	Quest Diagnostics, Inc.‡	4,085,874
102,600	Select Medical Holdings Corp.*	1,359,450
38,333	Surgical Care Affiliates, Inc.* ‡	1,773,668
16,301	WellCare Health Plans, Inc.*	2,234,541

		18,692,306

	Home Builders — 1.3%

39,619	CalAtlantic Group, Inc.	1,347,442
14,715	Cavco Industries, Inc.*	1,469,293
164,300	Taylor Morrison Home Corp. Class A*	3,164,418
15,800	Thor Industries, Inc.	1,580,790
431,615	TRI Pointe Group, Inc.*	4,954,940

		12,516,883

	Home Furnishings — 1.3%

14,468	American Woodmark Corp.*	1,088,717
34,300	Ethan Allen Interiors, Inc.	1,263,955
38,217	Harman International Industries, Inc.	4,248,202
87,006	La-Z-Boy, Inc.	2,701,536
42,715	Universal Electronics, Inc.*	2,757,253

		12,059,663

See accompanying Notes to the Schedule of Investments.	17

Mercer US Small/Mid Cap Equity Fund

(formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Household Products & Wares — 0.1%

13,205	Avery Dennison Corp.	927,255

	Housewares — 0.6%

87,049	Toro Co. (The)	4,870,392
23,589	Tupperware Brands Corp.	1,241,253

		6,111,645

	Insurance — 5.2%

46,815	Arthur J. Gallagher & Co.	2,432,507
54,200	Aspen Insurance Holdings, Ltd.	2,981,000
23,400	Assurant, Inc.	2,172,924
64,200	Assured Guaranty, Ltd.	2,424,834
58,545	Axis Capital Holdings, Ltd.	3,821,232
257,120	CNO Financial Group, Inc.	4,923,848
15,800	Everest Re Group, Ltd.	3,419,120
30,700	Hanover Insurance Group (The), Inc.	2,794,007
66,600	Heritage Insurance Holdings, Inc.	1,043,622
49,400	James River Group Holdings, Ltd.	2,052,570
55,500	Lincoln National Corp.	3,677,985
170,000	MGIC Investment Corp.*	1,732,300
56,407	ProAssurance Corp.	3,170,073
37,596	Reinsurance Group of America, Inc.	4,730,705
97,100	Universal Insurance Holdings, Inc.	2,757,640
90,300	Unum Group	3,966,879
38,245	XL Group, Ltd.	1,425,009

		49,526,255

	Internet — 0.8%

54,475	Cogent Communications Holdings, Inc.‡	2,252,541
60,858	HealthStream, Inc.* ‡	1,524,493
98,900	Rubicon Project (The), Inc.*	733,838
32,670	Shopify, Inc. Class A*	1,400,563
36,495	Splunk, Inc.* ‡	1,866,719

		7,778,154

	Investment Companies — 0.2%

57,300	Ares Capital Corp.	944,877
59,200	New Mountain Finance Corp.	834,720

		1,779,597

	Leisure Time — 1.2%

45,400	American Outdoor Brands Corp.*	957,032
61,232	Brunswick Corp.	3,339,593
47,741	Camping World Holdings, Inc. Class A	1,555,879
59,510	Harley-Davidson, Inc.	3,471,814
88,969	Planet Fitness, Inc. Class A	1,788,277

		11,112,595

18	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

(formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Lodging — 0.3%

35,300	Wyndham Worldwide Corp.	2,695,861

	Machinery - Construction & Mining — 0.3%

37,200	Oshkosh Corp.	2,403,492

	Machinery - Diversified — 3.1%

57,832	Albany International Corp. Class A	2,677,622
53,600	Briggs & Stratton Corp.	1,193,136
45,525	Cognex Corp.	2,896,300
23,880	Flowserve Corp.‡	1,147,434
17,467	Graco, Inc.	1,451,333
75,923	Middleby Corp. (The)* ‡	9,779,642
22,219	Nordson Corp.	2,489,639
40,385	Wabtec Corp.	3,352,763
51,586	Zebra Technologies Corp. Class A*	4,424,015

		29,411,884

	Media — 0.8%

50,650	Nexstar Broadcasting Group, Inc. Class A‡	3,206,145
40,390	Scripps Networks Interactive, Inc. Class A‡	2,882,634
67,300	TEGNA, Inc.	1,439,547

		7,528,326

	Metal Fabricate & Hardware — 0.6%

45,900	Global Brass & Copper Holdings, Inc.	1,574,370
30,116	RBC Bearings, Inc.*	2,795,066
37,266	Sun Hydraulics Corp.‡	1,489,522

		5,858,958

	Mining — 0.5%

24,163	Compass Minerals International, Inc.	1,893,171
83,480	Materion Corp.	3,305,808

		5,198,979

	Miscellaneous - Manufacturing — 1.6%

59,750	AO Smith Corp.	2,829,162
18,984	AptarGroup, Inc.	1,394,375
60,360	Crane Co.	4,353,163
39,097	Hexcel Corp.	2,011,150
40,100	ITT, Inc.	1,546,657
68,000	Textron, Inc.	3,302,080

		15,436,587

	Office & Business Equipment — 0.2%

93,800	Pitney Bowes, Inc.	1,424,822
104,800	Xerox Corp.	914,904

		2,339,726

See accompanying Notes to the Schedule of Investments.	19

Mercer US Small/Mid Cap Equity Fund

(formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Office Furnishings — 0.3%

107,900	Knoll, Inc.	3,013,647

	Oil & Gas — 3.4%

180,422	Callon Petroleum Co.*	2,773,086
94,300	Diamond Offshore Drilling, Inc.	1,669,110
17,909	Diamondback Energy, Inc.*	1,809,884
79,900	HollyFrontier Corp.	2,617,524
53,700	Murphy Oil Corp.	1,671,681
31,599	Murphy USA, Inc.*	1,942,391
99,325	Newfield Exploration Co.*	4,022,662
48,171	Parsley Energy, Inc. Class A*	1,697,546
31,800	PBF Energy, Inc. Class A	886,584
47,585	PDC Energy, Inc.*	3,453,719
94,865	QEP Resources, Inc.	1,746,465
309,115	Synergy Resources Corp.*	2,754,215
62,790	Tesoro Corp.	5,490,985

		32,535,852

	Oil & Gas Services — 0.7%

43,323	Dril-Quip, Inc.* ‡	2,601,546
75,100	Matrix Service Co.*	1,704,770
27,864	Oil States International, Inc.*	1,086,696
64,842	Superior Energy Services, Inc.	1,094,533

		6,487,545

	Packaging & Containers — 0.7%

74,600	Owens-Illinois, Inc.*	1,298,786
32,200	Packaging Corp. of America	2,731,204
67,790	Sealed Air Corp.	3,073,599

		7,103,589

	Pharmaceuticals — 3.2%

23,600	Akorn, Inc.*	515,188
73,441	Alkermes Plc*	4,081,851
80,648	Catalent, Inc.*	2,174,270
57,198	DexCom, Inc.* ‡	3,414,721
123,882	Ironwood Pharmaceuticals, Inc.* ‡	1,894,156
29,852	Jazz Pharmaceuticals Plc*	3,254,763
50,275	Lannett Co., Inc.*	1,108,564
23,400	Mallinckrodt Plc*	1,165,788
154,040	Nektar Therapeutics* ‡	1,890,071
78,393	Neurocrine Biosciences, Inc.*	3,033,809
39,900	Omega Protein Corp.*	999,495
69,655	Pacira Pharmaceuticals, Inc.* ‡	2,249,856
48,288	Premier, Inc. Class A*	1,466,024
90,700	Sucampo Pharmaceuticals, Inc. Class A*	1,228,985
28,447	VCA, Inc.*	1,952,886

		30,430,427

20	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

(formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Real Estate — 0.5%

33,191	FirstService Corp.	1,575,909
250,111	Forestar Group, Inc.*	3,326,476

		4,902,385

	REITS — 6.5%

90,743	American Campus Communities, Inc. REIT	4,516,279
227,300	Annaly Capital Management, Inc. REIT	2,266,181
176,697	Brandywine Realty Trust REIT	2,917,267
99,300	Chimera Investment Corp. REIT	1,690,086
52,000	City Office, Inc. REIT	684,840
57,000	CoreCivic, Inc. REIT	1,394,220
48,590	CyrusOne, Inc. REIT‡	2,173,431
105,983	Easterly Government Properties, Inc. REIT	2,121,780
84,600	Franklin Street Properties Corp. REIT	1,096,416
58,700	Government Properties Income Trust REIT	1,119,116
100,100	Hospitality Properties Trust REIT	3,177,174
113,700	Independence Realty Trust, Inc. REIT	1,014,204
227,800	Lexington Realty Trust REIT	2,460,240
71,800	Mack-Cali Realty Corp. REIT	2,083,636
181,200	Medical Properties Trust, Inc. REIT	2,228,760
30,849	Mid-America Apartment Communities, Inc. REIT	3,020,734
116,882	Physicians Realty Trust REIT	2,216,083
95,600	Piedmont Office Realty Trust, Inc. REIT Class A	1,998,996
210,240	Ramco-Gershenson Properties Trust REIT	3,485,779
100,700	RLJ Lodging Trust REIT	2,466,143
41,700	Sabra Healthcare, Inc. REIT	1,018,314
95,800	Select Income REIT	2,414,160
158,100	Senior Housing Properties Trust REIT	2,992,833
84,560	STAG Industrial, Inc. REIT	2,018,447
208,050	Starwood Property Trust, Inc. REIT	4,566,697
99,800	Summit Hotel Properties, Inc. REIT	1,599,794
44,115	Sun Communities, Inc. REIT	3,379,650

		62,121,260

	Retail — 4.5%

78,700	American Eagle Outfitters, Inc.	1,193,879
39,638	BJ’s Restaurants, Inc.*	1,557,773
72,100	Bloomin’ Brands, Inc.	1,299,963
35,315	Burlington Stores, Inc.*	2,992,946
13,547	Casey’s General Stores, Inc.	1,610,467
29,700	Dick’s Sporting Goods, Inc.	1,577,070
16,800	Dillard’s, Inc. Class A	1,053,192
25,570	Dunkin’ Brands Group, Inc.‡	1,340,891
60,509	Five Below, Inc.*	2,417,940
30,300	Foot Locker, Inc.	2,147,967
132,339	Fred’s, Inc. Class A	2,456,212
185,330	Haverty Furniture Cos., Inc.	4,392,321
24,080	Jack in the Box, Inc.	2,688,291

See accompanying Notes to the Schedule of Investments.	21

Mercer US Small/Mid Cap Equity Fund

(formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Retail — continued

22,770	Lithia Motors, Inc. Class A	2,204,819
28,500	Lululemon Athletica, Inc.* ‡	1,852,215
89,649	Michaels Cos. (The), Inc.*	1,833,322
6,557	Panera Bread Co. Class A* ‡	1,344,775
30,425	PriceSmart, Inc.	2,540,488
13,800	Red Robin Gourmet Burgers, Inc.*	778,320
60,400	Sonic Automotive, Inc. Class A	1,383,160
18,354	Texas Roadhouse, Inc. Class A	885,397
77,890	Urban Outfitters, Inc.*	2,218,307
23,900	Williams-Sonoma, Inc.	1,156,521

		42,926,236

	Savings & Loans — 0.3%

71,400	Banc of California, Inc.	1,238,790
33,800	Berkshire Hills Bancorp, Inc.	1,245,530
45,600	United Financial Bancorp, Inc.	828,096

		3,312,416

	Semiconductors — 3.3%

170,060	Cypress Semiconductor Corp.‡	1,945,486
24,430	Kla-Tencor Corp.	1,922,152
60,700	Kulicke & Soffa Industries, Inc.*	968,165
560,500	Lattice Semiconductor Corp.*	4,125,280
37,792	MACOM Technology Solutions Holdings, Inc.*	1,749,014
36,878	Microchip Technology, Inc.	2,365,724
72,730	Microsemi Corp.* ‡	3,925,238
258,880	ON Semiconductor Corp.*	3,303,309
37,898	Power Integrations, Inc.	2,571,379
38,650	Qorvo, Inc.*	2,038,015
30,055	Silicon Laboratories, Inc.*	1,953,575
187,610	Teradyne, Inc.	4,765,294

		31,632,631

	Shipbuilding — 0.2%

11,600	Huntington Ingalls Industries, Inc.	2,136,604

	Software — 4.5%

21,285	ANSYS, Inc.*	1,968,650
13,451	athenahealth, Inc.* ‡	1,414,642
27,556	Black Knight Financial Services, Inc. Class A* ‡	1,041,617
63,060	Blackbaud, Inc.‡	4,035,840
23,162	Broadridge Financial Solutions, Inc.	1,535,641
96,947	Callidus Software, Inc.* ‡	1,628,710
42,310	CyberArk Software, Ltd.*	1,925,105
9,425	Donnelley Financial Solutions, Inc.*	216,586
36,534	Guidewire Software, Inc.* ‡	1,802,222
29,912	HubSpot, Inc.*	1,405,864
19,580	j2 Global, Inc.‡	1,601,644

22	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

(formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Software — continued

827,370	Mitel Networks Corp.*	5,626,116
51,491	MSCI, Inc. Class A	4,056,461
60,920	RealPage, Inc.*	1,827,600
25,406	SPS Commerce, Inc.* ‡	1,775,625
67,888	SS&C Technologies Holdings, Inc.	1,941,597
24,065	Tyler Technologies, Inc.*	3,435,760
24,101	Ultimate Software Group (The), Inc.* ‡	4,394,817
35,040	Veeva Systems, Inc. Class A* ‡	1,426,128

		43,060,625

	Telecommunications — 1.0%

38,390	ARRIS International Plc*	1,156,691
52,007	GTT Communications, Inc.* ‡	1,495,201
80,100	Juniper Networks, Inc.	2,263,626
37,600	Plantronics, Inc.	2,058,976
78,050	Zayo Group Holdings, Inc.* ‡	2,564,723

		9,539,217

	Transportation — 1.6%

31,300	Atlas Air Worldwide Holdings, Inc.*	1,632,295
82,166	Heartland Express, Inc.	1,672,900
40,020	J.B. Hunt Transport Services, Inc.	3,884,741
11,900	Marten Transport, Ltd.	277,270
65,800	Navigator Holdings, Ltd.*	611,940
36,020	Old Dominion Freight Line, Inc.*	3,090,156
29,900	Ryder System, Inc.	2,225,756
38,333	XPO Logistics, Inc.* ‡	1,654,452

		15,049,510

	TOTAL COMMON STOCKS (COST $812,444,809)	925,050,456

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 5.9%

	Bank Deposit — 3.7%
35,071,686	State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/03/17	35,071,686

	Securities Lending Collateral — 2.1%
20,042,743	State Street Institutional U.S. Government Money Market Fund, Premier Class***	20,042,743

	U.S. Government and Agency Obligations — 0.1%
600,000	United States Treasury Bill, 0.53%, due 04/27/17** ‡‡	598,979

	TOTAL SHORT-TERM INVESTMENTS (COST $55,713,578)	55,713,408

	TOTAL INVESTMENTS — 102.6% (Cost $868,158,387)	980,763,864

	Other Assets and Liabilities (net) — (2.6)%	(24,522,435)

	NET ASSETS — 100.0%	$956,241,429

See accompanying Notes to the Schedule of Investments.	23

Mercer US Small/Mid Cap Equity Fund

(formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Notes to Schedule of Investments:

REIT — Real Estate Investment Trust

*	Non-income producing security

**	All or a portion of this security is held for open futures collateral.

***	Represents an investment of securities lending cash collateral.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

24	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

(formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
144	Russell 2000 Mini Index	March 2017	$9,769,680	$(203,060)
73	S&P Mid 400 E-mini Index	March 2017	12,111,430	(227,330)

				$(430,391)

See accompanying Notes to the Schedule of Investments.	25

Mercer US Small/Mid Cap Equity Fund

(formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	96.7
Futures Contracts	(0.0)
Short-Term Investments	5.9
Other Assets and Liabilities (net)	(2.6)

100.0%

26	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 93.1%

	Australia — 4.3%

172,812	ALS Ltd.	755,804
105,678	Aristocrat Leisure, Ltd.	1,186,082
1,444,167	Asaleo Care, Ltd.	1,547,667
259,978	Australia & New Zealand Banking Group, Ltd.	5,726,566
294,129	BGP Holdings Plc* **** ¤	—
222,091	BHP Billiton, Ltd.	4,030,051
241,566	BlueScope Steel, Ltd.	1,623,238
1,671,677	Brambles, Ltd.	15,009,717
95,724	Crown Resorts, Ltd.	802,653
1,079,350	CSR, Ltd.	3,610,794
249,269	Downer EDI, Ltd.	1,099,219
1,105,906	Evolution Mining, Ltd.	1,697,667
2,673,280	Fortescue Metals Group, Ltd.‡	11,401,401
987,052	Genworth Mortgage Insurance Australia, Ltd.	2,337,148
365,400	Harvey Norman Holdings, Ltd.	1,359,972
488,718	Investa Office Fund REIT	1,670,317
227,700	Lend Lease Group	2,410,510
178,596	Link Administration Holdings, Ltd.	978,963
81,268	Macquarie Group, Ltd.	5,126,676
64,613	Magellan Financial Group, Ltd.	1,112,110
130,170	McMillan Shakespeare, Ltd.	1,024,564
1,432,675	Metcash, Ltd.*	2,365,271
154,722	Mineral Resources, Ltd.	1,357,854
1,313,046	Myer Holdings, Ltd.‡	1,312,071
227,340	Navitas, Ltd.	819,792
137,589	Nufarm, Ltd.	912,594
206,209	Orica, Ltd.	2,639,905
506,288	Orora, Ltd.	1,096,143
237,603	OZ Minerals, Ltd.	1,357,461
101,857	Pact Group Holdings, Ltd.	497,844
84,729	Premier Investments, Ltd.	885,927
242,111	Primary Health Care, Ltd.	715,275
862,388	Qantas Airways, Ltd.	2,079,435
469,710	Retail Food Group, Ltd.	2,387,621
29,819	Rio Tinto, Ltd.	1,293,357
144,930	Seven Group Holdings, Ltd.‡	822,759
696,497	Seven West Media, Ltd.	405,988
1,477,346	Sigma Pharmaceuticals, Ltd.	1,379,972
81,553	Sims Metal Management, Ltd.	757,644
394,498	Star Entertainment Grp, Ltd. (The)	1,476,841
249,709	Technology One, Ltd.	1,021,601

	Total Australia	90,096,474

	Austria — 1.0%

11,063	ANDRITZ AG	556,539
345,160	Erste Group Bank AG*	10,129,900
5,986	Lenzing AG	726,079
69,200	OMV AG	2,449,501

See accompanying Notes to the Schedule of Investments.	27

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Austria — continued

10,862	RHI AG	277,825
11,485	Schoeller-Bleckmann Oilfield Equipment AG	927,069
45,806	Vienna Insurance Group	1,029,086
85,034	Voestalpine AG	3,344,525
59,379	Wienerberger AG	1,033,082

	Total Austria	20,473,606

	Belgium — 0.8%

55,042	Ageas	2,183,469
36,821	bpost SA	873,831
142,856	Euronav NV	1,141,984
163,580	KBC Group NV*	10,150,293
66,926	Orange Belgium SA* ¤	1,401,569
16,888	Umicore SA	964,553

	Total Belgium	16,715,699

	Bermuda — 0.2%

2,192,633	Esprit Holdings, Ltd.*	1,722,285
171,893	Hiscox, Ltd.	2,160,103

	Total Bermuda	3,882,388

	Brazil — 0.1%

674,100	JBS SA	2,361,121

	Canada — 1.1%

75,300	Barrick Gold Corp. (Toronto Exchange)‡	1,206,664
153,200	Bonavista Energy Corp.	549,489
106,900	Crescent Point Energy Corp.	1,452,771
226,155	Entertainment One, Ltd.	643,570
20,687	Fairfax Financial Holdings, Ltd.	10,003,743
230,918	First Quantum Minerals, Ltd.	2,298,762
21,900	Home Capital Group, Inc.‡	511,798
87,800	HudBay Minerals, Inc.	502,818
18,200	Intertape Polymer Group, Inc.	341,729
137,900	Lundin Mining Corp.*	658,111
204,146	Pengrowth Energy Corp.	289,887
19,600	Russel Metals, Inc.‡	373,862
41,400	Secure Energy Services, Inc.	361,503
106,000	SEMAFO, Inc.*	349,368
147,580	Teck Resources, Ltd. Class B	2,956,028

	Total Canada	22,500,103

	Cayman Islands — 1.7%

105,450	Alibaba Group Holding, Ltd., Sponsored ADR*	9,259,564
1,969,000	China Hongqiao Group, Ltd.	1,732,016
3,714,000	Jiangnan Group, Ltd.	522,144
2,741,000	Lee & Man Paper Manufacturing, Ltd.	2,128,273
593,150	Tencent Holdings, Ltd.	14,512,882

28	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — continued

3,834,000	Truly International Holdings, Ltd.	1,493,416
1,418,000	United Laboratories International Holdings, Ltd. (The)*	965,677
3,810,000	Universal Health International Group Holding, Ltd.*	174,452
4,537,000	WH Group, Ltd.	3,669,088
268,000	Xinyi Automobile Glass Hong Kong Enterprises, Ltd.*	51,159
2,144,000	Xinyi Glass Holdings, Ltd.*	1,753,218

	Total Cayman Islands	36,261,889

	China — 0.1%

905,000	China Railway Construction Corp., Ltd. Class H	1,164,933
628,600	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,441,544

	Total China	2,606,477

	Denmark — 1.7%

1,419	AP Moeller - Maersk AS Class B	2,268,532
144,100	Danske Bank AS	4,378,467
240,862	DSV AS	10,735,272
30,545	Jyske Bank AS	1,458,888
94,277	Pandora AS	12,357,093
40,501	Sydbank AS	1,259,346
34,858	Vestas Wind Systems AS	2,269,623

	Total Denmark	34,727,221

	Faroe Islands — 0.0%

17,152	Bakkafrost P/F	683,075

	Finland — 1.1%

27,390	Cargotec OYJ Class B	1,239,075
28,330	Huhtamaki OYJ	1,054,204
103,787	Kemira OYJ	1,327,863
36,230	Kesko OYJ Class B	1,814,381
65,833	Kone OYJ Class B	2,955,948
88,380	Neste OYJ	3,402,486
177,513	Outokumpu OYJ*	1,592,407
104,456	Stora Enso OYJ Class R	1,124,887
182,189	UPM-Kymmene OYJ	4,485,104
104,725	Valmet OYJ	1,544,213
20,573	Wartsila OYJ Abp	926,129
164,298	YIT OYJ	1,315,296

	Total Finland	22,781,993

	France — 8.5%

24,000	Atos SE	2,537,728
260,311	AXA SA	6,585,394
178,427	BNP Paribas SA	11,395,260
129,388	CNP Assurances	2,401,907
359,414	Credit Agricole SA	4,465,703
259,137	Danone SA	16,454,149

See accompanying Notes to the Schedule of Investments.	29

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	France — continued

46,795	Dassault Systemes SA	3,572,955
57,611	Edenred	1,144,513
76,000	Electricite de France SA	775,958
112,600	Engie SA	1,439,430
74,620	Essilor International SA	8,449,029
222,804	Etablissements Maurel et Prom*	991,711
14,701	Euler Hermes Group	1,294,741
37,759	Faurecia	1,467,002
73,878	IPSOS	2,325,606
49,020	Kering	11,028,430
104,551	Legrand SA	5,949,345
12,140	LVMH Moet Hennessy Louis Vuitton SE	2,322,766
56,503	Metropole Television SA	1,053,071
223,200	Natixis SA	1,261,852
81,345	Neopost SA	2,549,935
35,220	Nexans SA*	1,828,068
177,900	Orange SA	2,708,584
93,047	Pernod Ricard SA	10,103,649
84,815	Renault SA	7,560,148
93,300	Sanofi	7,567,588
143,769	Schneider Electric SE	10,024,943
178,651	Societe Generale SA	8,808,260
192,047	Technicolor	1,041,166
8,500	Thales SA	825,980
362,915	Total SA	18,649,265
56,773	UBISOFT Entertainment SA*	2,023,989
114,272	Valeo SA	6,582,055
290,666	Vallourec SA* ‡	2,008,099
494,540	Vivendi SA	9,417,778

	Total France	178,616,057

	Germany — 8.9%

28,177	Aareal Bank AG	1,062,925
79,460	Adidas AG	12,584,136
18,165	Allianz SE	3,008,047
42,927	Aurubis AG	2,481,193
23,200	BASF SE	2,160,963
93,538	Bayer AG	9,780,087
22,808	Bayerische Motoren Werke AG	2,135,035
9,731	Bechtle AG	1,014,266
74,543	Brenntag AG	4,151,359
9,108	Cewe Stiftung & Co. KGaA	812,435
11,421	Continental AG	2,212,905
43,243	Covestro AG	2,972,896
37,605	Daimler AG	2,805,029
70,100	Deutsche Bank AG*	1,275,430
129,200	Deutsche Lufthansa AG	1,672,078
95,396	Deutsche Post AG	3,142,832
244,273	Deutsche Wohnen AG	7,688,185

30	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Germany — continued

116,064	Deutz AG	654,327
52,118	DIC Asset AG	500,240
438,803	E.ON SE	3,100,944
42,798	ElringKlinger AG‡	716,616
118,809	Evonik Industries AG	3,556,405
90,260	Fresenius Medical Care AG & Co. KGaA	7,658,979
140,447	GEA Group AG	5,663,257
2,785	Hannover Rueck SE	301,973
95,750	HeidelbergCement AG	8,950,948
917,230	Infineon Technologies AG	15,972,572
125,874	Jenoptik AG ¤	2,180,675
79,600	K+S AG‡	1,905,009
156,345	Kloeckner & Co. SE*	1,964,017
13,832	Koenig & Bauer AG*	623,693
37,666	LEG Immobilien AG*	2,931,942
22,512	Leoni AG	803,634
21,995	Linde AG	3,621,399
84,200	METRO AG	2,805,062
24,481	Muenchener Rueckversicherungs-Gesellschaft in Muenchen AG	4,638,803
1,129	Rational AG	504,905
27,895	Rheinmetall AG	1,880,082
196,428	RWE AG*	2,447,860
58,319	Salzgitter AG	2,063,726
73,605	Siemens AG	9,067,753
14,302	Sixt SE	768,582
27,995	SMA Solar Technology AG‡	741,589
51,115	Software AG‡	1,859,209
19,000	STADA Arzneimittel AG	985,680
98,723	Symrise AG	6,021,727
132,916	TAG Immobilien AG	1,760,826
52,401	Talanx AG*	1,755,926
104,278	Thyssenkrupp AG	2,490,111
218,888	Uniper SE*	3,027,888
236,232	Vonovia SE	7,700,466
10,505	Wacker Chemie AG	1,095,273
339,800	Zalando SE*	13,006,482

	Total Germany	186,688,381

	Gibraltar — 0.0%

119,955	888 Holdings Plc	321,642

	Hong Kong — 1.0%

2,610,800	AIA Group, Ltd.	14,732,399
2,891,000	Champion REIT¤	1,566,099
147,000	Hopewell Holdings, Ltd.	507,181
3,458,000	PCCW, Ltd.	1,873,251
342,000	Wheelock & Co., Ltd.	1,925,450

	Total Hong Kong	20,604,380

See accompanying Notes to the Schedule of Investments.	31

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Hungary — 0.2%

28,700	MOL Hungarian Oil & Gas Plc	2,022,400
46,367	Richter Gedeon Nyrt	983,289

	Total Hungary	3,005,689

	India — 0.6%

184,040	HDFC Bank, Ltd.	3,261,849
423,100	KPIT Technologies, Ltd.	835,353
243,710	Tata Motors, Ltd., Sponsored ADR	8,381,187

	Total India	12,478,389

	Indonesia — 0.4%

8,897,800	Bank Mandiri Persero Tbk PT	7,644,612
3,540,700	Bank Negara Indonesia Persero Tbk PT	1,452,022

	Total Indonesia	9,096,634

	Ireland — 0.8%

5,603,574	Bank of Ireland*	1,383,027
313,147	C&C Group Plc	1,271,623
76,946	James Hardie Industries Plc, ADR	1,224,094
64,066	Kerry Group Plc Class A	4,588,248
85,070	Ryanair Holdings Plc, Sponsored ADR*	7,082,928
53,015	Smurfit Kappa Group Plc	1,234,170

	Total Ireland	16,784,090

	Isle Of Man — 0.1%

89,843	GVC Holdings Plc*	713,268
127,324	Playtech Plc	1,299,528

	Total Isle of Man	2,012,796

	Israel — 0.3%

27,792	Check Point Software Technologies, Ltd.*	2,347,312
952,345	El Al Israel Airlines	631,738
1,900	Orbotech, Ltd.*	63,479
76,500	Teva Pharmaceutical Industries, Ltd.	2,749,003

	Total Israel	5,791,532

	Italy — 0.9%

1,214,000	A2A Spa	1,574,974
183,100	Astaldi Spa‡	1,042,874
132,462	Autogrill Spa	1,199,447
95,081	Davide Campari-Milano Spa	931,663
634,000	Enel Spa	2,800,564
461,812	Italgas Spa*	1,820,766
357,418	Mediaset Spa	1,549,415
127,100	Mediobanca Spa	1,039,625
138,686	Saras Spa	251,600
167,166	Societa Cattolica di Assicurazioni SCRL	982,093

32	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Italy — continued

1,111,459	UniCredit Spa‡	3,205,099
786,027	Unipol Gruppo Finanziario Spa	2,838,708

	Total Italy	19,236,828

	Japan — 20.4%

8,200	Aichi Steel Corp.	345,197
79,600	Aisin Seiki Co., Ltd.	3,460,128
60,100	Alpine Electronics, Inc.	784,776
221,300	Astellas Pharma, Inc.	3,080,384
37,900	Azbil Corp.	1,069,070
109,700	Brother Industries, Ltd.	1,983,601
273,400	Calbee, Inc.	8,579,277
149,000	Calsonic Kansei Corp.	2,285,429
36,600	Cawachi, Ltd.	914,725
305,000	Central Glass Co., Ltd.	1,425,173
23,800	Central Japan Railway Co.	3,923,985
245,294	Chiba Bank, Ltd. (The)	1,507,916
436,000	Citizen Watch Co., Ltd.	2,612,972
53,500	CKD Corp.	608,690
37,500	Coca-Cola East Japan Co., Ltd.	828,225
118,800	COMSYS Holdings Corp.	2,180,742
530,500	Concordia Financial Group, Ltd.	2,558,917
142,000	Daido Steel Co., Ltd.	589,257
173,400	Daiichi Sanyko Co., Ltd.	3,555,417
324,246	Daiwa Securities Group, Inc.	2,002,438
35,400	Denso Corp.	1,536,676
91,100	DIC Corp.	2,772,795
41,900	East Japan Railway Co.	3,628,328
3,900	Ebara Corp.	111,347
20,900	Enplas Corp.	618,211
37,200	FCC Co., Ltd.	670,739
89,900	Fuji Machine Manufacturing Co., Ltd.	1,030,534
189,900	Fuji Oil Holdings, Inc.	3,738,247
352,000	Fujikura, Ltd.	1,916,406
114,100	Fujitec Co., Ltd.‡	1,339,246
668,000	Fujitsu, Ltd.	3,719,861
38,097	Glory, Ltd.	1,205,281
40,600	Gurunavi, Inc.	809,320
241,294	Hachijuni Bank, Ltd. (The)	1,402,644
431,000	Hanwa Co., Ltd.	2,826,896
23,700	Heiwado Co., Ltd.	561,233
40,600	Hirose Electric Co., Ltd.	5,043,889
42,300	Hitachi High-Technologies Corp.	1,709,988
1,009,000	Hitachi, Ltd.	5,467,381
80,700	Hokuhoku Financial Group, Inc.	1,395,567
36,700	IBJ Leasing Co., Ltd.	821,884
593,500	Inpex Corp.	5,958,662
177,100	Isuzu Motors, Ltd.	2,248,768
121,500	Ito En, Ltd.	4,047,048
210,000	Itochu Corp.	2,794,358

See accompanying Notes to the Schedule of Investments.	33

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

70,600	Japan Airlines Co., Ltd.	2,067,124
61,000	Japan Aviation Electronics Industry, Ltd.‡	860,857
53,600	Japan Petroleum Exploration Co., Ltd.	1,194,379
53,400	Japan Steel Works, Ltd. (The)	948,641
283,400	Japan Tobacco, Inc.	9,340,160
397,600	JFE Holdings, Inc.	6,067,887
43,500	Juki Corp.	394,217
67,700	JX Holdings, Inc.	287,145
146,000	Kaneka Corp.	1,191,683
663,000	Kanematsu Corp.	1,119,827
209,408	Kao Corp.	9,948,384
683,000	Kawasaki Heavy Industries, Ltd.	2,149,106
746,400	KDDI Corp.	18,939,176
164,300	Keihin Corp.	2,884,952
4,800	Keyence Corp.	3,300,553
92,800	Kobayashi Pharmaceutical Co., Ltd.	3,978,223
487,000	Komatsu, Ltd.	11,054,422
104,400	Komori Corp.	1,370,398
405,400	Konica Minolta, Inc.	4,035,404
9,986	Kose Corp.	831,346
342,000	KYB Corp.	1,662,571
71,000	Kyudenko Corp.	1,911,433
37,300	LINE Corp.* ‡	1,282,402
113,000	Makino Milling Machine Co., Ltd.‡	886,483
335,200	Marubeni Corp.	1,904,836
19,900	Maruwa Co., Ltd.	660,291
38,400	Matsumotokiyoshi Holdings Co., Ltd.	1,896,378
405,400	Mebuki Financial Group, Inc.	1,505,022
83,200	MISUMI Group, Inc.	1,372,459
328,000	Mitsubishi Chemical Holdings Corp.	2,131,641
187,800	Mitsubishi Co.	4,009,277
261,400	Mitsubishi Electric Corp.	3,652,002
185,000	Mitsubishi Gas Chemical Co., Inc.	3,164,359
155,400	Mitsui & Co., Ltd.	2,141,105
135,000	Mitsui Mining & Smelting Co., Ltd.	342,607
1,773,900	Mizuho Financial Group, Inc.	3,190,845
47,700	Modec, Inc.	763,953
539,000	NEC Corp.	1,432,589
97,100	Nichicon Corp.	849,162
170,800	Nihon Kohden Corp.	3,788,396
89,200	Nihon Unisys, Ltd.	1,124,225
333,000	Nippon Electric Glass Co., Ltd.	1,804,398
29,700	Nippon Flour Mills Co., Ltd.	414,046
552,100	Nippon Light Metal Holdings Co., Ltd.	1,169,192
38,500	Nippon Paper Industries Co., Ltd.	653,577
95,400	Nippon Sheet Glass Co., Ltd.*	696,064
248,000	Nippon Soda Co., Ltd.	1,167,334
66,905	Nippon Telegraph & Telephone Corp., ADR	2,814,693
283,000	Nippon Telegraph & Telephone Corp.	11,918,344

34	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

166,600	Nipro Corp.	1,825,479
125,200	Nishi-Nippon Financial Holdings, Inc.*	1,312,810
465,800	Nissan Motor Co., Ltd.	4,694,542
287,500	Nisshinbo Holdings, Inc.	2,780,469
256,520	Nomura Research Institute, Ltd.	7,829,650
360,641	North Pacific Bank, Ltd.	1,490,367
176,000	NTT DoCoMo, Inc.	4,018,416
72,800	Obic Co., Ltd.	3,189,506
244,700	Omron Corp.	9,409,521
695,300	Orix Corp.	10,873,470
87,100	Otsuka Holdings Co., Ltd.	3,803,321
358,800	Pioneer Corp.*	725,998
370,000	Prima Meat Packers, Ltd.	1,319,672
431,500	Resona Holdings, Inc.	2,217,896
58,500	Rohm Co., Ltd.	3,375,530
100,000	Rohto Pharmaceutical Co., Ltd.‡	1,575,856
42,600	Ryohin Keikaku Co., Ltd.	8,367,694
218,000	Sankyu, Inc.	1,321,439
362,400	Santen Pharmaceutical Co., Ltd.	4,443,195
25,300	Sawai Pharmaceutical Co., Ltd.	1,362,233
52,200	SCREEN Holdings Co., Ltd.‡	3,244,738
86,400	Secom Co., Ltd.	6,332,123
200,600	Seiko Epson Corp.	4,256,741
264,300	Senshu Ikeda Holdings, Inc.	1,221,398
77,300	Shin-Etsu Chemical Co., Ltd.	6,009,166
212,000	Shindengen Electric Manufacturing Co., Ltd.	790,672
56,400	Ship Healthcare Holdings, Inc.	1,450,679
6,400	SMC Corp.	1,531,204
2,441,300	Sojitz Corp.	5,944,435
58,942	Sony Corp., Sponsored ADR	1,652,144
91,600	Sumitomo Electric Industries, Ltd.	1,324,503
68,000	Sumitomo Metal Mining Co., Ltd.	878,604
284,441	Sumitomo Mitsui Financial Group, Inc.	10,876,725
128,300	Sumitomo Rubber Industries, Ltd.	2,041,624
82,400	T-Gaia Corp.	1,344,427
40,600	Taiyo Yuden Co., Ltd.	488,377
31,300	TDK Corp.	2,157,603
105,000	Terumo Corp.	3,884,554
40,000	Toagosei Co., Ltd.	394,736
455,000	Tokuyama Corp.*	1,732,070
47,500	Tokyo Century Corp.	1,629,014
25,500	Tokyo Electron, Ltd.	2,414,777
307,000	Tokyo Gas Co., Ltd.	1,392,140
49,700	Tokyo Ohka Kogyo Co., Ltd.	1,678,896
40,000	Tokyo Seimitsu Co., Ltd.	1,188,323
11,900	Tokyo TY Financial Group, Inc.	415,763
188,600	Tokyu Construction Co., Ltd.	1,523,224
240,000	Toray Industries, Inc.	1,946,997
18,000	Towa Pharmaceutical Co., Ltd.‡	706,820

See accompanying Notes to the Schedule of Investments.	35

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

115,700	Toyo Suisan Kaisha, Ltd.	4,201,050
147,000	Toyo Tire & Rubber Co., Ltd.	1,833,798
45,900	Toyoda Gosei Co., Ltd.	1,075,926
47,400	Toyota Motor Corp.	2,795,192
71,100	TS Tech Co., Ltd.	1,834,878
232,000	UACJ Corp.	638,505
694,000	Ube Industries, Ltd.	1,457,796
29,400	Ulvac, Inc.	902,405
88,870	USS Co., Ltd.	1,418,750
96,900	Valor Holdings Co., Ltd.	2,533,931
46,800	Yamaha Corp.	1,432,469
47,500	Yamaha Motor Co., Ltd.‡	1,048,270
510,762	Yamato Holdings Co., Ltd.	10,407,047
92,200	Yamato Kogyo Co., Ltd.	2,588,888
118,900	Yokogawa Electric Corp.	1,725,877
73,000	Yokohama Rubber Co., Ltd. (The)	1,311,853

	Total Japan	427,541,372

	Luxembourg — 0.7%

51,642	Aperam SA	2,367,512
1,193,082	ArcelorMittal*	8,828,957
216,089	ArcelorMittal, ADR*	1,577,450
106,700	SAF-Holland SA	1,534,508

	Total Luxembourg	14,308,427

	Malaysia — 0.1%

748,700	Tenaga Nasional Bhd	2,319,868

	Malta — 0.1%

193,384	Kindred Group Plc, ADR	1,821,104

	Mauritius — 0.0%

2,653,400	Golden Agri-Resources, Ltd.	789,757

	Mexico — 0.4%

1,132,113	Cemex SAB de CV, Sponsored ADR*	9,090,867

	Netherlands — 3.2%

271,833	Aegon NV	1,498,950
20,220	AerCap Holdings NV*	841,354
30,339	ASM International NV	1,364,323
15,539	ASML Holding NV	1,747,968
25,586	BE Semiconductor Industries NV	853,863
14,616	Core Laboratories NV	1,754,505
344,273	Delta Lloyd NV	1,930,719
22,417	Euronext NV	926,976
168,486	Fiat Chrysler Automobiles NV	1,539,862
58,723	Fugro NV, ADR*	900,889
98,604	Heineken NV	7,411,223

36	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued

908,343	ING Groep NV	12,809,459
77,326	Koninklijke Ahold Delhaize NV	1,633,639
50,651	Koninklijke DSM NV	3,043,039
32,778	Koninklijke Philips Electronics NV, ADR	1,002,024
149,635	Koninklijke Philips NV	4,576,998
181,516	NN Group NV	6,163,861
391,811	PostNL NV*	1,691,071
365,534	RELX NV	6,164,896
37,651	SBM Offshore NV	592,310
348,594	STMicroelectronics NV, ADR	3,956,542
55,122	TKH Group NV, ADR	2,185,480
27,892	Unilever NV, ADR	1,150,728
45,254	Wolters Kluwer NV	1,642,924

	Total Netherlands	67,383,603

	New Zealand — 0.4%

757,106	Air New Zealand, Ltd.	1,158,806
152,951	Chorus, Ltd.	423,411
6,726	Fisher & Paykel Healthcare Corp., Ltd.	39,959
171,748	Fletcher Building, Ltd.	1,269,455
319,773	Kiwi Property Group, Ltd. REIT	308,824
494,267	Sky City Entertainment Group, Ltd.	1,354,484
907,515	Sky Network Television, Ltd.	2,879,287
348,230	Trade Me Group, Ltd.	1,216,532

	Total New Zealand	8,650,758

	Norway — 0.9%

340,877	DNB ASA	5,084,820
11,962	Leroy Seafood Group ASA	668,578
31,729	Marine Harvest ASA*	573,929
157,623	Orkla ASA	1,431,987
87,248	Salmar ASA	2,616,112
89,259	SpareBank 1 SMN	671,436
70,600	Statoil ASA	1,299,190
134,731	Statoil ASA, Sponsored ADR	2,457,493
426,276	Storebrand ASA*	2,274,080
42,500	Yara International ASA	1,678,730

	Total Norway	18,756,355

	Philippines — 0.0%

6,261,800	Vista Land & Lifescapes, Inc.	623,503

	Poland — 0.1%

423,743	PGE Polska Grupa Energetyczna SA	1,060,804

	Portugal — 0.6%

782,528	Banco Espirito Santo SA* **** ¤	—
70,424	CTT-Correios de Portugal SA	478,733

See accompanying Notes to the Schedule of Investments.	37

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Portugal — continued

41,095	Galp Energia SGPS SA	615,065
639,120	Jeronimo Martins SGPS SA	9,936,408
302,546	Navigator Co. SA (The)‡	1,041,895

	Total Portugal	12,072,101

	Russia — 0.2%

346,335	Gazprom PJSC, Sponsored ADR	1,748,992
50,084	MMC Norilsk Nickel PJSC, (London Exchange), ADR	840,910
32,432	Tatneft PJSC, (London Exchange), Sponsored ADR	1,336,847

	Total Russia	3,926,749

	Singapore — 0.3%

442,500	Ascendas Hospitality Trust REIT‡	215,936
146,200	DBS Group Holdings, Ltd.	1,754,764
939,700	Wilmar International, Ltd.	2,335,103
1,713,900	Yangzijiang Shipbuilding Holdings, Ltd.	966,864

	Total Singapore	5,272,667

	South Africa — 0.1%

153,700	MTN Group, Ltd.	1,418,086

	South Korea — 0.3%

35,889	Kia Motors Corp.	1,166,288
3,220	Samsung Electronics Co., Ltd.	4,804,140
6,440	SK Telecom Co., Ltd.	1,194,370

	Total South Korea	7,164,798

	Spain — 1.7%

77,598	Acerinox SA‡	1,031,675
301,862	Amadeus IT Group SA Class A	13,744,850
309,821	Banco Santander SA	1,620,520
19,609	Construcciones y Auxiliar de Ferrocarriles SA	792,143
334,800	Distribuidora Internacional de Alimentacion SA	1,647,353
317,118	Ence Energia y Celulosa SA	839,545
48,663	Gamesa Corp. Tecnologica SA	989,077
261,233	Gas Natural SDG SA	4,934,841
361,164	Iberdrola SA	2,374,766
20,191	Let’s GOWEX SA* **** ‡ ¤	—
714,400	Mapfre SA	2,185,189
316,711	Repsol SA	4,482,963

	Total Spain	34,642,922

	Sweden — 2.6%

16,982	AF AB	312,176
71,200	Assa Abloy AB Series B	1,325,311
45,976	Atlas Copco AB Class A	1,404,392
54,898	Atlas Copco AB Class B	1,502,283
92,843	BillerudKorsnas AB	1,563,633
92,725	Boliden AB	2,428,206

38	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Sweden — continued

82,178	Castellum AB	1,129,828
53,960	Electrolux AB Class B	1,344,159
53,879	Granges AB	510,049
12,502	Hexagon AB	447,945
67,645	Hexpol AB	628,080
19,433	Holmen AB Class B	699,063
45,858	Intrum Justitia AB‡	1,551,719
53,032	Investor AB Class B	1,987,693
478,080	Lundin Petroleum AB*	10,425,076
54,581	Mycronic AB	588,792
28,571	NCC AB Class B	708,881
230,914	Nordea Bank AB	2,574,862
37,067	Saab AB Class B	1,389,309
50,370	Sandvik AB	624,871
368,300	SAS AB*	565,549
133,878	SKF AB Class B	2,469,889
975,293	SSAB AB Class B*	3,090,800
103,776	Svenska Cellulosa AB SCA Class B	2,939,212
487,644	Svenska Handelsbanken AB Class A	6,795,646
182,171	Telefonaktiebolaget LM Ericsson Class B, Sponsored ADR	1,062,057
332,511	Telefonaktiebolaget LM Ericsson Class B	1,958,186
450,400	Telia Co. AB	1,820,023

	Total Sweden	53,847,690

	Switzerland — 7.7%

371,038	ABB, Ltd.*	7,841,685
16,110	Actelion, Ltd.*	3,495,110
35,600	Aryzta AG*	1,570,975
8,468	Autoneum Holding AG	2,226,667
11,138	Bucher Industries AG	2,747,925
44,944	Cembra Money Bank AG*	3,281,197
50,585	Cie Financiere Richemont SA	3,357,070
158,335	Clariant AG*	2,737,193
82,184	Coca-Cola HBC AG*	1,797,446
197,300	Credit Suisse Group AG*	2,836,181
10,274	Geberit AG	4,126,380
4,052	Georg Fischer AG	3,325,004
4,785	Givaudan SA	8,785,172
18,795	Implenia AG	1,391,572
265,274	Julius Baer Group, Ltd.*	11,805,326
20,358	Kudelski SA*	353,538
45,758	LafargeHolcim, Ltd.*	2,415,425
62,319	Logitech International SA	1,557,438
460,896	Nestle SA	33,126,829
10,585	Rieter Holding AG*	1,844,447
84,138	Roche Holding AG	19,255,669
10,976	Schindler Holding AG	1,939,578
2,901	SGS SA	5,914,175
2,065	Siegfried Holding AG*	432,769

See accompanying Notes to the Schedule of Investments.	39

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued

7,210	Swatch Group AG (The)	2,246,674
17,200	Swiss Life Holding AG*	4,877,296
61,788	Swiss Re AG	5,866,623
7,155	Syngenta AG*	2,840,247
569,042	UBS Group AG	8,930,211
29,957	Zurich Insurance Group AG*	8,264,813

	Total Switzerland	161,190,635

	Taiwan — 0.6%

608,000	Fubon Financial Holding Co., Ltd.	962,115
388,333	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	11,164,574

	Total Taiwan	12,126,689

	Thailand — 0.1%

16,831,100	Quality Houses PCL	1,212,612
23,666,400	Sansiri PCL	1,097,059

	Total Thailand	2,309,671

	Turkey — 0.0%

208,146	TAV Havalimanlari Holding AS	830,193

	United Kingdom — 16.7%

252,378	3i Group Plc	2,195,429
159,117	Aberdeen Asset Management Plc	505,885
236,838	Ashmore Group Plc	827,318
712,867	Ashtead Group Plc	13,917,489
17,768	ASOS Plc*	1,089,847
81,800	AstraZeneca Plc, Sponsored ADR	2,234,776
25,400	AstraZeneca Plc	1,392,731
645,398	Auto Trader Group Plc	3,261,717
1,016,981	BAE Systems Plc	7,432,979
712,929	Barclays Plc	1,968,439
118,376	Barclays Plc, Sponsored ADR	1,302,136
211,562	Barratt Developments Plc	1,208,790
256,120	BBA Aviation Plc	896,572
23,100	Bellway Plc	706,737
43,526	Berendsen Plc	468,180
61,200	Berkeley Group Holdings Plc	2,123,459
51,101	BHP Billiton Plc, ADR	1,607,637
1,259,682	BP Plc	7,932,053
187,744	BP Plc, Sponsored ADR	7,017,871
47,121	British American Tobacco Plc, Sponsored ADR	5,309,123
231,570	British American Tobacco Plc	13,223,930
133,650	Britvic Plc	936,370
398,700	BT Group Plc	1,807,545
304,393	Bunzl Plc	7,932,435
758,464	Cairn Energy Plc*	2,210,845
349,974	Carillion Plc‡	1,021,003

40	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

380,646	Centamin Plc	651,428
570,622	Centrica Plc	1,650,613
620,295	Cobham Plc	1,254,707
802,211	Compass Group Plc	14,878,687
150,255	Crest Nicholson Holdings Plc	841,051
61,169	Dart Group Plc	374,894
34,907	Diageo Plc, Sponsored ADR	3,628,234
43,504	Dialog Semiconductor Plc*	1,843,005
419,868	Drax Group Plc	1,960,582
126,585	easyJet Plc	1,571,968
1,399,792	Evraz Plc*	3,836,369
250,157	Experian Plc	4,865,334
701,600	Firstgroup Plc*	898,141
70,262	Fresnillo Plc	1,060,062
834,800	G4S Plc	2,424,072
24,949	Galliford Try Plc	397,992
591,200	GKN Plc	2,423,121
108,200	GlaxoSmithKline Plc	2,088,351
70,353	GlaxoSmithKline Plc, Sponsored ADR	2,709,294
2,544,910	Glencore Plc*	8,721,594
126,176	Greene King Plc	1,088,247
47,696	Greggs Plc	571,675
422,320	Halma Plc	4,683,509
305,870	Henderson Group Plc	890,446
402,196	HSBC Holdings Plc	3,264,617
238,048	IG Group Holdings Plc	1,453,365
372,984	IMI Plc	4,793,126
141,868	Imperial Brands Plc	6,209,971
59,200	Indivior Plc	216,672
33,293	InterContinental Hotels Group Plc	1,496,618
71,726	Intermediate Capital Group Plc	620,397
63,611	Intertek Group Plc	2,736,097
151,226	IWG Plc	459,681
1,838,845	J Sainsbury Plc	5,664,514
133,342	Jardine Lloyd Thompson Group Plc	1,622,101
291,759	John Wood Group Plc	3,158,084
218,943	Jupiter Fund Management Plc	1,200,101
298,409	KAZ Minerals Plc*	1,317,100
614,500	Kingfisher Plc	2,659,851
4,197,051	Lloyds Banking Group Plc	3,241,821
256,850	London Stock Exchange Group Plc	9,248,353
566,237	Man Group Plc	827,710
439,875	Marks & Spencer Group Plc	1,902,360
190,422	Marston’s Plc	320,001
179,869	Meggitt Plc	1,019,262
10,954	Micro Focus International Plc	294,934
270,400	Mitchells & Butlers Plc	838,306
1,294,785	Old Mutual Plc	3,316,594
474,358	Paragon Group of Cos. Plc (The)	2,431,310

See accompanying Notes to the Schedule of Investments.	41

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

453,577	Paysafe Group Plc*	2,080,996
201,645	Pennon Group Plc	2,060,574
889,732	Premier Oil Plc*	813,554
1,132,996	QinetiQ Group Plc	3,679,163
354,306	Reckitt Benckiser Group Plc	30,146,772
187,599	Redrow Plc	994,450
283,683	Rentokil Initial Plc	778,884
33,800	Restaurant Group Plc (The)	135,527
13,824	Rightmove Plc	666,696
46,724	Rio Tinto Plc, Sponsored ADR	1,797,005
79,900	Royal Dutch Shell Plc Class B	2,324,066
237,417	Royal Dutch Shell Plc (Amsterdam Exchange) Class A	6,507,049
99,656	Royal Dutch Shell Plc (Turquoise) Class A, Sponsored ADR	5,419,293
211,900	Royal Mail Plc	1,209,935
116,734	RPC Group Plc	1,536,181
45,266	Sage Group Plc (The)	366,361
225,700	Shire Plc	13,063,024
16,083	Shire Plc, ADR	2,740,222
25,148	Smith & Nephew Plc, Sponsored ADR	756,452
103,361	Spectris Plc	2,954,117
127,545	Spirax-Sarco Engineering Plc	6,594,022
56,100	SSE Plc	1,076,539
625,774	St James’s Place Plc	7,840,626
232,817	Stagecoach Group Plc	621,965
216,805	Tate & Lyle Plc	1,895,357
73,922	Vesuvius Plc	361,074
544,077	Weir Group Plc (The)	12,706,252
69,300	WM Morrison Supermarkets Plc	197,550
179,710	Wolseley Plc	11,018,546
2,446,270	Worldpay Group Plc	8,158,354
159,918	WPP Plc	3,588,463

	Total United Kingdom	350,246,687

	United States — 2.1%

75,820	Analog Devices, Inc.	5,506,049
28,775	ANSYS, Inc.*	2,661,400
268,799	Cadence Design Systems, Inc.*	6,779,111
144,782	Colgate-Palmolive Co.	9,474,534
38,688	Nordson Corp.	4,334,990
87,091	NVIDIA Corp.	9,296,093
77,966	Texas Instruments, Inc.	5,689,179

	Total United States	43,741,356

	TOTAL COMMON STOCKS (COST $1,877,550,188)	1,948,863,126

	INVESTMENT COMPANY — 0.9%

	United States — 0.9%

337,527	iShares MSCI EAFE ETF	19,485,434

	TOTAL INVESTMENT COMPANY (COST $18,973,324)	19,485,434

42	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.9%

	Brazil — 0.1%

800,360	Itausa - Investimentos Itau SA, 5.51%	2,036,126

	Germany — 0.8%

103,233	Henkel AG & Co. KGaA, 1.30%	12,331,227
30,707	Porsche Automobil Holding SE, 1.87%	1,675,766
18,920	Volkswagen AG, 0.12%	2,661,115

	Total Germany	16,668,108

	TOTAL PREFERRED STOCKS (COST $14,760,579)	18,704,234

	RIGHTS — 0.0%

	Spain — 0.0%

169,657	Repsol SA, Expires 01/12/17*	62,989

	TOTAL RIGHTS (COST $59,163)	62,989

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 5.5%

	Bank Deposit — 4.6%

95,792,874	State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/03/17	95,792,874

	Securities Lending Collateral — 0.7%

13,847,344	State Street Institutional U.S. Government Money Market Fund, Premier Class***	13,847,344

	U.S. Government and Agency Obligations — 0.2%

2,350,000	United States Treasury Bill, 0.12%, due 01/05/17** ‡‡	2,349,960
2,350,000	United States Treasury Bill, 0.53%, due 04/27/17** ‡‡	2,346,000

	Total U.S. Government and Agency Obligations	4,695,960

	TOTAL SHORT-TERM INVESTMENTS (COST $114,336,782)	114,336,178

	TOTAL INVESTMENTS — 100.4% (Cost $2,025,680,036)	2,101,451,961

	Other Assets and Liabilities (net) — (0.4)%	(9,218,551)

	NET ASSETS — 100.0%	$2,092,233,410

See accompanying Notes to the Schedule of Investments.	43

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

REIT — Real Estate Investment Trust

*	Non-income producing security

**	All or a portion of this security is held for open futures collateral.

***	Represents an investment of securities lending cash collateral.
****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2016 was $1,457,972.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

¤	Illiquid security. The total market value of the securities at period end is $5,148,343 which represents 0.3% of net assets. The aggregate tax cost of these securities held at December 31, 2016 was $6,213,430.

44	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
Buys
03/27/17	EUR	Barclays Bank Plc	4,615,000	$4,888,424	$(297,065)

Sales
03/27/17	JPY	Merrill Lynch International	2,128,429,000	$18,324,280	$2,393,382

Currency Abbreviations

EUR	— Euro
JPY	— Japanese Yen

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
1,006	MSCI EAFE E-mini Index	March 2017	$84,282,680	$(791,891)

See accompanying Notes to the Schedule of Investments.	45

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Banks	8.0
Food	5.6
Insurance	4.6
Oil & Gas	4.3
Pharmaceuticals	4.2
Chemicals	3.8
Retail	3.5
Diversified Financial Services	3.4
Commercial Services	3.3
Semiconductors	3.2
Telecommunications	2.8
Iron & Steel	2.7
Auto Parts & Equipment	2.3
Mining	2.2
Transportation	2.2
Household Products & Wares	2.0
Electronics	1.9
Internet	1.9
Auto Manufacturers	1.8
Building Materials	1.8
Machinery — Diversified	1.8
Software	1.8
Electrical Components & Equipment	1.7
Agriculture	1.6
Distribution & Wholesale	1.6
Beverages	1.5
Real Estate	1.3
Electric	1.1
Engineering & Construction	1.1
Media	1.1
Miscellaneous — Manufacturing	1.1
Computers	1.0
Cosmetics & Personal Care	1.0
Health Care — Products	1.0
Unaffiliated Fund	0.9
Aerospace & Defense	0.7
Airlines	0.7
Apparel	0.7
Food Service	0.7
Machinery — Construction & Mining	0.7
Forest Products & Paper	0.6
Gas	0.6
Metal Fabricate & Hardware	0.6
Holding Companies — Diversified	0.5
Health Care — Services	0.4
Home Builders	0.4
Packaging & Containers	0.4
Advertising	0.3
Lodging	0.3
Office & Business Equipment	0.3
Oil & Gas Services	0.3

46	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Entertainment	0.2
Hand & Machine Tools	0.2
Home Furnishings	0.2
Leisure Time	0.2
REITS	0.2
Textiles	0.2
Energy-Alternate Sources	0.1
Investment Companies	0.1
Shipbuilding	0.1
Water	0.1
Short-Term Investments and Other Assets and Liabilities (net)	5.1

100.0%

See accompanying Notes to the Schedule of Investments.	47

Mercer Core Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 98.1%

	Asset Backed Securities — 13.2%

750,000	A Voce CLO, Ltd., Series 2014-1A, Class A1A, 2.33%, due 07/15/26† 144A	748,549
1,700,000	AIMCO CLO, Series 2014-AA, Class A, 2.42%, due 07/20/26¤ † 144A	1,700,486
1,000,000	AIMCO CLO, Series 2014-AA, Class B1, 2.88%, due 07/20/26† 144A	1,000,059
1,500,000	AIMCO CLO, Series 2014-AA, Class B2, 4.58%, due 07/20/26¤ 144A	1,501,006
750,000	AIMCO CLO, Series 2015-AA, Class A1, 2.58%, due 01/15/28† 144A	751,959
2,091,000	Ally Auto Receivables Trust, Series 2014-2, Class A4, 1.84%, due 01/15/20	2,102,010
375,000	Ally Auto Receivables Trust, Series 2014-3, Class A4, 1.72%, due 03/16/20	376,148
395,000	Ally Auto Receivables Trust, Series 2015-1, Class A4, 1.75%, due 05/15/20	396,473
520,000	Ally Master Owner Trust, Series 2015-3, Class A, 1.63%, due 05/15/20	519,538
250,000	ALM CLO VIII, Ltd., Series 2013-8A, Class A1R, 2.34%, due 10/15/28† 144A	250,677
1,000,000	American Express Credit Account Master Trust, Series 2013-1, Class B, 1.40%, due 02/16/21†	999,858
580,000	American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43%, due 06/15/20	581,041
686,968	Ameriquest Mortgage Securities, Inc., Series 2003-9, Class AV1, 1.52%, due 09/25/33†	642,791
151,463	Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A, 1.45%, due 04/25/34†	150,286
750,000	Anchorage Capital CLO 5, Ltd., Series 2014-5A, Class A, 2.48%, due 10/15/26† 144A	750,429
785,000	Applebee’s Funding LLC/IHOP Funding LLC, Series 2014-1, Class A2, 4.28%, due 09/05/44 144A	777,696
658,350	Arbys Funding LLC, Series 2015-1A, Class A2, 4.97%, due 10/30/45 144A	654,338
318,667	Argent Securities, Inc., Series 2004-W6, Class M1, 1.58%, due 05/25/34†	307,887
354,967	Asset Backed Securities Corp. Home Equity, Series 2003-HE7, Class M1, 1.51%, due 12/15/33†	337,124
1,000,000	Atlas Senior Loan Fund CLO V, Ltd., Series 2014-1A, Class AR, 2.30%, due 07/16/26† 144A	1,000,004
1,700,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.50%, due 07/20/21¤ 144A	1,688,538
1,200,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, due 12/20/21 144A	1,186,475
1,230,000	Bank of America Credit Card Trust, Series 2015-A2, Class A, 1.36%, due 09/15/20	1,229,717
250,000	Battalion CLO VIII, Ltd., Series 2015-8A, Class A1, 2.41%, due 04/18/27† 144A	250,038
500,000	Battalion CLO X, Ltd., Series 2016-10A, Class A1, 2.43%, due 01/24/29† 144A	499,993
40,173	Bear Stearns Asset Backed Securities Trust, Series 2004-SD3, Class A3, 1.15%, due 09/25/34†	39,874
250,000	BlueMountain CLO, Ltd., Series 2015-1A, Class A1R, 2.07%, due 04/13/27† 144A	250,063
315,000	BMW Vehicle Owner Trust, Series 2016-A, Class A4, 1.37%, due 12/27/22	310,100
837,500	Cabela’s Credit Card Master Note Trust, Series 2016-1, Class A1, 1.78%, due 06/15/22	835,561
190,000	California Republic Auto Receivables Trust, Series 2016-2, Class A4, 1.83%, due 12/15/21	188,935
495,000	Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5, 1.60%, due 05/17/21	496,487
860,000	Capital One Multi-Asset Execution Trust, Series 2016-A3, Class A3, 1.34%, due 04/15/22	850,942
500,000	Carlyle Global Market Strategies CLO, Ltd., Series 2012-4A, Class AR, 2.33%, due 01/20/29† 144A	501,656
270,000	CarMax Auto Owner Trust, Series 2015-2, Class A4, 1.80%, due 03/15/21	270,074
160,000	CarMax Auto Owner Trust, Series 2015-3, Class A4, 1.98%, due 02/16/21	160,861
1,900,000	Chase Issuance Trust, Series 2007-C1, Class C1, 1.16%, due 04/15/19†	1,899,904

48	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued

605,000	Chase Issuance Trust, Series 2014-A7, Class A7, 1.38%, due 11/15/19	605,620
620,000	Chase Issuance Trust, Series 2015-A2, Class A2, 1.59%, due 02/18/20	621,885
830,000	Chase Issuance Trust, Series 2015-A5, Class A5, 1.36%, due 04/15/20	829,709
565,000	Chase Issuance Trust, Series 2016-A2, Class A, 1.37%, due 06/15/21	559,853
385,000	Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A4, 1.76%, due 12/16/19 144A	386,290
255,000	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A4, 1.87%, due 02/15/22¤ 144A	251,865
1,020,000	Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75%, due 11/19/21	1,016,147
608,719	CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.47%, due 03/20/43 144A	601,813
575,000	CNH Equipment Trust, Series 2015-C, Class A3, 1.66%, due 11/16/20	576,215
315,000	CNH Equipment Trust, Series 2016-B, Class A3, 1.63%, due 08/15/21	313,873
1,469,497	Colony American Homes, Series 2014-1A, Class A, 2.14%, due 05/17/31† 144A	1,469,064
208,142	CSMC Trust, Series 2006-CF2, Class M1, 1.23%, due 05/25/36† 144A	206,611
970,000	CSMC Trust, Series 2016-12R, Class 1A1, 3.24%, due 02/27/47† 144A	970,000
707,400	DB Master Finance LLC, Series 2015-1A, Class A2II, 3.98%, due 02/20/45 144A	709,679
1,160,000	Discover Card Execution Note Trust, Series 2016-A1, Class A1, 1.64%, due 07/15/21	1,160,238
500,000	Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74%, due 02/22/22 144A	498,755
1,000,000	Ford Credit Auto Owner Trust, Series 2014-1, Class A, 2.26%, due 11/15/25 144A	1,009,062
1,000,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.31%, due 04/15/26 144A	1,008,990
210,000	Ford Credit Auto Owner Trust, Series 2015-B, Class A4, 1.58%, due 08/15/20	210,096
365,000	Ford Credit Auto Owner Trust, Series 2016-B, Class A3, 1.33%, due 10/15/20	363,923
290,000	Ford Credit Auto Owner Trust, Series 2016-C, Class A4, 1.40%, due 02/15/22	285,326
520,000	Ford Credit Floorplan Master Owner Trust, Series 2012-5, Class A, 1.49%, due 09/15/19	520,965
330,000	Ford Credit Floorplan Master Owner Trust, Series 2014-4, Class A1, 1.40%, due 08/15/19	330,270
625,000	Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A1, 1.42%, due 01/15/20	624,567
500,000	GE Dealer Floorplan Master Note Trust, Series 2015-1, Class A, 1.24%, due 01/20/20†	500,859
330,000	GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A1, 1.65%, due 05/15/20 144A	329,843
500,000	GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 1.04%, due 05/15/20¤ † 144A	500,384
1,600,000	Hertz Vehicle Financing LLC, Series 2015-1A, Class A, 2.73%, due 03/25/21¤ 144A	1,589,812
600,000	Hertz Vehicle Financing LLC, Series 2015-3A, Class A, 2.67%, due 09/25/21 144A	591,005
700,000	Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 2.32%, due 03/25/20 144A	695,794
300,000	Hertz Vehicle Financing LLC, Series 2016-3A, Class A, 2.27%, due 07/25/20 144A	297,291
250,000	Highbridge Loan Management CLO, Ltd., Series 2015-6A, Class A, 2.33%, due 05/05/27† 144A	250,019
268,040	Home Equity Asset Trust, Series 2003-8, Class M1, 1.84%, due 04/25/34†	250,581
95,000	Honda Auto Receivables Owner Trust, Series 2014-3, Class A4, 1.31%, due 10/15/20	95,075
512,000	Honda Auto Receivables Owner Trust, Series 2015-3, Class A4, 1.56%, due 10/18/21	512,508
445,000	Honda Auto Receivables Owner Trust, Series 2015-4, Class A3, 1.23%, due 09/23/19	444,025
390,000	Honda Auto Receivables Owner Trust, Series 2016-2, Class A2, 1.13%, due 09/17/18	390,101
1,185,000	Honda Auto Receivables Owner Trust, Series 2016-3, Class A4, 1.33%, due 11/18/22	1,170,416
510,000	Honda Auto Receivables Owner Trust, Series 2016-4, Class A4, 1.36%, due 01/18/23	502,155
880,000	Huntington Auto Trust, Series 2016-1, Class A4, 1.93%, due 04/15/22	876,771
135,000	Hyundai Auto Receivables Trust, Series 2015-A, Class A4, 1.37%, due 07/15/20	134,900
250,000	ICG US CLO, Ltd., Series 2014-3A, Class A1B, 3.28%, due 01/25/27¤ 144A	250,115

See accompanying Notes to the Schedule of Investments.	49

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued

3,349,688	Invitation Homes Trust, Series 2014-SFR1, Class A, 1.74%, due 06/17/31† 144A	3,339,594
1,161,766	Invitation Homes Trust, Series 2015-SFR3, Class A, 2.04%, due 08/17/32† 144A	1,165,688
68,000	John Deere Owner Trust, Series 2015-A, Class A4, 1.65%, due 12/15/21	68,190
500,000	KVK CLO, Ltd., Series 2014-2A, Class A, 2.43%, due 07/15/26† 144A	500,046
1,750,000	Madison Park Funding XI CLO, Ltd., Series 2013-11A, Class A1A, 2.16%, due 10/23/25¤ † 144A	1,749,736
250,000	Magnetite XI CLO, Ltd., Series 2014-11A, Class A1, 2.33%, due 01/18/27¤ † 144A	250,006
590,000	Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A3, 1.34%, due 12/16/19	589,928
3,370,000	Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A4, 1.46%, due 12/15/22	3,324,049
1,570,000	MMAF Equipment Finance LLC, Series 2014-AA, Class A5, 2.33%, due 12/08/25 144A	1,576,306
274,887	Morgan Stanley ABS Capital I, Series 2003-NC6, Class M1, 1.96%, due 06/25/33†	270,383
169,325	Morgan Stanley ABS Capital I, Series 2003-NC7, Class M1, 1.81%, due 06/25/33†	164,990
230,860	Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1, 1.78%, due 10/25/33†	221,391
294,028	New Century Home Equity Loan Trust, Series 2003-A, Class A, 1.30%, due 10/25/33† 144A	275,603
460,000	New Century Home Equity Loan Trust, Series 2005-1, Class M1, 1.43%, due 03/25/35†	435,512
2,211,000	NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A, 2.38%, due 10/15/20 144A	2,221,780
770,000	Nissan Auto Receivables Owner Trust, Series 2015-B, Class A3, 1.34%, due 03/16/20	769,485
515,000	Nissan Auto Receivables Owner Trust, Series 2015-B, Class A4, 1.79%, due 01/17/22	516,193
413,000	Nissan Master Owner Trust Receivables, Series 2015-A, Class A2, 1.44%, due 01/15/20	413,133
262,769	OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.04%, due 01/15/21 144A	263,258
1,200,000	OneMain Financial Issuance Trust, Series 2015-2A, Class A, 2.57%, due 07/18/25 144A	1,201,542
500,000	OZLM Funding II CLO, Ltd., Series 2012-2A, Class A1R, 2.31%, due 10/30/27¤ † 144A	502,578
750,000	OZLM XV CLO, Ltd., Series 2016-15A, Class A1, 2.41%, due 01/20/29† 144A	747,675
750,000	Palmer Square CLO, Ltd., Series 2015-2A, Class A1A, 2.38%, due 07/20/27† 144A	750,338
175,000	RAAC Series 2006-SP4 Trust, Series 2006-SP4, Class M1, 1.10%, due 11/25/36†	165,183
1,000,000	Race Point VIII CLO, Ltd., Series 2013-8A, Class A, 2.16%, due 02/20/25† 144A	999,955
750,000	Regatta IV Funding CLO, Ltd., Series 2014-1A, Class A2, 2.41%, due 07/25/26† 144A	750,051
750,000	Regatta V Funding CLO, Ltd., Series 2014-1A, Class A1A, 2.44%, due 10/25/26† 144A	750,034
500,000	Regatta VII Funding CLO, Ltd., Series 2016-1A, Class A1, 2.37%, due 12/20/28† 144A	500,900
15,000	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4, 4.93%, due 08/25/35††	15,093
581,715	Saxon Asset Securities Trust, Series 2005-1, Class M1, 1.27%, due 05/25/35†	563,104
500,000	Shackleton CLO, Ltd., Series 2014-6A, Class A1, 2.36%, due 07/17/26† 144A	500,009
447,372	Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 2.20%, due 10/20/30 144A	447,356
743,406	Silvermore CLO, Ltd., Series 2014-1A, Class A1, 2.36%, due 05/15/26† 144A	740,191
1,550,333	Small Business Administration Participation Certificates, Series 2010-20D, Class 1, 4.36%, due 04/01/30	1,656,103
1,197,425	Small Business Administration Participation Certificates, Series 2010-20G, Class 1, 3.80%, due 07/01/30	1,264,931
1,548,259	Small Business Administration Participation Certificates, Series 2010-20I, Class 1, 3.21%, due 09/01/30	1,594,942
1,205,292	Small Business Administration Participation Certificates, Series 2011-20F, Class 1, 3.67%, due 06/01/31	1,257,120
4,526,726	Small Business Administration Participation Certificates, Series 2013-20H, Class 1, 3.16%, due 08/01/33	4,641,867

50	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued

4,027,569	Small Business Administration Participation Certificates, Series 2014-20C, Class 1, 3.21%, due 03/01/34	4,126,919
1,619,254	Small Business Administration Participation Certificates, Series 2014-20D, Class 1, 3.11%, due 04/01/34	1,651,090
1,184,834	Small Business Administration Participation Certificates, Series 2014-20I, Class 1, 2.92%, due 09/01/34	1,196,464
658,896	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, due 04/25/29 144A	663,014
860,000	Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, due 11/15/24 144A	867,173
3,272,500	Store Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, due 04/20/45 144A	3,196,912
1,210,164	STORE Master Funding LLC, Series 2014-1A, Class A2, 5.00%, due 04/20/44 144A	1,222,681
2,000,000	Synchrony Credit Card Master Note Trust, Series 2015-3, Class A, 1.74%, due 09/15/21	2,001,815
240,000	Synchrony Credit Card Master Note Trust, Series 2016-1, Class A, 2.04%, due 03/15/22	241,121
389,025	Taco Bell Funding LLC, Series 2016-1A, Class A2I, 3.83%, due 05/25/46 144A	391,369
500,000	THL Credit Wind River CLO, Ltd., Series 2014-3A, Class A, 2.50%, due 01/22/27† 144A	500,045
750,000	THL Credit Wind River CLO, Ltd., Series 2015-1A, Class A, 2.38%, due 07/20/27† 144A	750,082
1,000,000	TICP CLO VI, Ltd., Series 2016-6A, Class A, 2.43%, due 01/15/29† 144A	1,002,450
430,000	Toyota Auto Receivables Owner Trust, Series 2015-B, Class A4, 1.74%, due 09/15/20	431,634
675,000	Toyota Auto Receivables Owner Trust, Series 2016-A, Class A3, 1.25%, due 03/16/20	673,811
265,000	Toyota Auto Receivables Owner Trust, Series 2016-C, Class A4, 1.32%, due 11/15/21	261,366
750,000	Trinitas CLO V, Ltd., Series 2016-5A, Class A, 2.43%, due 10/25/28† 144A	752,981
28,063	UAL Pass Through Trust, Series 2009-2A, 9.75%, due 07/15/18	28,187
2,398,000	Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, due 01/20/21 144A	2,384,309
700,000	Verizon Owner Trust, Series 2016-2A, Class A, 1.68%, due 05/20/21¤ 144A	697,553
315,000	Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A2, 1.40%, due 07/22/19 144A	314,826
1,300,000	Washington Mill CLO, Ltd., Series 2014-1A, Class A1, 2.38%, due 04/20/26† 144A	1,300,642
500,000	Washington Mill CLO, Ltd., Series 2014-1A, Class B2, 4.25%, due 04/20/26 144A	500,174
500,000	Wellfleet CLO, Ltd., Series 2016-2A, Class A1, 2.51%, due 10/20/28† 144A	500,733
960,000	Wells Fargo Home Equity Trust, Series 2005-4, Class M1, 1.22%, due 12/25/35†	939,850
859,125	Wendys Funding LLC, Series 2015-1A, Class A2I, 3.37%, due 06/15/45 144A	860,096
695,000	World Omni Auto Receivables Trust, Series 2016-A, Class A3, 1.77%, due 09/15/21	696,030

		116,037,617

	Corporate Debt — 38.7%

20,000	21st Century Fox America, Inc., 6.75%, due 01/09/38	23,668
775,000	Abbott Laboratories, 2.90%, due 11/30/21‡	773,669
812,000	AbbVie, Inc., 3.20%, due 11/06/22	813,609
720,000	AbbVie, Inc., 3.60%, due 05/14/25	714,429
500,000	AbbVie, Inc., 4.50%, due 05/14/35	492,782
30,000	ACE INA Holdings, Inc., 4.35%, due 11/03/45	31,768
555,000	Actavis Funding SCS, 3.80%, due 03/15/25	556,626
605,000	Actavis Funding SCS, 4.55%, due 03/15/35‡	600,662
395,000	Activision Blizzard, Inc., 3.40%, due 09/15/26 144A	375,668
380,000	Activision Blizzard, Inc., 6.13%, due 09/15/23 144A	415,931
35,000	Advanced Micro Devices, Inc., 7.00%, due 07/01/24	36,488
340,000	AerCap Global Aviation Trust, 6.50%, due 06/15/45† ‡ 144A	344,675

See accompanying Notes to the Schedule of Investments.	51

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

280,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 3.75%, due 05/15/19	285,950
430,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.63%, due 10/30/20‡	448,275
96,000	AES Corp. (The), Senior Note, 8.00%, due 06/01/20‡	112,080
732,000	Aetna, Inc., 2.40%, due 06/15/21	729,449
165,000	Aetna, Inc., 3.20%, due 06/15/26	163,560
750,000	Aetna, Inc., 4.75%, due 03/15/44	792,025
315,000	Agrium, Inc., 4.90%, due 06/01/43	314,968
150,000	Agrium, Inc., 5.25%, due 01/15/45	156,784
390,000	Ahern Rentals, Inc., 7.38%, due 05/15/23 144A	329,550
1,040,000	AIA Group, Ltd., 3.20%, due 03/11/25 144A	1,006,270
250,000	Air Canada 2013-1 Class C Pass Through Trust, 6.63%, due 05/15/18 144A	259,688
2,044,359	Air Canada 2015-1 Class A Pass Through Trust, 3.60%, due 09/15/28 144A	2,039,248
275,000	Air Lease Corp., 3.00%, due 09/15/23	263,125
170,000	Air Lease Corp., 3.38%, due 01/15/19‡	172,964
195,000	Air Lease Corp., 3.88%, due 04/01/21‡	201,320
155,000	Aircastle, Ltd., 5.50%, due 02/15/22	165,075
150,000	Aircastle, Ltd., 6.25%, due 12/01/19	162,375
205,000	Aircastle, Ltd., 7.63%, due 04/15/20	232,931
225,000	Ally Financial, Inc., 3.25%, due 11/05/18	225,844
505,000	Ally Financial, Inc., 5.13%, due 09/30/24‡	515,100
200,000	Altice Financing SA, 6.50%, due 01/15/22‡ 144A	209,000
200,000	Altice Financing SA, 6.63%, due 02/15/23‡ 144A	206,000
85,000	Altria Group, Inc., 2.63%, due 09/16/26‡	80,664
340,000	AMC Networks, Inc., 5.00%, due 04/01/24	342,975
620,000	America Movil SAB de CV, 5.00%, due 03/30/20	663,995
150,000	America Movil SAB de CV, Guaranteed Senior Note, 5.63%, due 11/15/17‡	155,009
368,018	American Airlines 2011-1 Class B Pass Through Trust, 7.00%, due 07/31/19 144A	379,518
4,143,406	American Airlines 2013-2 Class A Pass Through Trust, 4.95%, due 07/15/24	4,423,086
144,559	American Airlines 2016-1 Class A Pass Through Trust, 4.10%, due 07/15/29	147,631
460,000	American Honda Finance Corp., 1.70%, due 02/22/19‡	458,259
1,247,000	American International Group, Inc., 4.80%, due 07/10/45	1,299,335
235,000	American Tower Corp., 4.70%, due 03/15/22	251,239
235,000	American Tower Corp. REIT, 3.40%, due 02/15/19	240,280
180,000	AmeriGas Partners, LP/AmeriGas Finance Corp., 5.50%, due 05/20/25	182,475
193,000	Amgen, Inc., 4.40%, due 05/01/45	185,733
813,000	Amgen, Inc., 4.66%, due 06/15/51 144A	784,657
295,000	Anadarko Petroleum Corp., 6.20%, due 03/15/40	338,959
8,000,000	Anadarko Petroleum Corp., 7.12%, due 10/10/36‡‡	3,254,496
1,478,000	Anheuser-Busch InBev Finance, Inc., 3.65%, due 02/01/26	1,503,268
465,000	Anheuser-Busch InBev Finance, Inc., 4.70%, due 02/01/36	490,649
1,125,000	Anheuser-Busch InBev Finance, Inc., 4.90%, due 02/01/46	1,220,800
340,000	Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 01/15/20	371,097
270,000	Antero Midstream Partners, LP/Antero Midstream Finance Corp., 5.38%, due 09/15/24 144A	274,050
5,000	Anthem, Inc., 5.10%, due 01/15/44	5,348
730,000	Anthem, Inc., 5.88%, due 06/15/17	744,855
475,000	Apache Corp., 5.10%, due 09/01/40‡	498,667
390,000	Arconic, Inc., 5.13%, due 10/01/24‡	401,700
300,000	Ares Capital Corp., 3.88%, due 01/15/20‡	304,402
150,000	AT&T, Inc., 2.63%, due 12/01/22	144,017

52	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

2,079,000	AT&T, Inc., 3.40%, due 05/15/25	2,007,391
120,000	AT&T, Inc., 3.88%, due 08/15/21	124,024
5,000,000	AT&T, Inc., 4.16%, due 11/27/22‡‡ 144A	3,998,705
10,000	AT&T, Inc., 4.45%, due 05/15/21	10,586
110,000	AT&T, Inc., 4.50%, due 05/15/35‡	106,605
409,000	AT&T, Inc., 4.75%, due 05/15/46	388,987
610,000	AT&T, Inc., Global Note, 5.50%, due 02/01/18	633,951
200,000	Australia & New Zealand Banking Group Ltd., 6.75%¤ † ††††† ‡ 144A	211,695
175,000	AutoNation, Inc., 4.50%, due 10/01/25	177,355
740,000	AvalonBay Communities, Inc. REIT, 2.90%, due 10/15/26‡	701,186
190,000	AXA SA, 8.60%, due 12/15/30	261,725
325,000	BAC Capital Trust XIV, 4.00%† †††††	255,531
2,160,000	BAE Systems Holdings, Inc., 6.38%, due 06/01/19 144A	2,357,729
155,000	Ball Corp., 4.38%, due 12/15/20	162,556
600,000	Bank of America Corp., 2.60%, due 01/15/19‡	605,426
3,101,000	Bank of America Corp., 3.50%, due 04/19/26‡	3,065,689
500,000	Bank of America Corp., 4.13%, due 01/22/24	520,418
400,000	Bank of America Corp., 4.20%, due 08/26/24	408,145
245,000	Bank of America Corp., 4.25%, due 10/22/26	248,460
1,760,000	Bank of America Corp., 4.45%, due 03/03/26	1,817,151
420,000	Bank of America Corp., 5.13%† ††††† ‡	414,225
810,000	Bank of America Corp., 5.70%, due 01/24/22	910,832
420,000	Bank of America Corp., 6.25%† †††††	420,525
170,000	Bank of America Corp., 6.30%† †††††	178,075
565,000	Bank of America Corp., 6.88%, due 04/25/18	600,733
100,000	Bank of America Corp., 7.63%, due 06/01/19	112,434
400,000	Bank of America Corp., 8.00%† †††††	411,500
450,000	Bank of America Corp., (MTN), 3.25%, due 10/21/27	430,581
175,000	Bank of America Corp., (MTN), 3.95%, due 04/21/25	174,516
410,000	Bank of America Corp., Senior Note, 5.75%, due 12/01/17‡	424,792
340,000	Bank of America Corp., Subordinated Note, 5.70%, due 05/02/17	344,661
680,000	Barclays Plc, 3.20%, due 08/10/21‡	672,684
325,000	Barclays Plc, 4.38%, due 01/12/26‡	329,801
220,000	Bear Stearns Cos. LLC (The), Senior Global Note, 7.25%, due 02/01/18	232,849
1,432,000	Berkshire Hathaway Energy Co., 6.13%, due 04/01/36‡	1,793,841
280,000	BHP Billiton Finance USA, Ltd., 6.25%, due 10/19/75† ‡ 144A	304,276
1,099,000	Blackstone Holdings Finance Co. LLC, 4.75%, due 02/15/23 144A	1,175,903
1,555,000	Blackstone Holdings Finance Co. LLC, Series 1, 6.63%, due 08/15/19 144A	1,727,673
1,475,000	BMW US Capital LLC, 2.25%, due 09/15/23¤ ‡ 144A	1,414,891
80,000	Boise Cascade Co., 5.63%, due 09/01/24¤ 144A	79,800
1,835,000	Boston Properties, LP REIT, 5.63%, due 11/15/20‡	2,025,501
425,000	BP Capital Markets Plc, 3.02%, due 01/16/27	410,679
280,000	BPCE SA, 4.50%, due 03/15/25 144A	273,257
415,000	BPCE SA, 5.70%, due 10/22/23 144A	437,337
431,272	British Airways 2013-1 Class A Pass Through Trust, 4.63%, due 12/20/25 144A	459,305
280,000	Building Materials Corp. of America, 5.38%, due 11/15/24¤ 144A	289,100
280,000	Bunge, Ltd. Finance Corp., 8.50%, due 06/15/19	321,144
859,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15#	1,033,472
310,000	Capital One Financial Corp., 2.45%, due 04/24/19	312,131

See accompanying Notes to the Schedule of Investments.	53

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

585,000	Capital One Financial Corp., 3.75%, due 07/28/26	568,222
460,000	Capital One Financial Corp., 4.20%, due 10/29/25	462,368
1,085,000	Capital One NA/Mclean VA, 2.25%, due 09/13/21‡	1,059,814
550,000	Capital One NA/Mclean VA, 2.35%, due 08/17/18	553,367
1,882,000	Carlyle Holdings II Finance LLC, 5.63%, due 03/30/43 144A	1,868,459
915,000	Carnival Corp., 1.88%, due 12/15/17	918,802
225,000	Cascades, Inc., 5.50%, due 07/15/22 144A	229,500
375,000	CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, due 04/15/23	381,615
210,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, due 05/01/27 144A	218,400
235,000	Cemex SAB de CV, 6.13%, due 05/05/25‡ 144A	240,875
380,000	Cenovus Energy, Inc., 4.45%, due 09/15/42	330,250
5,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, due 07/23/22	5,231
1,511,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, due 07/23/25	1,595,207
195,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	223,285
657,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, due 10/23/45	762,194
456,000	Chemours Co. (The), 6.63%, due 05/15/23‡	453,720
158,000	Cheniere Corpus Christi Holdings LLC, 5.88%, due 03/31/25‡ 144A	161,801
280,000	CHS/Community Health Systems, Inc., 5.13%, due 08/01/21‡	260,400
800,000	Cigna Corp., 5.38%, due 02/15/42	894,381
175,000	Cimarex Energy Co., 4.38%, due 06/01/24	182,270
235,000	Cincinnati Bell, Inc., 7.00%, due 07/15/24 144A	249,100
789,000	Citigroup, Inc., 2.36%, due 09/01/23†	805,324
1,374,000	Citigroup, Inc., 2.70%, due 03/30/21	1,372,221
983,000	Citigroup, Inc., 3.40%, due 05/01/26‡	957,031
425,000	Citigroup, Inc., 3.88%, due 03/26/25	422,932
265,000	Citigroup, Inc., 4.00%, due 08/05/24	267,487
260,000	Citigroup, Inc., 4.05%, due 07/30/22	269,430
180,000	Citigroup, Inc., 4.40%, due 06/10/25	184,472
470,000	Citigroup, Inc., 4.50%, due 01/14/22	501,667
460,000	Citigroup, Inc., 4.60%, due 03/09/26	476,337
130,000	Citigroup, Inc., 5.90%† †††††	131,788
230,000	Citigroup, Inc., 5.95%† †††††	233,450
550,000	Citigroup, Inc., 5.95%† ††††† ‡	559,254
120,000	Citigroup, Inc., 6.13%† ††††† ‡	124,350
410,000	Citigroup, Inc., 6.25%† †††††	422,402
213,000	Clear Channel Worldwide Holdings, Inc., 6.50%, due 11/15/22	218,858
1,614,000	Cleveland Clinic Foundation (The), 4.86%, due 01/01/14#	1,535,484
350,000	CNO Financial Group, Inc., 5.25%, due 05/30/25	351,312
233,000	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, due 08/15/26¤ 144A	226,883
495,000	Columbia Pipeline Group, Inc., 4.50%, due 06/01/25	520,920
3,230,000	Comcast Corp., 4.25%, due 01/15/33	3,367,230
349,000	Comcast Corp., 6.40%, due 05/15/38	447,752
130,000	Comcast Corp., 6.50%, due 01/15/17‡	130,184
20,000	Comcast Corp., 6.50%, due 11/15/35	25,657

54	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

90,000	Comcast Corp., 6.95%, due 08/15/37	122,980
200,000	Comcel Trust via Comunicaciones Celulares SA, 6.88%, due 02/06/24 144A	202,500
200,000	Comision Federal de Electricidad, 4.75%, due 02/23/27 144A	192,500
160,000	Commercial Metals Co., 7.35%, due 08/15/18	170,400
350,000	Commerzbank AG, 8.13%, due 09/19/23 144A	394,502
250,000	ConocoPhillips Co., 4.95%, due 03/15/26‡	276,504
575,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	724,676
65,000	Consolidated Edison Co. of New York, Inc., 4.30%, due 12/01/56	65,096
400,000	Consumers Energy Co., 3.25%, due 08/15/46‡	354,091
1,339,147	Continental Airlines 2007-1 Class A Pass Through Trust, 5.98%, due 10/19/23	1,481,431
261,978	Continental Airlines 2012-1 Class B Pass Through Trust, 6.25%, due 10/11/21	272,129
560,000	Continental Resources, Inc., 5.00%, due 09/15/22‡	567,358
896,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.95%, due 11/09/22	922,931
695,000	Corp. Andina de Fomento, 2.13%, due 09/27/21	673,747
95,000	Cortes NP Acquisition Corp., 9.25%, due 10/15/24 144A	101,175
1,526,000	Cox Communications, Inc., 3.35%, due 09/15/26 ‡ 144A	1,460,213
305,000	Credit Acceptance Corp., 6.13%, due 02/15/21	309,575
300,000	Credit Agricole SA, 6.63%† ††††† 144A	293,517
300,000	Credit Agricole SA, 7.88%† ††††† 144A	304,153
250,000	Credit Agricole SA, 8.13%, due 09/19/33† 144A	269,781
500,000	Credit Suisse Group Funding Guernsey, Ltd., 2.75%, due 03/26/20	496,039
250,000	Credito Real SAB de CV SOFOM ER, 7.50%, due 03/13/19 144A	261,625
357,000	Crown Castle Towers LLC, 4.88%, due 08/15/40 144A	380,487
335,000	Crown Castle Towers LLC, 6.11%, due 01/15/40 144A	363,238
1,160,000	CVS Health Corp., 2.75%, due 12/01/22	1,144,291
200,000	CVS Health Corp., 2.88%, due 06/01/26‡	191,021
620,000	CVS Health Corp., 5.13%, due 07/20/45‡	693,644
2,973,285	CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	3,626,516
1,671,000	Daimler Finance North America LLC, 2.20%, due 10/30/21‡ 144A	1,634,034
310,000	DaVita, Inc., 5.00%, due 05/01/25‡	305,737
578,000	DCP Midstream LLC, 5.35%, due 03/15/20 144A	602,565
240,000	DCP Midstream LLC, 5.85%, due 05/21/43† 144A	205,200
245,000	DCP Midstream LLC, 9.75%, due 03/15/19 144A	275,625
305,000	DCP Midstream Operating, LP, 2.70%, due 04/01/19	302,712
225,000	DCP Midstream Operating, LP, 3.88%, due 03/15/23	217,548
345,000	Delphi Automotive Plc, 4.25%, due 01/15/26	357,841
1,002,064	Delta Air Lines Pass Through Trust, 6.82%, due 02/10/24	1,153,626
375,000	Deutsche Bank AG, 3.38%, due 05/12/21	371,580
670,000	Devon Energy Corp., 7.95%, due 04/15/32‡	850,397
250,000	Dexia Credit Local SA, 1.88%, due 09/15/21 144A	241,415
215,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, due 06/01/19‡ 144A	219,600
185,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 4.42%, due 06/15/21‡ 144A	191,617
835,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, due 06/15/26 144A	906,161
65,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.13%, due 06/15/24‡ 144A	72,202
250,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.35%, due 07/15/46‡ 144A	308,778
280,000	Digicel, Ltd., 6.75%, due 03/01/23‡ 144A	253,856
550,000	Discover Bank, 2.60%, due 11/13/18	555,009
665,000	Discover Financial Services, 3.75%, due 03/04/25	651,276
690,000	Discover Financial Services, 3.95%, due 11/06/24	684,974

See accompanying Notes to the Schedule of Investments.	55

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

270,000	Discover Financial Services, 5.20%, due 04/27/22	291,223
115,000	Dominion Resources, Inc., 2.85%, due 08/15/26	107,890
400,000	Dominion Resources, Inc., 4.45%, due 03/15/21	427,801
400,000	Dow Chemical Co. (The), 4.38%, due 11/15/42	389,770
2,589,000	Duke Energy Corp., 3.55%, due 09/15/21	2,682,724
420,000	Duke Energy Florida LLC, 3.40%, due 10/01/46	375,380
195,000	Duke Energy Progress LLC, 3.70%, due 10/15/46	185,137
200,000	eBay, Inc., 2.50%, due 03/09/18	201,814
110,000	Ecolab, Inc., 4.35%, due 12/08/21	119,005
190,000	El Paso Natural Gas Co. LLC, 8.38%, due 06/15/32	236,175
874,000	Electricite de France SA, 3.63%, due 10/13/25 144A	872,845
235,000	Electricite de France SA, 5.25%† ††††† 144A	221,781
730,000	Electronic Arts, Inc., 4.80%, due 03/01/26	774,367
410,000	Emera US Finance, LP, 3.55%, due 06/15/26 144A	403,843
200,000	Enbridge Energy Partners, LP, 4.38%, due 10/15/20	208,972
295,000	Enbridge, Inc., 4.25%, due 12/01/26	302,644
295,000	Energy Transfer Partners, LP, 5.15%, due 03/15/45	283,957
203,000	Energy Transfer Partners, LP, 9.70%, due 03/15/19	233,117
310,000	EnerSys, 5.00%, due 04/30/23 144A	312,712
79,000	Engility Corp., 8.88%, due 09/01/24 144A	83,049
185,000	EnLink Midstream Partners, LP, 4.85%, due 07/15/26	186,962
275,000	Enova International, Inc., 9.75%, due 06/01/21	275,688
140,000	Enterprise Products Operating LLC, 3.70%, due 02/15/26‡	140,771
460,000	Enterprise Products Operating LLC, 3.75%, due 02/15/25	468,181
185,000	Enterprise Products Operating LLC, 3.95%, due 02/15/27‡	189,899
440,000	Enterprise Products Operating LLC, 4.59%, due 08/01/66†	414,383
1,934,000	ERAC USA Finance LLC, 2.80%, due 11/01/18¤ 144A	1,959,111
2,045,000	Escrow GCB General Motors, 8.38%, due 07/15/49**** ¤	—
1,169,000	Exelon Corp., 5.10%, due 06/15/45	1,247,388
912,000	Exelon Generation Co. LLC, 4.25%, due 06/15/22‡	945,071
645,000	Expedia, Inc., 5.00%, due 02/15/26	666,121
1,270,000	Express Scripts Holding Co., 3.40%, due 03/01/27‡	1,192,389
505,000	Express Scripts Holding Co., 4.50%, due 02/25/26	520,834
405,000	Fidelity National Information Services, Inc., 2.85%, due 10/15/18	412,223
540,000	Fidelity National Information Services, Inc., 3.63%, due 10/15/20‡	559,527
1,303,000	Fifth Third Bancorp, 2.88%, due 07/27/20	1,320,590
150,000	FirstEnergy Corp., 2.75%, due 03/15/18	151,404
245,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	316,551
250,000	Flagstar Bancorp, Inc., 6.13%, due 07/15/21	263,937
205,000	Florida East Coast Holdings Corp., 6.75%, due 05/01/19 144A	212,688
765,000	Ford Motor Co., 4.75%, due 01/15/43‡	728,942
550,000	Ford Motor Credit Co. LLC, 2.55%, due 10/05/18	553,329
1,875,000	Ford Motor Credit Co. LLC, 5.88%, due 08/02/21	2,072,782
580,000	Ford Motor Credit Co. LLC, 8.13%, due 01/15/20	669,301
200,000	Fresenius US Finance II, Inc., 4.50%, due 01/15/23‡ 144A	207,000
325,000	Frontier Communications Corp., 8.88%, due 09/15/20‡	347,344
285,000	FS Investment Corp., 4.25%, due 01/15/20	286,927
261,000	GCI, Inc., 6.88%, due 04/15/25‡	266,220
268,000	GE Capital International Funding Co., 4.42%, due 11/15/35	281,382

56	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

80,000	General Electric Capital Corp., 4.38%, due 09/16/20	86,032
645,000	General Electric Co., 5.00%† †††††	670,123
450,000	General Motors Co., 4.00%, due 04/01/25	441,708
630,000	General Motors Co., 4.88%, due 10/02/23	661,359
355,000	General Motors Co., 6.25%, due 10/02/43	393,781
310,000	General Motors Financial Co., Inc., 3.45%, due 04/10/22	306,936
1,045,000	General Motors Financial Co., Inc., 3.50%, due 07/10/19	1,064,714
560,000	General Motors Financial Co., Inc., 4.00%, due 01/15/25‡	547,286
2,079,000	General Motors Financial Co., Inc., 4.20%, due 03/01/21‡	2,147,004
205,000	General Motors Financial Co., Inc., 5.25%, due 03/01/26	215,734
475,000	Gilead Sciences, Inc., 2.50%, due 09/01/23	458,470
350,000	GLP Capital, LP/GLP Financing II, Inc., 4.88%, due 11/01/20‡	369,250
220,000	GLP Capital, LP/GLP Financing II, Inc., 5.38%, due 04/15/26	229,988
265,000	Goldcorp, Inc., 3.63%, due 06/09/21‡	269,480
285,000	Goldman Sachs Group (The), Inc., 2.00%, due 04/25/19	284,027
860,000	Goldman Sachs Group (The), Inc., 2.30%, due 12/13/19	859,631
919,000	Goldman Sachs Group (The), Inc., 2.63%, due 04/25/21	913,250
585,000	Goldman Sachs Group (The), Inc., 3.75%, due 05/22/25	587,543
85,000	Goldman Sachs Group (The), Inc., 3.75%, due 02/25/26‡	85,410
150,000	Goldman Sachs Group (The), Inc., 4.00%, due 03/03/24	155,855
245,000	Goldman Sachs Group (The), Inc., 4.75%, due 10/21/45	259,659
290,000	Goldman Sachs Group (The), Inc., 5.15%, due 05/22/45‡	306,142
125,000	Goldman Sachs Group (The), Inc., 5.30%† †††††	120,156
565,000	Goldman Sachs Group (The), Inc., 5.38%† †††††	571,356
130,000	Goldman Sachs Group (The), Inc., 5.75%, due 01/24/22	146,310
680,000	Goldman Sachs Group (The), Inc., 5.95%, due 01/18/18‡	708,564
660,000	Goldman Sachs Group (The), Inc., 6.25%, due 02/01/41	820,901
1,462,000	Goldman Sachs Group (The), Inc., 7.50%, due 02/15/19	1,621,547
44,000	Grinding Media, Inc./MC Grinding Media Canada, Inc., 7.38%, due 12/15/23¤ 144A	46,336
80,000	Gulfport Energy Corp., 6.00%, due 10/15/24 144A	81,800
460,000	Hartford Financial Services Group (The), Inc., 8.13%, due 06/15/68†	493,810
725,000	HBOS Plc, 6.75%, due 05/21/18 144A	766,323
165,000	HCA, Inc., 4.25%, due 10/15/19‡	172,013
430,000	HCA, Inc., 5.25%, due 04/15/25	449,887
312,000	HCA, Inc., 5.25%, due 06/15/26	323,310
460,000	HCA, Inc., 5.88%, due 03/15/22	496,800
230,000	HCA, Inc., 7.50%, due 02/15/22	261,625
1,085,000	HCP, Inc., 4.00%, due 06/01/25	1,080,461
205,000	Health Care, Inc. REIT, 3.75%, due 03/15/23	209,399
245,000	Hess Corp., 4.30%, due 04/01/27‡	244,379
945,000	Hewlett Packard Enterprise Co., 2.45%, due 10/05/17	950,430
175,000	Hewlett Packard Enterprise Co., 2.85%, due 10/05/18	176,768
1,186,000	Hewlett Packard Enterprise Co., 4.40%, due 10/15/22	1,236,594
125,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.13%, due 12/01/24 144A	130,469
145,000	Home Depot (The), Inc., 3.50%, due 09/15/56	127,309
740,000	HSBC Finance Corp., 6.68%, due 01/15/21	832,533
270,000	HSBC Holdings Plc, 6.88%† ††††† ‡	285,525
85,000	Hughes Satellite Systems Corp., 5.25%, due 08/01/26 144A	83,513

See accompanying Notes to the Schedule of Investments.	57

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

270,000	Huntington Ingalls Industries, Inc., 5.00%, due 12/15/21 144A	281,812
195,000	Huntington Ingalls Industries, Inc., 5.00%, due 11/15/25 144A	203,044
1,260,000	Husky Energy, Inc., 7.25%, due 12/15/19	1,433,549
99,000	IHS Markit, Ltd., 5.00%, due 11/01/22 ¤ 144A	103,208
420,000	Imperial Tobacco Finance Plc, 2.05%, due 02/11/18 144A	420,504
385,000	ING Bank NV, 5.80%, due 09/25/23 144A	423,627
180,000	Ingram Micro, Inc., 5.45%, due 12/15/24	169,647
1,253,000	Intercontinental Exchange, Inc., 2.75%, due 12/01/20	1,267,728
200,000	International Game Technology Plc, 6.50%, due 02/15/25‡ 144A	215,500
220,000	International Lease Finance Corp., 5.88%, due 04/01/19	234,186
450,000	International Paper Co., 4.40%, due 08/15/47	426,996
410,000	Iron Mountain, Inc., 6.00%, due 08/15/23	437,675
310,000	Iron Mountain, Inc. REIT, 5.75%, due 08/15/24	320,075
260,000	Israel Electric Corp., Ltd., 6.88%, due 06/21/23 144A	299,747
400,000	Israel Electric Corp., Ltd., 7.25%, due 01/15/19 144A	433,788
690,000	Jabil Circuit, Inc., 4.70%, due 09/15/22	707,250
500,000	Jefferies Group LLC, 5.13%, due 01/20/23	523,949
485,000	Jefferies Group LLC, 6.88%, due 04/15/21	552,270
175,000	Jefferies Group LLC, 8.50%, due 07/15/19‡	198,592
220,000	John Deere Capital Corp., 2.25%, due 04/17/19	222,442
855,000	JPMorgan Chase & Co., 2.55%, due 10/29/20‡	854,832
1,802,000	JPMorgan Chase & Co., 3.20%, due 01/25/23	1,823,554
405,000	JPMorgan Chase & Co., 3.20%, due 06/15/26	396,875
300,000	JPMorgan Chase & Co., 3.25%, due 09/23/22	303,623
1,430,000	JPMorgan Chase & Co., 3.38%, due 05/01/23‡	1,426,893
90,000	JPMorgan Chase & Co., 4.35%, due 08/15/21	96,342
200,000	JPMorgan Chase & Co., 4.50%, due 01/24/22	215,833
705,000	JPMorgan Chase & Co., 4.63%, due 05/10/21	759,545
1,000,000	JPMorgan Chase & Co., 5.30%† ††††† ‡	1,023,060
1,250,000	JPMorgan Chase & Co., Subordinated Note, 6.13%, due 06/27/17	1,277,522
822,000	Juniper Networks, Inc., 3.13%, due 02/26/19	835,556
950,000	Kentucky Power Co., 6.00%, due 09/15/17 144A	976,730
290,000	Kerr-McGee Corp., 6.95%, due 07/01/24‡	342,652
2,500,000	Kinder Morgan Energy Partners, LP, 4.15%, due 02/01/24‡	2,537,860
185,000	Kinder Morgan Energy Partners, LP, 7.75%, due 03/15/32	227,641
210,000	Kinder Morgan, Inc., 4.30%, due 06/01/25‡	216,580
460,000	Kinder Morgan, Inc., 5.55%, due 06/01/45	485,569
1,240,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43 144A	1,247,190
688,000	KKR Group Finance Co. LLC, 6.38%, due 09/29/20 144A	776,143
325,000	Koppers, Inc., 7.88%, due 12/01/19‡	329,875
360,000	Kraft Foods Group, Inc., 3.50%, due 06/06/22	366,559
349,000	Kraft Foods Group, Inc., 5.38%, due 02/10/20‡	378,275
465,000	Kraft Heinz Foods Co., 2.00%, due 07/02/18	465,275
225,000	Kraft Heinz Foods Co., 3.00%, due 06/01/26‡	211,665
95,000	Kraft Heinz Foods Co., 4.38%, due 06/01/46	89,752
185,000	Kraft Heinz Foods Co., 4.88%, due 02/15/25 144A	199,718
170,000	Kraft Heinz Foods Co., 5.00%, due 07/15/35	178,881
370,000	Kraft Heinz Foods Co., 5.20%, due 07/15/45	388,775
400,000	Kroger Co. (The), Senior Note, 6.15%, due 01/15/20	443,119

58	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

300,000	L Brands, Inc., 5.63%, due 10/15/23‡	324,750
370,000	L Brands, Inc., 6.63%, due 04/01/21	417,175
220,000	L Brands, Inc., 6.88%, due 11/01/35	225,500
110,000	L-3 Communications Corp., 3.85%, due 12/15/26	109,566
55,000	Lamb Weston Holdings, Inc., 4.63%, due 11/01/24¤ 144A	55,275
290,000	Lamb Weston Holdings, Inc., 4.88%, due 11/01/26¤ 144A	287,644
272,000	Lear Corp., 5.25%, due 01/15/25	287,300
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%**** ††† †††††	165
270,000	Lehman Brothers Holdings, Inc., (MTN), Series I, 6.75%, due 12/28/17**** †††	95
890,000	Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17**** †††	312
390,000	Leucadia National Corp., 5.50%, due 10/18/23	413,534
1,150,000	Liberty Mutual Group, Inc., 4.25%, due 06/15/23 144A	1,205,717
2,037,000	Liberty Mutual Group, Inc., 4.95%, due 05/01/22 144A	2,225,215
481,000	Liberty Mutual Group, Inc., Junior Subordinated Note, Series A, 7.80%, due 03/07/87 144A	542,327
275,000	LifePoint Health, Inc., 5.38%, due 05/01/24‡ 144A	270,050
50,000	Lions Gate Entertainment Corp., 5.88%, due 11/01/24 144A	51,000
300,000	Lloyds Banking Group Plc, 7.50%† ††††† ‡	309,750
845,000	Lloyds Banking Group Plc, Subordinated Note, 4.65%, due 03/24/26‡	857,489
305,000	Lockheed Martin Corp., 2.90%, due 03/01/25	299,141
275,000	Lockheed Martin Corp., 4.70%, due 05/15/46	300,346
287,000	LSC Communications, Inc., 8.75%, due 10/15/23¤ ‡ 144A	289,152
1,010,000	LyondellBasell Industries NV, 5.00%, due 04/15/19‡	1,067,736
500,000	Macquarie Bank, Ltd., 4.88%, due 06/10/25 144A	506,864
55,000	Magellan Midstream Partners, LP, 4.25%, due 09/15/46	51,888
400,000	Magellan Midstream Partners, LP, 5.15%, due 10/15/43	417,258
700,000	Marriott International, Inc., 3.13%, due 06/15/26	663,908
230,000	Martin Marietta Materials, Inc., 4.25%, due 07/02/24	234,045
200,000	Masco Corp., 4.38%, due 04/01/26	203,000
225,000	Masco Corp., 4.45%, due 04/01/25	229,500
725,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14#	732,148
235,000	Match Group, Inc., 6.38%, due 06/01/24	248,806
210,000	MDC Partners, Inc., 6.50%, due 05/01/24‡ 144A	190,050
205,000	MEDNAX, Inc., 5.25%, due 12/01/23 144A	211,663
70,000	Medtronic, Inc., 3.13%, due 03/15/22	71,568
190,000	Medtronic, Inc., 3.15%, due 03/15/22‡	194,742
600,000	Medtronic, Inc., 3.50%, due 03/15/25‡	618,487
384,000	Medtronic, Inc., 4.38%, due 03/15/35	407,016
320,000	Medtronic, Inc., 4.63%, due 03/15/45	346,896
625,000	Merck & Co., Inc., 4.15%, due 05/18/43‡	643,537
250,000	MetLife Capital Trust X, 9.25%, due 04/08/68 144A	340,625
1,152,000	MetLife, Inc., 3.00%, due 03/01/25	1,131,420
105,000	MetLife, Inc., 4.75%, due 02/08/21	114,247
275,000	MetLife, Inc., Subordinated Note, 6.40%, due 12/15/66	297,687
93,000	MGIC Investment Corp., 5.75%, due 08/15/23	97,185
220,000	Micron Technology, Inc., 5.88%, due 02/15/22‡	230,175
225,000	Micron Technology, Inc., 7.50%, due 09/15/23 144A	249,750
410,000	Microsoft Corp., 3.95%, due 08/08/56‡	388,366
540,000	Microsoft Corp., 4.45%, due 11/03/45	576,746

See accompanying Notes to the Schedule of Investments.	59

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

195,000	Midcontinent Communications & Finance Corp., 6.88%, due 08/15/23 144A	208,650
250,000	Millicom International Cellular SA, 4.75%, due 05/22/20‡ 144A	254,063
205,000	Millicom International Cellular SA, 6.63%, due 10/15/21 144A	215,922
165,630	Miran Mid-Atlantic Series C Pass Through Trust, 10.06%, due 12/30/28¤ 144A	141,407
255,000	Molina Healthcare, Inc., 5.38%, due 11/15/22	260,100
160,000	Molson Coors Brewing Co., 1.45%, due 07/15/19	157,737
375,000	Molson Coors Brewing Co., 3.00%, due 07/15/26	355,216
380,000	Mondelez International Holdings Netherlands BV, 1.63%, due 10/28/19¤ 144A	372,765
255,000	Morgan Stanley, 2.45%, due 02/01/19	256,880
921,000	Morgan Stanley, 3.88%, due 04/29/24	946,050
405,000	Morgan Stanley, 3.88%, due 01/27/26	409,870
70,000	Morgan Stanley, 4.75%, due 03/22/17	70,531
325,000	Morgan Stanley, 5.45%† †††††	322,156
435,000	Morgan Stanley, 5.50%, due 01/26/20	471,931
2,322,000	Morgan Stanley, 7.30%, due 05/13/19	2,588,772
1,720,000	Morgan Stanley, (MTN), 4.10%, due 05/22/23	1,768,088
1,000,000	Morgan Stanley, (MTN), Series F, 6.63%, due 04/01/18‡	1,057,845
247,000	MPLX, LP, 4.00%, due 02/15/25	240,496
353,000	MPLX, LP, 4.88%, due 12/01/24	364,061
115,000	MPLX, LP, 4.88%, due 06/01/25	118,435
195,000	MPT Operating Partnership, LP/MPT Finance Corp. REIT, 6.38%, due 02/15/22	202,313
225,000	MTN Mauritius Investment, Ltd., 4.76%, due 11/11/24 144A	207,270
334,000	Mylan NV, 2.50%, due 06/07/19‡ 144A	332,386
830,000	Mylan NV, 3.95%, due 06/15/26‡ 144A	778,257
1,150,000	Myriad International Holdings BV, 5.50%, due 07/21/25¤ 144A	1,162,167
38,000	Nabors Industries, Inc., 5.50%, due 01/15/23 144A	39,663
230,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, due 07/01/21	234,025
235,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 7.88%, due 10/01/20	244,400
195,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 9.63%, due 05/01/19	204,750
350,000	Navient Corp., (MTN), 8.45%, due 06/15/18	378,000
90,000	NCR Corp., 5.88%, due 12/15/21	94,613
237,000	Nemak SAB de CV, 5.50%, due 02/28/23 144A	236,408
42,000	Newell Brands, Inc., 2.15%, due 10/15/18	42,227
495,000	Newell Brands, Inc., 4.20%, due 04/01/26‡	517,251
50,000	Newfield Exploration Co., 5.63%, due 07/01/24	52,375
115,000	Newfield Exploration Co., 5.75%, due 01/30/22	121,756
335,000	NewStar Financial, Inc., 7.25%, due 05/01/20	335,000
220,000	NextEra Energy Capital Holdings, Inc., 1.65%, due 09/01/18‡	219,399
205,000	NextEra Energy Capital Holdings, Inc., 2.30%, due 04/01/19	206,673
285,000	Nippon Life Insurance Co., 5.10%, due 10/16/44† 144A	294,975
780,000	Noble Energy, Inc., 4.15%, due 12/15/21	812,599
200,000	Noble Energy, Inc., 5.05%, due 11/15/44	201,332
1,403,000	Noble Energy, Inc., 8.25%, due 03/01/19	1,576,787
235,000	Norbord, Inc., 6.25%, due 04/15/23 144A	244,400
510,000	Norfolk Southern Corp., 4.65%, due 01/15/46‡	544,457
220,000	Northern States Power Co., 4.13%, due 05/15/44	224,225
430,000	NOVA Chemicals Corp., 5.00%, due 05/01/25 144A	422,342
90,000	Novelis Corp., 5.88%, due 09/30/26 ¤ 144A	91,125
844,000	NRG Energy, Inc., 6.25%, due 05/01/24¤ ‡	825,010

60	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

315,000	NRG Energy, Inc., 6.63%, due 01/15/27‡ 144A	299,250
595,000	NRG Yield Operating LLC, 5.38%, due 08/15/24‡	600,950
225,000	NRG Yield, Inc., 3.25%, due 06/01/20 144A	217,125
530,000	NXP BV/NXP Funding LLC, 4.63%, due 06/01/23¤ 144A	557,825
325,000	NXP BV/NXP Funding LLC, 5.75%, due 03/15/23 144A	343,687
130,000	Occidental Petroleum Corp., 3.00%, due 02/15/27	125,948
315,000	Occidental Petroleum Corp., 3.40%, due 04/15/26	317,745
210,000	Omega Healthcare Investors, Inc. REIT, 4.50%, due 01/15/25	206,138
240,000	Omega Healthcare Investors, Inc. REIT, 4.95%, due 04/01/24	243,544
195,000	Omega Healthcare Investors, Inc. REIT, 5.25%, due 01/15/26	200,688
300,000	Omnicom Group, Inc., 3.60%, due 04/15/26	297,482
205,000	Open Text Corp., 5.88%, due 06/01/26‡ 144A	216,788
320,000	Oracle Corp., 4.30%, due 07/08/34	331,475
420,000	Owens Corning, 3.40%, due 08/15/26	399,778
290,000	Owens Corning, 4.20%, due 12/15/22	301,555
460,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	577,318
730,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, due 06/15/19¤ 144A	732,186
590,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, due 02/01/22‡ 144A	595,659
370,000	PepsiCo, Inc., 1.50%, due 02/22/19	368,822
430,000	Petrobras Global Finance BV, 5.63%, due 05/20/43	320,006
320,000	Petroleos Mexicanos, 4.88%, due 01/24/22	321,760
80,000	Petroleos Mexicanos, 5.38%, due 03/13/22 144A	82,018
255,000	Petroleos Mexicanos, 6.50%, due 06/02/41	240,095
1,006,000	Phillips 66 Partners, LP, 3.61%, due 02/15/25	986,962
115,000	Plains All American Pipeline, LP/PAA Finance Corp., 4.70%, due 06/15/44	102,843
250,000	Plains All American Pipeline, LP/PAA Finance Corp., 4.90%, due 02/15/45	231,801
485,000	Platform Specialty Products Corp., 6.50%, due 02/01/22‡ 144A	491,062
1,190,000	PNC Bank NA, 2.95%, due 01/30/23	1,173,767
200,000	Popular, Inc., 7.00%, due 07/01/19	207,250
290,000	Post Holdings, Inc., 7.75%, due 03/15/24 144A	323,350
540,000	PPL Capital Funding, Inc., 5.00%, due 03/15/44	573,203
195,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, due 05/15/23 144A	212,794
95,000	Private Export Funding Corp., 1.88%, due 07/15/18	95,758
90,000	Providence St. Joseph Health Obligated Group, 2.75%, due 10/01/26	85,306
240,000	Prudential Financial, Inc., 5.20%, due 03/15/44†	237,461
190,000	Prudential Financial, Inc., 5.88%, due 09/15/42†	199,500
1,000,000	Prudential Financial, Inc., 7.38%, due 06/15/19	1,126,346
1,460,000	Public Service Electric & Gas Co., 2.25%, due 09/15/26	1,356,565
170,000	QEP Resources, Inc., 6.88%, due 03/01/21‡	181,475
35,000	Qorvo, Inc., 7.00%, due 12/01/25	38,938
430,000	Quicken Loans, Inc., 5.75%, due 05/01/25‡ 144A	420,325
205,000	Quintiles IMS, Inc., 4.88%, due 05/15/23 144A	209,100
400,000	QVC, Inc., 4.38%, due 03/15/23	397,535
265,000	QVC, Inc., 5.13%, due 07/02/22	274,649
300,000	QVC, Inc., 5.45%, due 08/15/34	273,824
500,000	Rabobank Nederland NV, 11.00%† ††††† 144A	589,525
160,000	Radian Group, Inc., 5.25%, due 06/15/20	167,600
290,000	Radian Group, Inc., 7.00%, due 03/15/21	323,712
255,000	Rain CII Carbon LLC/CII Carbon Corp., 8.25%, due 01/15/21 144A	253,725

See accompanying Notes to the Schedule of Investments.	61

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

1,207,000	Realty Income Corp. REIT, 4.65%, due 08/01/23	1,295,840
890,000	Regency Energy Partners, LP/Regency Energy Finance Corp., 5.50%, due 04/15/23	923,375
205,000	Revlon Consumer Products Corp., 5.75%, due 02/15/21	207,050
215,000	Revlon Consumer Products Corp., 6.25%, due 08/01/24‡	220,913
920,000	Rio Tinto Finance USA, Ltd., 9.00%, due 05/01/19	1,061,377
40,000	Ritchie Bros Auctioneers, Inc., 5.38%, due 01/15/25¤ 144A	40,900
250,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 6.13%, due 08/15/21¤ 144A	256,250
1,500,000	Rogers Communications, Inc., 6.80%, due 08/15/18	1,617,993
500,000	Royal Bank of Scotland Group Plc, 3.88%, due 09/12/23	480,825
315,000	Royal Bank of Scotland Group Plc, 4.80%, due 04/05/26	315,940
205,000	Royal Bank of Scotland Group Plc, 8.00%† †††††	196,800
200,000	Royal Bank of Scotland Group Plc, 8.63%† †††††	204,500
455,000	S&P Global, Inc., 4.00%, due 06/15/25	468,272
67,000	S&P Global, Inc., 4.40%, due 02/15/26	71,007
320,000	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/01/25	334,400
630,000	Santander Holdings USA, Inc., 2.70%, due 05/24/19	629,882
380,000	Santander UK Group Holdings Plc, 4.75%, due 09/15/25 144A	373,141
1,795,000	Schlumberger Holdings Corp., 3.00%, due 12/21/20 144A	1,833,973
280,000	Select Medical Corp., 6.38%, due 06/01/21‡	281,400
1,220,000	Sempra Energy, 2.40%, due 03/15/20‡	1,219,131
275,000	Service Corp. International/US, 5.38%, due 05/15/24	288,062
2,232,000	Shell International Finance BV, 1.75%, due 09/12/21‡	2,170,450
580,000	Shell International Finance BV, 4.38%, due 05/11/45	588,961
465,000	Shire Acquisitions Investments Ireland DAC, 1.90%, due 09/23/19	459,407
485,000	Shire Acquisitions Investments Ireland DAC, 2.88%, due 09/23/23	461,662
1,045,000	Shire Acquisitions Investments Ireland DAC, 3.20%, due 09/23/26‡	978,386
2,220,000	Siemens Financieringsmaatschappij NV, 1.70%, due 09/15/21 144A	2,134,175
850,000	Simon Property Group, LP REIT, 6.75%, due 02/01/40	1,136,523
260,000	Sinclair Television Group, Inc., 5.63%, due 08/01/24 144A	266,500
500,000	Sinopec Group Overseas Development 2015, Ltd., 2.50%, due 04/28/20‡ 144A	497,078
215,000	Sirius XM Radio, Inc., 5.25%, due 08/15/22 144A	224,406
205,000	Sirius XM Radio, Inc., 5.38%, due 04/15/25 144A	204,488
290,000	Sirius XM Radio, Inc., 5.38%, due 07/15/26 144A	284,200
210,000	Sixsigma Networks Mexico SA de CV, 8.25%, due 11/07/21‡ 144A	198,450
400,000	Smithfield Foods, Inc., 6.63%, due 08/15/22	423,500
335,000	Societe Generale SA, 7.38%† ††††† 144A	335,275
325,000	Societe Generale SA, 8.00%† ††††† ‡ 144A	325,975
200,000	Societe Generale SA, Reg S, 8.25%† ††††† ‡‡‡	208,762
2,018,000	Southern Co. (The), 3.25%, due 07/01/26	1,967,950
1,260,000	Southern Co. Gas Capital Corp., 2.45%, due 10/01/23	1,210,318
630,000	Southern Copper Corp., 5.25%, due 11/08/42	580,325
470,000	Southern Power Co., 1.95%, due 12/15/19	466,391
475,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, due 03/20/23 144A	477,076
695,000	Standard Chartered Plc, 2.10%, due 08/19/19 144A	687,493
245,000	State Grid Overseas Investment 2014, Ltd., 2.75%, due 05/07/19 144A	248,389
377,000	State Street Corp., 1.96%, due 06/01/77†	334,116
850,000	State Street Corp., 4.96%, due 03/15/18	878,408

62	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

395,000	State Street Corp., 5.25%† ††††† ‡	405,862
18,000	Stearns Holdings LLC, 9.38%, due 08/15/20 144A	18,090
310,000	Stifel Financial Corp., 4.25%, due 07/18/24	308,363
615,000	Sumitomo Mitsui Banking Corp., 2.45%, due 01/10/19	618,548
220,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, due 07/01/21	232,100
922,000	Sunoco Logistics Partners Operations, LP, 3.45%, due 01/15/23‡	901,893
460,000	Sunoco Logistics Partners Operations, LP, 3.90%, due 07/15/26	446,127
271,000	Sunoco Logistics Partners Operations, LP, 4.40%, due 04/01/21	285,661
275,000	Sunoco, LP/Sunoco Finance Corp., 6.25%, due 04/15/21	280,844
295,000	SUPERVALU, Inc., 7.75%, due 11/15/22	299,056
1,085,000	Svenska Handelsbanken AB, 1.88%, due 09/07/21	1,048,498
440,000	Synchrony Financial, 3.70%, due 08/04/26	423,801
235,000	Synovus Financial Corp., 7.88%, due 02/15/19	258,794
190,000	T-Mobile USA, Inc., 6.13%, due 01/15/22	200,925
195,000	T-Mobile USA, Inc., 6.25%, due 04/01/21‡	203,288
100,000	Tallgrass Energy Partners, LP/Tallgrass Energy Finance Corp., 5.50%, due 09/15/24 144A	99,750
270,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, due 04/15/21‡ 144A	278,100
845,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	1,098,704
195,000	Telecom Italia Capital SA, Guaranteed Senior Note, 7.20%, due 07/18/36	193,194
1,568,000	Telefonaktiebolaget LM Ericsson, 4.13%, due 05/15/22	1,579,205
260,000	Telefonos de Mexico SAB de CV, 5.50%, due 11/15/19	281,205
90,000	Tenet Healthcare Corp., 4.38%, due 10/01/21	89,663
350,000	Tenet Healthcare Corp., 6.00%, due 10/01/20	367,500
60,000	Tervita Escrow Corp., 7.63%, due 12/01/21¤ ‡ 144A	61,350
130,000	Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 5.25%, due 01/15/25	133,250
385,000	Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 6.13%, due 10/15/21	405,212
270,000	Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 6.38%, due 05/01/24	290,250
2,080,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/01/26‡	1,921,558
40,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, due 10/01/46‡	34,412
220,000	Thermo Fisher Scientific, Inc., 3.60%, due 08/15/21	227,602
70,000	Time Warner Cable LLC, 4.13%, due 02/15/21	72,433
740,000	Time Warner Cable LLC, 5.85%, due 05/01/17	750,562
2,055,000	Time Warner Cable LLC, 8.25%, due 04/01/19	2,310,404
971,000	Time Warner Cos., Inc., 7.57%, due 02/01/24	1,202,437
590,000	Time Warner, Inc., 3.80%, due 02/15/27	587,872
260,000	Time Warner, Inc., 4.70%, due 01/15/21	278,164
200,000	Time Warner, Inc., 4.75%, due 03/29/21	214,466
370,000	Tops Holding LLC/Tops Markets II Corp., 8.00%, due 06/15/22 144A	320,050
550,000	Total System Services, Inc., 4.80%, due 04/01/26	593,726
310,000	Tutor Perini Corp., 7.63%, due 11/01/18‡	310,194
1,812,000	UBS Group Funding Jersey, Ltd., 4.13%, due 04/15/26 144A	1,856,736
3,294,773	United Airlines 2014-1 Class A Pass Through Trust, 4.00%, due 10/11/27	3,364,787
423,103	United Airlines 2014-2 Class A Pass Through Trust, 3.75%, due 03/03/28	425,747
190,000	United Airlines 2016-1 Class A Pass Through Trust, 3.45%, due 01/07/30	185,013
255,000	United Rentals North America, Inc., 5.50%, due 07/15/25‡	261,056
295,000	United Rentals North America, Inc., 5.75%, due 11/15/24	311,225

See accompanying Notes to the Schedule of Investments.	63

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

105,000	United Rentals North America, Inc., 5.88%, due 09/15/26	108,544
130,000	UnitedHealth Group, Inc., 4.20%, due 01/15/47	131,829
665,000	UnitedHealth Group, Inc., 4.38%, due 03/15/42	675,629
230,000	Universal Health Services, Inc., 4.75%, due 08/01/22‡ 144A	234,025
85,000	Universal Health Services, Inc., 5.00%, due 06/01/26¤ 144A	83,300
216,659	US Airways 2012-1 Class A Pass Through Trust, 5.90%, due 04/01/26	241,846
245,000	Vale Overseas, Ltd., 6.25%, due 08/10/26‡	255,413
490,000	Valero Energy Corp., 3.40%, due 09/15/26‡	470,384
195,000	Vector Group, Ltd., 7.75%, due 02/15/21	203,775
430,000	Ventas Realty, LP REIT, 3.50%, due 02/01/25	424,084
135,000	Ventas Realty, LP REIT, 3.75%, due 05/01/24	136,854
2,000,000	Ventas Realty, LP/Ventas Capital Corp. REIT, 2.70%, due 04/01/20	2,013,540
550,000	VEREIT Operating Partnership, LP REIT, 4.60%, due 02/06/24	555,500
200,000	VeriSign, Inc., 5.25%, due 04/01/25	206,000
625,000	Verisk Analytics, Inc., 4.00%, due 06/15/25	634,876
255,000	Verizon Communications, Inc., 4.40%, due 11/01/34	252,452
1,656,000	Verizon Communications, Inc., 4.52%, due 09/15/48	1,594,501
310,000	Verizon Communications, Inc., 4.67%, due 03/15/55	292,375
1,706,000	Verizon Communications, Inc., 4.86%, due 08/21/46‡	1,735,488
1,190,000	Verizon Communications, Inc., 5.01%, due 08/21/54	1,192,773
110,000	Verizon Communications, Inc., 5.05%, due 03/15/34	116,167
35,000	Verizon Communications, Inc., 5.15%, due 09/15/23‡	38,756
820,000	Viacom, Inc., 4.38%, due 03/15/43	655,485
824,000	Virginia Electric & Power Co., 3.15%, due 01/15/26	819,675
495,000	Visa, Inc., 3.15%, due 12/14/25	497,735
360,000	Visa, Inc., 4.30%, due 12/14/45	380,937
253,000	Vista Outdoor, Inc., 5.88%, due 10/01/23	266,126
415,000	Voya Financial, Inc., 5.65%, due 05/15/53†	409,294
400,000	Walgreens Boots Alliance, Inc., 1.75%, due 05/30/18	400,538
1,855,000	WEA Finance LLC/Westfield UK & Europe Finance Plc, 2.70%, due 09/17/19 144A	1,877,416
200,000	WellCare Health Plans, Inc., 5.75%, due 11/15/20	205,625
250,000	Wells Fargo & Co., 3.45%, due 02/13/23	251,106
90,000	Wells Fargo & Co., 4.60%, due 04/01/21‡	96,765
200,000	Wells Fargo & Co., 4.65%, due 11/04/44	197,302
975,000	Wells Fargo & Co., 5.88%† ††††† ‡	1,024,871
290,000	Wells Fargo & Co., Class A, Series K, 7.98%† †††††	303,412
1,100,000	Welltower, Inc., 4.50%, due 01/15/24	1,163,934
195,000	Western Digital Corp., 7.38%, due 04/01/23 144A	214,988
240,000	Westlake Chemical Corp., 4.63%, due 02/15/21 144A	249,000
170,000	WestRock RKT Co., 3.50%, due 03/01/20	174,421
1,000,000	Weyerhaeuser Co., 7.38%, due 10/01/19	1,123,291
575,000	Whole Foods Market, Inc., 5.20%, due 12/03/25	609,888
230,000	Williams Partners, LP/ACMP Finance Corp., 4.88%, due 05/15/23	234,502
565,000	Williams Partners, LP/ACMP Finance Corp., 4.88%, due 03/15/24	571,177
290,000	Williams Partners, LP/Williams Partners Finance Corp., 7.25%, due 02/01/17	291,138
200,000	Wind Acquisition Finance SA, 7.38%, due 04/23/21 144A	208,500
80,000	WM Wrigley Jr Co., 2.40%, due 10/21/18 144A	80,749
320,000	WM Wrigley Jr Co., 2.90%, due 10/21/19 144A	325,799
90,000	WM Wrigley Jr Co., 3.38%, due 10/21/20 144A	92,596

64	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

170,000	WMG Acquisition Corp., 4.88%, due 11/01/24¤ 144A	170,000
355,000	WMG Acquisition Corp., 6.75%, due 04/15/22‡ 144A	375,412
500,000	Xerox Corp., 2.75%, due 03/15/19	500,246
420,000	XPO Logistics, Inc., 6.50%, due 06/15/22‡ 144A	442,575
210,000	Zebra Technologies Corp., 7.25%, due 10/15/22‡	229,425
225,000	ZF North America Capital, Inc., 4.75%, due 04/29/25 144A	229,781
200,000	ZFS Finance USA Trust V, Series V, 6.50%, due 05/09/67† 144A	201,030
425,000	Zimmer Biomet Holdings, Inc., 3.55%, due 04/01/25	414,676

		339,813,338

	Mortgage Backed Securities - Private Issuers — 9.2%

834,844	Agate Bay Mortgage Trust, Series 2016-3, Class A5, 3.50%, due 08/25/46† 144A	851,664
450,000	Americold LLC Trust, Series 2010-ARTA, Class D, 7.44%, due 01/14/29 144A	497,967
27,073	Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4, 5.45%, due 01/15/49	27,058
1,350,000	Barclays Commercial Mortgage Trust, Series 2016-ETC, Class A, 2.94%, due 08/14/36 144A	1,309,787
391,878	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A3, 1.46%, due 01/25/35†	385,376
155,031	Bear Stearns ALT-A Trust, Series 2005-7, Class 11A1, 1.30%, due 08/25/35†	150,171
333,280	Bear Stearns ARM Trust, Series 2005-2, Class A1, 2.92%, due 03/25/35†	335,718
255,585	Bear Stearns ARM Trust, Series 2005-5, Class A2, 2.82%, due 08/25/35†	255,253
300,000	BXHTL Mortgage Trust, Series 2015-JWRZ, Class GL2, 4.39%, due 05/15/29† 144A	297,247
700,000	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3, 3.01%, due 05/10/58	682,843
2,223,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.71%, due 12/10/49†	2,242,460
1,600,000	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3, 3.36%, due 07/10/47	1,636,491
1,500,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, 2.88%, due 02/10/48	1,477,612
1,200,000	Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4, 3.46%, due 09/15/48	1,233,075
1,772,000	Citigroup Commercial Mortgage Trust, Series 2016-P5, Class A2, 2.40%, due 10/10/49	1,772,689
1,000,000	Citigroup Commercial Mortgage Trust, Inc., Series 2013-GC17, Class A2, 2.96%, due 11/10/46	1,016,957
27,500,000	Citigroup Commercial Mortgage Trust, Inc., (IO), Series 2014-GC21, Class XB, 0.33%, due 05/10/47†	799,612
1,953,542	Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, 5.81%, due 12/10/49†	1,969,699
300,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A2, 2.37%, due 06/10/46	303,061
460,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR11, Class B, 5.16%, due 10/10/46†	506,322
225,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR13, Class C, 4.75%, due 12/10/23†	232,848
100,000	Commercial Mortgage Pass Through Certificates, Series 2013-LC6, Class A3, 2.67%, due 01/10/46	100,483
1,000,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR18, Class A4, 3.55%, due 07/15/47	1,035,043
1,600,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR20, Class A3, 3.33%, due 11/10/47	1,632,701

See accompanying Notes to the Schedule of Investments.	65

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

425,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class D, 3.13%, due 07/13/31† 144A	417,573
280,000	Commercial Mortgage Pass Through Certificates, Series 2014-TWC, Class D, 2.93%, due 02/13/32† 144A	278,675
2,150,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A2, 2.82%, due 03/10/47	2,177,894
1,200,000	Commercial Mortgage Pass Through Certificates, Series 2015-CR25, Class A3, 3.51%, due 08/10/48	1,234,856
180,000	Commercial Mortgage Pass Through Certificates, Series 2015-CR27, Class B, 4.36%, due 10/10/48†	187,474
53,000,000	Commercial Mortgage Pass Through Certificates, (IO), Series 2014-CR17, Class XB, 0.21%, due 05/10/47† 144A	782,068
355,000	Core Industrial Trust, Series 2015-CALW, Class F, 3.85%, due 02/10/34† 144A	349,568
1,023,748	Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class A4, 5.69%, due 06/15/39†	1,027,777
475,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2006-OMA, Class B2, 5.54%, due 05/15/23¤ 144A	510,169
115,000	DBJPM Mortgage Trust, Series 2016-C3, Class C, 3.49%, due 09/10/49†	107,876
262,264	Fremont Home Loan Trust, Series 2004-B, Class M1, 1.63%, due 05/25/34†	244,530
49,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.38%, due 12/15/34† 144A	48,767
37,180	GMACM Mortgage Loan Trust, Series 2004-AR2, Class 3A, 3.63%, due 08/19/34†	36,227
3,845,709	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.74%, due 12/10/49	3,901,231
1,800,000	GS Mortgage Securities Corp. II, Series 2013-GC12, Class A3, 2.86%, due 06/10/46	1,813,073
155,000	GS Mortgage Securities Corp. Trust, Series 2014-NEW, Class C, 3.79%, due 01/10/31¤ 144A	153,453
475,000	GS Mortgage Securities Corp. Trust, Series 2016-ICE2, Class D, 6.45%, due 02/15/33† 144A	493,048
900,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A4, 3.14%, due 02/10/48	902,861
310,000	Hilton Mortgage Trust, Series 2014-ORL, Class D, 2.85%, due 07/15/29† 144A	304,852
1,305	Hilton USA Trust, Series 2013-HLT, Class DFX, 4.41%, due 11/05/30 144A	1,301
280,000	Hilton USA Trust, Series 2016-HHV, Class D, 4.19%, due 11/05/38¤ † 144A	264,934
415,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class C, 4.67%, due 04/15/47†	417,465
700,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, due 06/15/49	685,796
2,840,637	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.75%, due 06/15/49†	2,857,964
1,725,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-C19, Class A3, 3.67%, due 04/15/47	1,796,087
1,331,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A4, 4.72%, due 02/15/46 144A	1,428,939
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3, 3.53%, due 01/15/46	517,845
1,500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4, 2.69%, due 04/15/46	1,518,042
516,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class C, 2.64%, due 07/15/31† 144A	509,671

66	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

400,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class F, 4.70%, due 06/15/29† 144A	391,510
18,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-PHH, Class C, 2.80%, due 08/15/27† 144A	18,018
455,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-MAR7, Class C, 4.49%, due 06/05/32 144A	444,181
51,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class B, 3.45%, due 07/15/36† 144A	51,423
177,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class C, 3.48%, due 08/15/49†	161,474
1,467,236	JPMorgan Mortgage Trust, Series 2016-1, Class A5, 3.50%, due 05/25/46 144A	1,495,764
901,975	JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, due 10/25/46† 144A	919,513
1,202,239	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A, 5.39%, due 02/15/40	1,205,697
673,829	LSTAR Securities Investment Trust, Series 2015-3, Class A, 2.62%, due 03/01/20† 144A	673,206
177,618	LSTAR Securities Investment Trust, Series 2015-4, Class A1, 2.62%, due 04/01/20† 144A	177,285
1,042,883	LSTAR Securities Investment Trust, Series 2015-6, Class A, 2.77%, due 05/01/20† 144A	1,028,544
358,379	LSTAR Securities Investment Trust, Series 2015-8, Class A1, 2.77%, due 08/01/20† 144A	358,330
500,674	LSTAR Securities Investment Trust, Series 2015-9, Class A1, 2.62%, due 10/01/20† 144A	498,718
137,172	LSTAR Securities Investment Trust, Series 2015-10, Class A1, 2.62%, due 11/01/20† 144A	136,143
580,154	LSTAR Securities Investment, Ltd., Series 2016-3, Class A, 2.62%, due 09/01/21† 144A	573,084
426,613	LSTAR Securities Investment, Ltd., Series 2016-6, Class A, 2.62%, due 11/01/21† 144A	424,056
153,391	MASTR Alternative Loan Trust, Series 2005-2, Class 4A3, 1.16%, due 03/25/35†	146,885
231,321	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, due 09/12/49	235,968
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, due 02/15/46	100,860
2,557,303	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4, 5.69%, due 04/15/49†	2,563,188
765,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class D, 4.30%, due 09/09/32† 144A	749,894
100,000	Morgan Stanley Capital I Trust, Series 2015-XLF1, Class C, 2.89%, due 08/14/31† 144A	99,773
1,600,000	Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3, 2.53%, due 08/15/49	1,518,631
986,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.79%, due 08/12/45† 144A	991,688
1,264,000	Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4B, 5.79%, due 08/15/45† 144A	1,268,892
455,000	MSCG Trust, Series 2016-SNR, Class D, 6.55%, due 11/15/34¤ 144A	459,447
154,806	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 2.95%, due 05/25/35†	150,151
2,529,640	Small Business Administration Participation Certificates, Series 2013-20L, Class 1, 3.38%, due 12/01/33	2,617,002
315,000	TMSQ Mortgage Trust, Series 2014-1500, Class D, 3.83%, due 10/10/36† 144A	304,341
610,000	Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50%, due 10/25/56¤ † 144A	608,697
1,867,000	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, due 01/10/45	1,931,798

See accompanying Notes to the Schedule of Investments.	67

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

390,000	VNDO Mortgage Trust, Series 2013-PENN, Class D, 3.95%, due 12/13/29† 144A	398,702
445,000	VNDO Trust, Series 2016-350P, Class D, 3.90%, due 01/10/35† 144A	433,556
3,073,862	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.68%, due 05/15/46	3,096,298
32,670	WaMu Mortgage Pass Through Certificates, Series 2003-AR9, Class 1A7, 2.78%, due 09/25/33†	33,134
150,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class B, 4.54%, due 09/15/58†	160,575
1,500,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A3, 3.35%, due 09/15/57	1,521,011
1,500,000	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2, 2.40%, due 08/15/49	1,410,985
3,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3, 2.64%, due 11/15/49	2,852,868
1,380,000	WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.90%, due 06/15/44† 144A	1,515,150
1,462,000	WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class A4, 3.20%, due 03/15/48	1,498,917

		80,947,510

	Mortgage Backed Securities - U.S. Government Agency Obligations — 23.6%

769,819	FHLMC, Pool # J26100, 3.00%, due 10/01/28	791,666
665,617	FHLMC, Pool # V60565, 3.00%, due 06/01/29	684,636
1,388,430	FHLMC, Pool # V60603, 3.00%, due 09/01/29	1,427,448
1,532,247	FHLMC, Pool # V60599, 3.00%, due 09/01/29	1,576,054
3,380,640	FHLMC, Pool # G60039, 3.00%, due 04/01/43	3,380,319
311,870	FHLMC, Pool # J16432, 3.50%, due 08/01/26	327,187
328,022	FHLMC, Pool # J17763, 3.50%, due 01/01/27	344,132
356,196	FHLMC, Pool # Q11218, 3.50%, due 09/01/42	367,093
678,019	FHLMC, Pool # Q12052, 3.50%, due 10/01/42	696,644
1,345,480	FHLMC, Pool # Q12862, 3.50%, due 11/01/42	1,386,516
632,298	FHLMC, Pool # Q17792, 3.50%, due 05/01/43	651,183
2,470,442	FHLMC, Pool # G60059, 3.50%, due 02/01/44	2,544,031
4,278,643	FHLMC, Pool # Q36965, 3.50%, due 10/01/45	4,399,161
1,184,015	FHLMC, Pool # V82084, 3.50%, due 12/01/45	1,213,785
2,219,635	FHLMC, Pool # V82515, 3.50%, due 06/01/46	2,278,290
2,860,739	FHLMC, Pool # Q41917, 3.50%, due 07/01/46	2,937,486
2,854,425	FHLMC, Pool # Q41918, 3.50%, due 07/01/46	2,930,308
689,785	FHLMC, Pool # G14919, 4.00%, due 06/01/26	726,041
489,152	FHLMC, Pool # G14678, 4.00%, due 12/01/26	514,918
569,958	FHLMC, Pool # G30700, 4.00%, due 04/01/34	605,647
1,151,155	FHLMC, Pool # A93231, 4.00%, due 08/01/40	1,215,410
875,917	FHLMC, Pool # G06231, 4.00%, due 12/01/40	922,840
631,090	FHLMC, Pool # A96970, 4.00%, due 02/01/41	666,526
2,092,273	FHLMC, Pool # Q04020, 4.00%, due 10/01/41	2,210,327
1,972,753	FHLMC, Pool # Q36815, 4.00%, due 10/01/45	2,074,262
1,224,448	FHLMC, Pool # G08672, 4.00%, due 10/01/45	1,287,224
960,540	FHLMC, Pool # A89870, 4.50%, due 11/01/39	1,034,333
1,095,442	FHLMC, Pool # Q02552, 4.50%, due 08/01/41	1,178,740
162,736	FHLMC, Pool # G07515, 4.50%, due 09/01/41	175,603

68	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

677,416	FHLMC, Pool # G08568, 4.50%, due 01/01/44	727,443
2,147,593	FHLMC, Pool # G60700, 4.50%, due 09/01/45	2,325,172
933,841	FHLMC, Pool # G07021, 5.00%, due 09/01/39	1,017,133
2,913,095	FHLMC, Pool # G60564, 5.00%, due 02/01/42	3,174,352
273,902	FHLMC, Pool # G01749, 5.50%, due 01/01/35	308,139
256,256	FHLMC, Pool # G06875, 5.50%, due 12/01/38	287,307
481,934	FHLMC, Pool # G06409, 6.00%, due 11/01/39	547,337
1,040,308	FHLMC, Series 4532, Class YA, 3.50%, due 10/15/41	1,071,385
1,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K033, Class A2, 3.06%, due 07/25/23†	1,033,584
2,100,000	FHLMC Multifamily Structured Pass Through Certificates, Series K044, Class A2, 2.81%, due 01/25/25	2,109,647
1,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class A2, 3.00%, due 12/25/25	1,011,285
600,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS03, Class A4, 3.16%, due 05/25/25†	608,190
34,492,579	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K006, Class AX1, 0.99%, due 01/25/20†	865,646
25,158,803	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K007, Class X1, 1.12%, due 04/25/20†	658,283
27,718,434	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K025, Class X1, 0.88%, due 10/25/22†	1,145,345
158,396	FHLMC Reference REMIC, Series R007, Class ZA, 6.00%, due 05/15/36	178,090
1,019,114	FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1, 1.66%, due 10/25/27†	1,019,877
250,000	FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 2.61%, due 10/25/27†	253,677
45,817	FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M1, 2.11%, due 04/25/28†	45,840
553,314	FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1, 2.21%, due 07/25/28†	555,410
655,000	FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2, 2.76%, due 12/25/28†	661,426
250,000	FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2, 3.01%, due 11/25/28†	255,261
480,000	FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M2, 2.06%, due 04/25/29†	476,846
2,000,000	FHLMC TBA, 2.50%, due 12/31/28	2,003,750
1,000,000	FHLMC TBA, 3.00%, due 07/31/44	993,053
1,500,000	FHLMC TBA, 4.00%, due 12/31/42	1,575,615
500,000	FHLMC TBA, 4.50%, due 12/31/39	536,765
393,265	FNMA, Pool # AS7693, 2.00%, due 08/01/31	383,402
716,944	FNMA, Pool # AO7971, 2.50%, due 06/01/27	719,362
1,096,488	FNMA, Pool # AB6212, 3.00%, due 09/01/42	1,096,517
662,313	FNMA, Pool # AQ7923, 3.00%, due 12/01/42	662,331
1,504,785	FNMA, Pool # AB7505, 3.00%, due 01/01/43	1,504,827
1,165,158	FNMA, Pool # AR2001, 3.00%, due 02/01/43	1,165,191
1,155,190	FNMA, Pool # AT0232, 3.00%, due 03/01/43	1,155,223
2,138,231	FNMA, Pool # AB9659, 3.00%, due 06/01/43	2,138,290

See accompanying Notes to the Schedule of Investments.	69

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

1,610,701	FNMA, Pool # AU1292, 3.00%, due 07/01/43	1,610,745
56,563	FNMA, Pool # AX6719, 3.00%, due 12/01/44	56,270
188,457	FNMA, Pool # AY7121, 3.00%, due 04/01/45	187,555
969,857	FNMA, Pool # AZ0611, 3.00%, due 04/01/45	964,840
679,593	FNMA, Pool # AX3719, 3.50%, due 07/01/27	709,922
1,211,722	FNMA, Pool # MA2164, 3.50%, due 02/01/35	1,259,459
1,318,479	FNMA, Pool # AJ9278, 3.50%, due 12/01/41	1,359,984
2,104,432	FNMA, Pool # AL1895, 3.50%, due 06/01/42	2,171,260
4,440,845	FNMA, Pool # AO4134, 3.50%, due 06/01/42	4,581,852
1,162,906	FNMA, Pool # AP2422, 3.50%, due 08/01/42	1,199,267
2,380,807	FNMA, Pool # AB6022, 3.50%, due 08/01/42	2,455,117
1,729,321	FNMA, Pool # AB6802, 3.50%, due 11/01/42	1,783,820
1,097,089	FNMA, Pool # AL3000, 3.50%, due 12/01/42	1,131,309
1,459,099	FNMA, Pool # AL3316, 3.50%, due 03/01/43	1,504,228
2,557,856	FNMA, Pool # AL3873, 3.50%, due 07/01/43	2,637,345
1,412,137	FNMA, Pool # AY5617, 3.50%, due 06/01/45	1,448,984
4,990,955	FNMA, Pool # AL7594, 3.50%, due 08/01/45	5,133,780
3,073,636	FNMA, Pool # AZ4775, 3.50%, due 10/01/45	3,153,370
459,343	FNMA, Pool # AZ3743, 3.50%, due 11/01/45	471,350
952,631	FNMA, Pool # AS6452, 3.50%, due 01/01/46	977,479
1,556,340	FNMA, Pool # AS7594, 3.50%, due 07/01/46	1,598,952
894,843	FNMA, Pool # AL7359, 4.00%, due 05/01/29	945,197
1,603,734	FNMA, Pool # MA1689, 4.00%, due 12/01/33	1,702,925
1,891,276	FNMA, Pool # 725331, 4.00%, due 01/01/34	2,008,868
698,699	FNMA, Pool # MA2019, 4.00%, due 09/01/34	741,955
2,054,554	FNMA, Pool # AL6663, 4.00%, due 03/01/39	2,171,433
1,835,182	FNMA, Pool # AE0113, 4.00%, due 07/01/40	1,931,720
803,623	FNMA, Pool # 932807, 4.00%, due 09/01/40	845,101
437,092	FNMA, Pool # AE7685, 4.00%, due 10/01/40	459,652
1,934,412	FNMA, Pool # AH4404, 4.00%, due 01/01/41	2,043,193
767,071	FNMA, Pool # AJ9317, 4.00%, due 01/01/42	808,611
296,902	FNMA, Pool # AO4109, 4.00%, due 06/01/42	313,296
7,867,184	FNMA, Pool # AL2598, 4.00%, due 10/01/42	8,301,594
391,154	FNMA, Pool # AB9383, 4.00%, due 05/01/43	414,286
3,964,351	FNMA, Pool # AS2703, 4.00%, due 06/01/44	4,182,201
1,714,948	FNMA, Pool # AL8191, 4.00%, due 12/01/45	1,811,686
486,941	FNMA, Pool # AS6286, 4.00%, due 12/01/45	512,418
1,468,214	FNMA, Pool # AS6304, 4.00%, due 12/01/45	1,545,050
1,276,571	FNMA, Pool # BC2494, 4.00%, due 03/01/46	1,351,955
1,698,147	FNMA, Pool # MA2653, 4.00%, due 06/01/46	1,787,683
982,406	FNMA, Pool # 995243, 4.50%, due 08/01/38	1,058,090
871,303	FNMA, Pool # AD9153, 4.50%, due 08/01/40	937,537
1,331,931	FNMA, Pool # AL0215, 4.50%, due 04/01/41**	1,438,987
1,767,840	FNMA, Pool # AL6301, 4.50%, due 06/01/42	1,906,557
3,509,230	FNMA, Pool # AS3881, 4.50%, due 11/01/44	3,775,992
2,518,124	FNMA, Pool # 254903, 5.00%, due 10/01/33	2,759,248
1,015,604	FNMA, Pool # 725027, 5.00%, due 11/01/33	1,116,152
914,552	FNMA, Pool # 889834, 5.00%, due 12/01/35	1,014,646
834,000	FNMA, Pool # 745148, 5.00%, due 01/01/36	911,783

70	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

646,399	FNMA, Pool # 995245, 5.00%, due 01/01/39	704,127
288,758	FNMA, Pool # AI1892, 5.00%, due 05/01/41	318,266
919,411	FNMA, Pool # AI1971, 5.00%, due 05/01/41	1,005,583
2,155,463	FNMA, Pool # AL0761, 5.00%, due 09/01/41	2,365,857
725,935	FNMA, Pool # AL5955, 5.00%, due 01/01/42	794,158
933,420	FNMA, Pool # AL6839, 5.00%, due 04/01/42	1,024,967
593,892	FNMA, Pool # AL5788, 5.00%, due 05/01/42	650,516
6,440	FNMA, Pool # 254548, 5.50%, due 12/01/32	7,227
522,806	FNMA, Pool # 704235, 5.50%, due 05/01/33	582,068
79,657	FNMA, Pool # 990906, 5.50%, due 10/01/35	89,423
433,813	FNMA, Pool # 849077, 5.50%, due 01/01/36	485,947
845,420	FNMA, Pool # 983471, 5.50%, due 05/01/38	941,814
963,793	FNMA, Pool # 985184, 5.50%, due 08/01/38	1,076,340
527,929	FNMA, Pool # AE0469, 6.00%, due 12/01/39	599,116
1,352,303	FNMA, Series 2011-59, Class NZ, 5.50%, due 07/25/41	1,546,902
74,309	FNMA, Series 2012-28, Class B, 6.50%, due 06/25/39	82,000
272,607	FNMA Connecticut Avenue Securities, Series 2014-C04, Class 1M1, 2.71%, due 11/25/24†	273,202
62,951	FNMA Connecticut Avenue Securities, Series 2015-C02, Class 1M1, 1.91%, due 05/25/25†	62,963
303,077	FNMA Connecticut Avenue Securities, Series 2016-C02, Class 1M1, 2.91%, due 09/25/28†	306,295
427,850	FNMA Connecticut Avenue Securities, Series 2016-C03, Class 2M1, 2.96%, due 10/25/28†	432,368
361,165	FNMA Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 2.21%, due 01/25/29†	363,563
1,000,000	FNMA TBA, 2.50%, due 03/03/29	1,001,660
1,000,000	FNMA TBA, 2.50%, due 08/31/43	951,428
2,000,000	FNMA TBA, 3.50%, due 12/31/43	2,050,000
3,500,000	FNMA TBA, 4.00%, due 12/01/42	3,679,854
500,000	FNMA TBA, Pool # 018718, 4.50%, due 07/01/40	537,871
1,200,000	FNMA-ACES, Series 2014-M4, Class A2, 3.35%, due 03/25/24†	1,240,665
900,000	FNMA-ACES, Series 2014-M4, Class AB2, 3.21%, due 03/25/24	914,121
1,700,000	FNMA-ACES, Series 2015-M10, Class A2, 3.09%, due 04/25/27†	1,709,687
1,300,000	FNMA-ACES, Series 2015-M8, Class AB2, 2.83%, due 01/25/25†	1,292,716
500,000	FNMA-ACES, Series 2016-M7, Class AB2, 2.38%, due 09/25/26	465,223
77,565	GNMA, Pool # 783637, 3.00%, due 06/20/42	78,892
113,035	GNMA, Pool # MA0624, 3.00%, due 12/20/42	114,969
292,696	GNMA, Pool # MA0698, 3.00%, due 01/20/43	297,703
1,004,245	GNMA, Pool # MA0851, 3.00%, due 03/20/43	1,021,424
172,164	GNMA, Pool # MA1156, 3.00%, due 07/20/43	175,109
237,274	GNMA, Pool # MA1599, 3.00%, due 01/20/44	241,333
1,465,338	GNMA, Pool # MA3873, 3.00%, due 08/20/46	1,486,264
1,356,858	GNMA, Pool # MA2754, 3.50%, due 04/20/45	1,412,336
673,757	GNMA, Pool # 004833, 4.00%, due 10/20/40	722,948
573,220	GNMA, Pool # 004977, 4.00%, due 03/20/41	611,656
593,074	GNMA, Pool # 004636, 4.50%, due 02/20/40	639,477
109,802	GNMA, Pool # 004678, 4.50%, due 04/20/40	118,756
1,553,003	GNMA, Pool # 004978, 4.50%, due 03/20/41	1,674,529

See accompanying Notes to the Schedule of Investments.	71

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

2,473,941	GNMA, Pool # 005055, 4.50%, due 05/20/41	2,667,539
337,447	GNMA, Pool # 005334, 5.00%, due 03/20/42	376,061
3,000,000	GNMA TBA, 3.00%, due 12/31/44	3,037,793
4,000,000	GNMA TBA, 3.50%, due 07/01/44	4,158,359
500,000	GNMA TBA, 4.00%, due 10/01/43	531,025

		206,935,615

	Municipal Obligations — 1.2%

60,000	Alabama Economic Settlement Authority, 4.26%, due 09/15/32	61,457
300,000	California Bay Area Toll Authority, 6.26%, due 04/01/49	408,657
170,000	California Educational Facilities Authority, 5.00%, due 06/01/46	216,587
245,000	Central Puget Sound Regional Transit Authority, 5.00%, due 11/01/46	310,650
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14#	91,148
490,000	District of Columbia Water & Sewer Authority, 5.52%, due 10/01/44	595,365
900,000	Energy Northwest, 2.80%, due 07/01/21	916,740
1,150,000	New Jersey Economic Development Authority, 2.76%, due 02/15/19‡‡	1,085,462
2,049,000	New Jersey Economic Development Authority, 3.21%, due 02/15/20‡‡	1,859,550
1,350,000	State Board of Administration Finance Corp., 2.64%, due 07/01/21	1,360,503
1,200,000	State of California General Obligation, 7.50%, due 04/01/34	1,697,400
1,000,000	State of California General Obligation, 7.55%, due 04/01/39	1,480,650

		10,084,169

	Sovereign Debt Obligations — 0.9%

275,000	Argentine Republic Government International Bond, 7.50%, due 04/22/26 144A	289,437
400,000	Belgium Government International Bond, Reg S, 1.13%, due 08/03/19‡‡‡ 144A	394,254
350,000	Colombia Government International Bond, 4.38%, due 07/12/21‡	367,500
1,005,000	Hashemite Kingdom of Jordan Government AID Bond, 2.58%, due 06/30/22	1,023,623
600,000	Hashemite Kingdom of Jordan Government AID Bond, 3.00%, due 06/30/25	613,167
812,000	Hungary Government International Bond, 5.75%, due 11/22/23	901,909
144,000	Hungary Government International Bond, 7.63%, due 03/29/41	201,996
720,000	Indonesia Government International Bond, 5.88%, due 01/15/24 144A	796,179
200,000	Japan Bank for International Corp., 1.50%, due 07/21/21	191,881
200,000	Japan Finance Organization for Municipalities, 2.13%, due 04/13/21 144A	195,741
400,000	Japan Finance Organization for Municipalities, 2.13%, due 10/25/23 144A	380,871
340,000	Mexico Government International Bond (MTN), 4.75%, due 03/08/44	310,012
200,000	Panama Government International Bond, 3.75%, due 03/16/25	199,000
200,000	Panama Government International Bond, 4.00%, due 09/22/24	204,500
400,000	Province of Alberta Canada, 1.90%, due 12/06/19	400,782
100,000	Province of Manitoba Canada, 2.13%, due 06/22/26	93,403
300,000	Provincia de Buenos Aires, 7.88%, due 06/15/27 144A	296,610
150,000	Romanian Government International Bond, Reg S, 6.13%, due 01/22/44‡‡‡	175,669
310,000	Saudi Government International Bond, 2.38%, due 10/26/21 144A	301,283
200,000	Tunisia Government AID Bonds, 1.42%, due 08/05/21	194,328
400,000	Turkey Government International Bond, 7.00%, due 06/05/20	430,495
200,000	Ukraine Government AID Bonds, 1.47%, due 09/29/21	195,999

		8,158,639

72	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	U.S. Government and Agency Obligations — 11.3%

2,300,000	FNMA, 1.93%, due 10/09/19‡‡	2,181,994
400,000	Resolution Funding Corp. STRIPS, (PO), 3.96%, due 01/15/30‡‡	261,959
140,000	Resolution Funding Corp. STRIPS, (PO), 3.99%, due 04/15/30‡‡	90,845
45,000	Tennessee Valley Authority, 7.13%, due 05/01/30	64,195
14,419,000	U.S. Treasury Bond, 2.25%, due 08/15/46	12,124,360
275,000	U.S. Treasury Bond, 2.50%, due 02/15/45	245,024
2,773,000	U.S. Treasury Bond, 2.50%, due 05/15/46	2,464,396
4,295,000	U.S. Treasury Bond, 2.75%, due 11/15/42	4,057,770
380,000	U.S. Treasury Bond, 2.88%, due 11/15/46	366,945
10,876,000	U.S. Treasury Bond, 3.00%, due 05/15/45	10,731,762
1,789,000	U.S. Treasury Bond, 3.63%, due 08/15/43	1,984,357
9,399,000	U.S. Treasury Bond, 4.50%, due 02/15/36	11,896,164
15,000	U.S. Treasury Bond, 8.13%, due 08/15/21	19,109
2,650,050	U.S. Treasury Inflation Indexed Note, 0.38%, due 07/15/25	2,637,131
8,210,000	U.S. Treasury Note, 0.75%, due 08/15/19	8,084,929
3,240,000	U.S. Treasury Note, 0.88%, due 09/15/19	3,197,731
2,145,000	U.S. Treasury Note, 1.00%, due 10/15/19	2,122,336
12,197,000	U.S. Treasury Note, 1.13%, due 09/30/21	11,765,348
1,268,000	U.S. Treasury Note, 1.25%, due 03/31/21	1,238,901
4,335,000	U.S. Treasury Note, 1.38%, due 12/15/19	4,324,839
460,000	U.S. Treasury Note, 1.38%, due 04/30/21	451,312
2,335,000	U.S. Treasury Note, 1.63%, due 07/31/19	2,351,737
970,000	U.S. Treasury Note, 1.63%, due 04/30/23	938,324
3,581,000	U.S. Treasury Note, 1.63%, due 02/15/26	3,346,627
5,413,000	U.S. Treasury Note, 2.00%, due 11/15/26	5,208,849
6,450,000	U.S. Treasury Note, 2.13%, due 09/30/21	6,508,327
395,000	U.S. Treasury Note, 2.13%, due 11/30/23	392,431
420,000	U.S. Treasury Note, 2.25%, due 12/31/23	418,999

		99,476,701

	TOTAL DEBT OBLIGATIONS (COST $871,269,195)	861,453,589

	Short-Term Investments — 4.7%

	Bank Deposit — 3.0%

26,595,665	State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/03/17	26,595,665

	TOTAL BANK DEPOSITS (COST $26,595,665)	26,595,665

	Securities Lending Collateral — 1.2%

10,888,040	State Street Institutional U.S. Government Money Market Fund, Premier Class***	10,888,040

	TOTAL SECURITIES LENDING COLLATERAL (COST $10,888,040)	10,888,040

See accompanying Notes to the Schedule of Investments.	73

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	U.S. Government and Agency Obligations — 0.5%

4,173,000	United States Treasury Bill, 0.45%, due 03/09/17‡‡	4,169,449

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $4,168,954)	4,169,449

	TOTAL SHORT-TERM INVESTMENTS (COST $41,652,659)	41,653,154

	TOTAL INVESTMENTS — 102.8% (Cost $912,921,854)	903,106,743

	Other Assets and Liabilities (net) — (2.8)%	(24,538,694)

	NET ASSETS — 100.0%	$878,568,049

74	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Notes to Schedule of Investments:

ACES — Alternative Credit Enhancement Securities

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only

MTN — Medium Term Note

PO — Principal Only

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

TBA — To Be Announced

#	Year of maturity is greater than 2100.

**	All or a portion of this security is held for open futures collateral.

***	Represents an investment of securities lending cash collateral.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $572 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2016 was $1,565,555.

¤	Illiquid security. The total market value of the securities at period end is $22,136,159 which represents 2.5% of net assets. The aggregate tax cost of these securities held at December 31, 2016 was $22,178,115.

†	Floating rate note. Rate shown is as of December 31, 2016.

††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

†††	Security is currently in default.

†††††	Security is perpetual and has no stated maturity date.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $165,589,973 which represents 18.9% of net assets.

See accompanying Notes to the Schedule of Investments.	75

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
224	U.S. Treasury Note 2-Year	March 2017	$48,538,000	$8,622
292	U.S. Treasury Note 5-Year	March 2017	34,357,906	(51,628)
120	U.S. Treasury Note 10-Year	March 2017	14,913,750	(21,467)
124	U.S. Ultra Bond	March 2017	19,871,000	(143,032)

				$(207,505)

Sales
52	U.S. Long Bond	March 2017	$7,834,125	$2,870

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation)
Receive	3-Month USD LIBOR	2.57%	09/08/24	$1,600,000	$(42,683)
Receive	3-Month USD LIBOR	1.74%	12/31/21	2,120,000	22,721
Receive	3-Month USD LIBOR	2.22%	05/31/22	2,480,000	(26,981)
Receive	3-Month USD LIBOR	2.21%	01/08/26	7,920,000	47,001
Receive	3-Month USD LIBOR	1.98%	11/30/22	1,800,000	7,534
Receive	3-Month USD LIBOR	1.50%	12/31/22	250,000	8,133
Receive	3-Month USD LIBOR	1.85%	11/30/22	3,845,000	44,827
Receive	3-Month USD LIBOR	1.20%	05/31/23	1,170,000	64,178
Receive	3-Month USD LIBOR	1.87%	11/15/41	625,000	83,110
Pay	3-Month USD LIBOR	2.73%	05/15/37	595,000	13,685
Receive	Overnight Federal Funds Effective Rate (12M)	0.54%	09/09/17	35,205,000	44,217
Receive	3-Month USD LIBOR	1.41%	12/31/22	1,400,000	52,458
Receive	Overnight Federal Funds Effective Rate (12M)	0.90%	08/19/23	1,745,000	92,332
Receive	Overnight Federal Funds Effective Rate (12M)	0.61%	10/18/17	29,950,000	44,065
Receive	Overnight Federal Funds Effective Rate (12M)	1.07%	10/27/23	2,540,000	81,391
Pay	Interbank Equilibrium Interest Rate	6.01%	08/19/24	MXN 25,050,000	(125,529)
Receive	Overnight Federal Funds Effective Rate (12M)	0.63%	11/09/17	16,645,000	25,985
					$436,444

76	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Centrally Cleared Interest Rate (Basis) Swaps

Fund Pays	Fund Receives	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation)
3-Month USD LIBOR	Overnight Federal Funds Effective Rate (3M)	08/02/23	$2,315,000	$8,641
3-Month USD LIBOR	Overnight Federal Funds Effective Rate (3M)	08/03/23	900,000	3,507
3-Month USD LIBOR	Overnight Federal Funds Effective Rate (3M)	08/02/23	3,435,000	11,927

				$24,075

Centrally Cleared Credit Default Swaps (See Note 2(a))

Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
$17,000,000	06/20/20	$29,718

Currency Abbreviations

MXN	— Mexican Peso

See accompanying Notes to the Schedule of Investments.	77

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	98.1
Swaps	0.0
Futures Contracts	(0.0)
Short-Term Investments	4.7
Other Assets and Liabilities (net)	(2.8)

100.0%

78	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value**		Description	Value ($)

		DEBT OBLIGATIONS — 96.1%

		Corporate Debt — 50.9%

2,000,000		1011778 BC ULC/New Red Finance, Inc., 6.00%, due 04/01/22 144A	2,095,000
2,500,000		24 Hour Holdings III LLC, 8.00%, due 06/01/22‡ 144A	2,137,500
2,500,000		Acosta, Inc., 7.75%, due 10/01/22 144A	2,112,500
800,000	EUR	Adient Global Holdings, Ltd., 3.50%, due 08/15/24 144A	857,638
700,000		AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.25%, due 07/01/20	721,000
1,600,000		AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 5.00%, due 10/01/21	1,686,000
1,200,000		Alere, Inc., 6.50%, due 06/15/20‡	1,188,000
2,500,000		Allison Transmission, Inc., 5.00%, due 10/01/24 144A	2,531,250
3,300,000		Altice US Finance I Corp., 5.50%, due 05/15/26 144A	3,374,250
2,000,000		AMC Networks, Inc., 5.00%, due 04/01/24	2,017,500
10,540,000	MXN	America Movil SAB de CV, 7.13%, due 12/09/24	469,661
2,500,000		ArcelorMittal, 6.50%, due 03/01/21‡	2,750,000
2,500,000		Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.00%, due 06/30/21‡ 144A	2,553,125
500,000		Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 7.25%, due 05/15/24 144A	528,750
2,000,000		Axalta Coating Systems LLC, 4.88%, due 08/15/24 144A	2,005,000
1,700,000	EUR	Ball Corp., 4.38%, due 12/15/23	1,989,883
2,500,000		Bank of America Corp., Series M, 8.13%† ††††† ‡	2,600,000
1,000,000		Barminco Finance Pty, Ltd., 9.00%, due 06/01/18‡ 144A	1,032,500
1,800,000		Beazer Homes USA, Inc., 8.75%, due 03/15/22 144A	1,948,500
1,558,000		Blackboard, Inc., 9.75%, due 10/15/21 144A	1,604,740
2,000,000		BMC Software Finance, Inc., 8.13%, due 07/15/21 144A	1,878,750
1,800,000		BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, due 04/15/22†††	1,287,000
15,000		California Resources Corp., 5.50%, due 09/15/21	11,850
36,000		California Resources Corp., 6.00%, due 11/15/24‡	26,460
1,293,000		California Resources Corp., 8.00%, due 12/15/22 144A	1,157,235
2,500,000		Calpine Corp., 5.75%, due 01/15/25	2,425,000
1,000,000		Calpine Corp., 6.00%, due 01/15/22 144A	1,048,750
500,000		Calumet Specialty Products Partners, LP/Calumet Finance Corp., 11.50%, due 01/15/21 144A	573,750
2,000,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, due 09/30/22	2,075,000
1,400,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, due 02/15/26 144A	1,452,500
2,200,000		Cemex Finance LLC, 6.00%, due 04/01/24‡ 144A	2,266,000
800,000		Cemex Finance LLC, 9.38%, due 10/12/22 144A	874,000
1,500,000		Centene Corp., 4.75%, due 05/15/22	1,522,500
2,700,000		CenturyLink, Inc., 6.75%, due 12/01/23	2,770,875
1,200,000	EUR	CeramTec Group GmbH, 8.25%, due 08/15/21 144A	1,353,489
1,100,000		CGG SA, 6.50%, due 06/01/21	511,500
1,100,700		CHC Helicopter SA, 9.25%, due 10/15/20†††	528,336
325,000		CHC Helicopter SA, 9.38%, due 06/01/21†††	112,125
2,200,000	EUR	Chemours Co. (The), 6.13%, due 05/15/23	2,320,475
1,600,000		Cheniere Corpus Christi Holdings LLC, 5.88%, due 03/31/25 144A	1,638,496
900,000		Cheniere Corpus Christi Holdings LLC, 7.00%, due 06/30/24 144A	978,750
3,000,000		CHS/Community Health Systems, Inc., 6.88%, due 02/01/22	2,100,000
3,500,000		CIT Group, Inc., 5.00%, due 08/01/23	3,622,500
2,000,000		Citigroup, Inc., 6.30%† †††††	1,985,500
200,000		Clear Channel Worldwide Holdings, Inc., 6.50%, due 11/15/22	205,500

See accompanying Notes to the Schedule of Investments.	79

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

800,000		Clear Channel Worldwide Holdings, Inc., 7.63%, due 03/15/20	802,496
2,400,000		Cloud Crane LLC, 10.13%, due 08/01/24 144A	2,574,000
1,500,000		CNH Industrial Capital LLC, 3.88%, due 10/15/21	1,479,375
2,500,000		CommScope Technologies Finance LLC, 6.00%, due 06/15/25 144A	2,662,500
2,500,000		Concordia Healthcare Corp., 7.00%, due 04/15/23 ‡ 144A	800,000
300,000		Concordia International Corp., 9.00%, due 04/01/22 ‡ 144A	255,375
1,000,000		CONSOL Energy, Inc., 5.88%, due 04/15/22	985,000
900,000		CONSOL Energy, Inc., 8.00%, due 04/01/23	928,125
2,400,000		Cortes NP Acquisition Corp., 9.25%, due 10/15/24 144A	2,556,000
1,300,000	EUR	Cott Corp., 5.50%, due 07/01/24 144A	1,458,073
1,500,000		Crestwood Midstream Partners, LP/Crestwood Midstream Finance Corp., 6.25%, due 04/01/23	1,537,500
500,000		CSC Holdings LLC, 6.75%, due 11/15/21	538,750
2,000,000		CSC Holdings LLC, 10.88%, due 10/15/25 144A	2,385,000
300,000		CSI Compressco, LP/Compressco Finance, Inc., 7.25%, due 08/15/22	285,000
2,000,000		CVR Partners, LP/CVR Nitrogen Finance Corp., 9.25%, due 06/15/23‡ 144A	2,067,500
2,500,000		DaVita, Inc., 5.13%, due 07/15/24	2,498,438
300,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.88%, due 06/15/21 144A	319,289
300,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.13%, due 06/15/24 144A	333,241
1,000,000		Digicel Group, Ltd., 7.13%, due 04/01/22 144A	780,740
1,500,000		Digicel, Ltd., 6.00%, due 04/15/21 144A	1,364,205
1,800,000		DISH DBS Corp., 5.00%, due 03/15/23	1,795,500
700,000		DISH DBS Corp., 5.88%, due 11/15/24	722,925
2,000,000		Dynegy, Inc., 7.63%, due 11/01/24‡	1,855,000
1,900,000		Dynegy, Inc., 8.00%, due 01/15/25 144A	1,790,750
900,000	EUR	Edcon, Ltd., 9.50%, due 03/01/18 144A	156,630
800,000		Eldorado Gold Corp., 6.13%, due 12/15/20 144A	816,000
500,000		Endo, Ltd./Endo Finance LLC/Endo Finco, Inc., 6.00%, due 07/15/23 144A	440,625
1,000,000		Endo, Ltd./Endo Finance LLC/Endo Finco, Inc., 6.50%, due 02/01/25 144A	842,500
2,500,000		Energy Transfer Equity, LP, 7.50%, due 10/15/20	2,800,000
1,200,000		Energy XXI Gulf Coast, Inc., 6.88%, due 03/15/24†††	168,000
600,000		Energy XXI Gulf Coast, Inc., 11.00%, due 03/15/20†††	318,000
1,042,280		EnQuest Plc, Reg S, 7.00%, due 04/15/22‡‡‡ 144A	760,864
250,000		EPL Oil & Gas, Inc., 8.25%, due 02/15/18†††	46,875
500,000		Equinix, Inc., 4.88%, due 04/01/20	516,250
1,500,000		Equinix, Inc., 5.38%, due 04/01/23	1,563,750
100,000		Escrow GCB Penn Virginia Corp., 8.50%, due 05/01/20**** †††	—
9,280,000,000	IDR	European Investment Bank, Reg S, 6.95%, due 02/06/20‡‡‡	654,714
24,240,000,000	IDR	European Investment Bank, Reg S, 7.20%, due 07/09/19‡‡‡	1,761,752
8,150,000	ZAR	European Investment Bank, Reg S, 8.50%, due 09/17/24‡‡‡	583,385
2,000,000		Ferrellgas, LP/Ferrellgas Finance Corp., 6.75%, due 06/15/23	1,975,000
2,500,000		Fiat Chrysler Automobiles NV, 4.50%, due 04/15/20‡	2,556,250
649,000,000	COP	Financiera de Desarrollo Territorial SA Findeter, Reg S, 7.88%, due 08/12/24‡‡‡	201,349
2,200,000		First Data Corp., 5.75%, due 01/15/24 144A	2,278,386
500,000		First Data Corp., 7.00%, due 12/01/23 144A	533,750
2,000,000		First Quantum Minerals, Ltd., 7.00%, due 02/15/21 144A	1,999,200
400,000	EUR	Galapagos Holding SA, 7.00%, due 06/15/22 144A	323,492
449,000	EUR	Galapagos SA/Luxembourg, 5.38%, due 06/15/21 144A	454,639
1,500,000		Goodyear Tire & Rubber Co. (The), 5.00%, due 05/31/26	1,496,910

80	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

1,000,000		Goodyear Tire & Rubber Co. (The), 5.13%, due 11/15/23	1,035,000
700,000		Grinding Media, Inc./MC Grinding Media Canada, Inc., 7.38%, due 12/15/23 144A	737,170
1,500,000	EUR	Hanesbrands Finance Luxembourg SCA, 3.50%, due 06/15/24 144A	1,658,858
1,600,000		Hanesbrands, Inc., 4.88%, due 05/15/26 144A	1,572,000
2,500,000		HCA, Inc., 5.00%, due 03/15/24	2,578,125
1,200,000		HCA, Inc., 5.88%, due 05/01/23	1,278,000
1,600,000		Hilton Domestic Operating Co., Inc., 4.25%, due 09/01/24 144A	1,560,000
2,000,000		Horizon Pharma Financing, Inc., 6.63%, due 05/01/23‡	1,915,000
400,000		Horizon Pharma, Inc./Horizon Pharma USA, Inc., 8.75%, due 11/01/24‡ 144A	407,000
700,000		HudBay Minerals, Inc., 7.63%, due 01/15/25 144A	729,316
500,000		Hughes Satellite Systems Corp., 6.63%, due 08/01/26 144A	503,750
1,000,000		iHeartCommunications, Inc., 9.00%, due 03/01/21‡	743,750
500,000		iHeartCommunications, Inc., 9.00%, due 09/15/22‡	369,375
2,000,000	EUR	Infor US, Inc., 5.75%, due 05/15/22	2,170,781
900,000		Infor US, Inc., 6.50%, due 05/15/22	942,750
700,000	EUR	Inovyn Finance Plc, 6.25%, due 05/15/21 144A	786,401
2,500,000		Intelsat Jackson Holdings SA, 5.50%, due 08/01/23	1,697,000
8,860,000,000	IDR	Inter-American Development Bank, 7.35%, due 09/12/18	645,766
2,500,000		InterGen NV, 7.00%, due 06/30/23 144A	2,237,500
2,000,000		International Game Technology Plc, 6.25%, due 02/15/22 144A	2,155,000
1,500,000		Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, due 11/15/21 144A	1,522,500
1,500,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, due 08/01/23 144A	1,608,750
2,000,000		JBS USA LUX SA/JBS USA Finance, Inc., 5.88%, due 07/15/24 144A	2,075,000
1,000,000		JPMorgan Chase & Co., 5.00%† ††††† ‡	998,750
1,500,000		JPMorgan Chase & Co., 6.00%† †††††	1,509,375
700,000		KB Home, 4.75%, due 05/15/19	717,500
1,000,000		KB Home, 7.50%, due 09/15/22	1,060,000
1,000,000		KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, due 06/01/24 144A	1,023,750
900,000		KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, due 06/01/26 144A	915,750
1,000,000		Lamb Weston Holdings, Inc., 4.63%, due 11/01/24 144A	1,005,000
1,000,000		Lamb Weston Holdings, Inc., 4.88%, due 11/01/26 144A	991,875
600,000	EUR	Lincoln Finance, Ltd., 6.88%, due 04/15/21 144A	689,901
1,380,000		Linn Energy LLC/Linn Energy Finance Corp., 12.00%, due 12/15/20††† 144A	1,210,950
900,000		Martin Midstream Partners, LP/Martin Midstream Finance Corp., 7.25%, due 02/15/21	893,250
500,000	EUR	Matterhorn Telecom Holding SA, 4.88%, due 05/01/23 144A	534,945
1,300,000	EUR	Matterhorn Telecom SA, 3.88%, due 05/01/22 144A	1,420,674
600,000		Microsemi Corp., 9.13%, due 04/15/23 144A	702,000
1,000,000		Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 9.25%, due 06/01/21**** ¤	—
2,500,000		Millicom International Cellular SA, 6.63%, due 10/15/21 144A	2,633,200
400,000		MPH Acquisition Holdings LLC, 7.13%, due 06/01/24 144A	422,040
1,000,000		MPT Operating Partnership, LP/MPT Finance Corp. REIT, 5.25%, due 08/01/26	982,500
600,000		MSCI, Inc., 4.75%, due 08/01/26 144A	598,500
800,000		Murray Energy Corp., 11.25%, due 04/15/21 144A	624,000
800,000		Navient Corp., 6.63%, due 07/26/21	848,000
2,500,000		Navient Corp., 7.25%, due 09/25/23	2,575,000

See accompanying Notes to the Schedule of Investments.	81

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

2,500,000		Netflix, Inc., 5.88%, due 02/15/25	2,703,125
1,700,000	EUR	NEW Areva Holding SA, Reg S, 3.13%, due 03/20/23‡‡‡	1,733,644
700,000		Nexstar Escrow Corp., 5.63%, due 08/01/24 144A	696,500
1,500,000		NOVA Chemicals Corp., 5.00%, due 05/01/25 144A	1,473,285
700,000		Novelis Corp., 5.88%, due 09/30/26 144A	708,750
1,400,000		Novelis Corp., 6.25%, due 08/15/24 144A	1,487,500
2,000,000		NRG Yield Operating LLC, 5.38%, due 08/15/24‡	2,020,000
2,000,000		Owens-Brockway Glass Container, Inc., 5.00%, due 01/15/22‡ 144A	2,052,500
1,500,000		Petrobras Global Finance BV, 5.38%, due 01/27/21	1,470,750
24,750,000	MXN	Petroleos Mexicanos, Reg S, 7.19%, due 09/12/24‡‡‡‡	1,024,237
300,000		Platform Specialty Products Corp., 10.38%, due 05/01/21 144A	333,000
1,500,000		Post Holdings, Inc., 5.00%, due 08/15/26 144A	1,440,000
1,000,000	EUR	PSPC Escrow Corp., 6.00%, due 02/01/23 144A	1,063,800
2,000,000		PulteGroup, Inc., 5.00%, due 01/15/27‡	1,907,500
1,400,000		QEP Resources, Inc., 5.25%, due 05/01/23	1,410,500
2,000,000		Qorvo, Inc., 7.00%, due 12/01/25	2,225,000
1,000,000		Radio One, Inc., 9.25%, due 02/15/20 144A	912,500
1,000,000	EUR	Rain CII Carbon LLC/CII Carbon Corp., 8.50%, due 01/15/21 144A	1,052,113
400,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg), 5.13%, due 07/15/23 144A	409,000
700,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg), 5.75%, due 10/15/20	722,750
200,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg), 7.00%, due 07/15/24 144A	213,000
658,907		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg), 8.25%, due 02/15/21	680,516
2,000,000		Sabine Pass Liquefaction LLC, 5.00%, due 03/15/27 144A	2,025,000
500,000		Sabine Pass Liquefaction LLC, 5.63%, due 04/15/23	533,750
500,000		Sabine Pass Liquefaction LLC, 5.63%, due 03/01/25	536,875
1,000,000		Sanchez Energy Corp., 6.13%, due 01/15/23¤ ‡	955,000
1,300,000	EUR	Schoeller Allibert Group, 8.00%, due 10/01/21 144A	1,439,089
800,000	EUR	Sealed Air Corp., 4.50%, due 09/15/23 144A	921,852
600,000	EUR	SIG Combibloc Holdings SCA, 7.75%, due 02/15/23 144A	683,225
2,000,000		Sprint Communications, Inc., 6.00%, due 11/15/22	2,020,000
1,500,000		Sprint Corp., 7.13%, due 06/15/24	1,548,750
500,000		Sprint Corp., 7.63%, due 02/15/25‡	526,875
500,000		Sprint Corp., 7.88%, due 09/15/23	535,000
300,000		Steel Dynamics, Inc., 5.13%, due 10/01/21	314,382
1,000,000		Steel Dynamics, Inc., 5.50%, due 10/01/24	1,062,500
200,000		Stena International SA, 5.75%, due 03/01/24 144A	174,000
1,300,000		T-Mobile USA, Inc., 6.00%, due 04/15/24	1,373,125
1,000,000		T-Mobile USA, Inc., 6.13%, due 01/15/22	1,057,500
1,000,000		T-Mobile USA, Inc., 6.38%, due 03/01/25	1,071,250
2,600,000		Talen Energy Supply LLC, 6.50%, due 06/01/25‡	2,021,500
1,800,000		Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.63%, due 03/01/24 144A	1,827,000
1,000,000		Tenet Healthcare Corp., 5.00%, due 03/01/19	980,000
200,000		Tenet Healthcare Corp., 7.50%, due 01/01/22 144A	209,000
1,800,000		Tenet Healthcare Corp., 8.13%, due 04/01/22	1,707,300
1,200,000	GBP	Tesco Plc, 6.13%, due 02/24/22	1,688,471

82	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

2,000,000		Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, due 10/01/20¤ †††	30,000
1,000,000		TransDigm, Inc., 6.50%, due 07/15/24	1,051,250
1,800,000		TransDigm, Inc., 6.50%, due 05/15/25	1,892,250
2,880,000	ZAR	Transnet SOC, Ltd., Reg S, 9.50%, due 05/13/21‡‡‡	198,346
800,000		Triangle USA Petroleum Corp., 6.75%, due 07/15/22††† 144A	244,000
2,500,000		United Rentals North America, Inc., 5.88%, due 09/15/26	2,584,375
800,000	EUR	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, due 01/15/25 144A	881,771
810,000	EUR	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.75%, due 01/15/23 144A	917,330
500,000		Univar USA, Inc., 6.75%, due 07/15/23 144A	518,750
1,600,000	EUR	UPCB Finance IV, Ltd., 4.00%, due 01/15/27 144A	1,691,819
1,000,000		Valeant Pharmaceuticals International, Inc., 5.50%, due 03/01/23 144A	755,000
1,000,000		Valeant Pharmaceuticals International, Inc., 5.63%, due 12/01/21 144A	780,000
600,000		Valeant Pharmaceuticals International, Inc., 6.13%, due 04/15/25 144A	453,000
900,000		Valvoline, Inc., 5.50%, due 07/15/24 144A	933,750
450,000	GBP	Virgin Media Secured Finance Plc, 5.50%, due 01/15/25 144A	575,573
900,000	GBP	Virgin Media Secured Finance Plc, 6.00%, due 04/15/21 144A	1,162,684
900,000		Weatherford International, Ltd., 7.75%, due 06/15/21 ‡	912,375
1,100,000		Weatherford International, Ltd., 8.25%, due 06/15/23 ‡	1,122,000
2,500,000		Western Digital Corp., 10.50%, due 04/01/24 144A	2,962,500
1,200,000	EUR	Wind Acquisition Finance SA, 4.00%, due 07/15/20 144A	1,292,577
700,000	EUR	Wind Acquisition Finance SA, 7.00%, due 04/23/21 144A	770,553
1,349,000		WMG Acquisition Corp., 5.63%, due 04/15/22 144A	1,401,274
1,400,000		WPX Energy, Inc., 8.25%, due 08/01/23	1,571,500
1,200,000		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 03/01/25‡ 144A	1,193,400
1,300,000		Wynn Macau, Ltd., 5.25%, due 10/15/21‡ 144A	1,316,250
1,300,000	EUR	XPO Logistics, Inc., 5.75%, due 06/15/21 144A	1,459,708
1,200,000		XPO Logistics, Inc., 6.13%, due 09/01/23 144A	1,258,500
1,900,000	EUR	Ziggo Secured Finance BV, 4.25%, due 01/15/27 144A	2,006,690

			265,126,632

		Sovereign Debt Obligations — 45.2%

19,441,000	ARS	Argentine Republic Government International Bond, 15.50%, due 10/17/26	1,230,956
19,441,000	ARS	Argentine Republic Government International Bond, 16.00%, due 10/17/23	1,226,042
80,027,000	BRL	Brazil Letras do Tesouro Nacional, 10.65%, due 01/01/19‡‡	19,970,065
20,000,000	BRL	Brazil Letras do Tesouro Nacional, 10.83%, due 01/01/20‡‡	4,475,061
6,962,000	BRL	Brazil Letras do Tesouro Nacional, 11.06%, due 01/01/18‡‡	1,919,578
1,758,000	BRL	Brazil Notas do Tesouro Nacional Series B, 17.66%, due 05/15/35	1,657,338
462,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/19	139,801
24,783,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/21	7,352,046
9,814,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/23	2,844,492
12,255,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/25	3,500,919
1,505,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/27	426,868
7,264,900,000	COP	Colombian TES, 6.00%, due 04/28/28	2,197,470
11,344,500,000	COP	Colombian TES, 7.00%, due 05/04/22	3,852,164
845,000,000	COP	Colombian TES, 7.50%, due 08/26/26	290,599
2,113,000,000	COP	Colombian TES, 7.75%, due 09/18/30	733,267

See accompanying Notes to the Schedule of Investments.	83

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value**		Description	Value ($)

		Sovereign Debt Obligations — continued

19,103,900,000	COP	Colombian TES, 10.00%, due 07/24/24	7,527,999
8,395,800,000	COP	Colombian TES, 11.00%, due 07/24/20	3,193,833
327,600,000	HUF	Hungary Government Bond, 3.00%, due 06/26/24	1,143,508
162,580,000	HUF	Hungary Government Bond, 3.00%, due 10/27/27	546,835
44,848,000,000	IDR	Indonesia Treasury Bond, 5.63%, due 05/15/23	2,970,311
8,900,000,000	IDR	Indonesia Treasury Bond, 6.13%, due 05/15/28	563,731
15,988,000,000	IDR	Indonesia Treasury Bond, 6.63%, due 05/15/33	1,013,152
3,300,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 05/15/27	232,637
8,113,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 05/15/36	608,121
108,663,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/24	8,271,212
72,716,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 09/15/26	5,561,985
30,101,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/34	2,252,129
32,136,000,000	IDR	Indonesia Treasury Bond, 8.75%, due 05/15/31	2,488,468
33,162,000,000	IDR	Indonesia Treasury Bond, 9.00%, due 03/15/29	2,602,992
3,006,000,000	IDR	Indonesia Treasury Bond, 10.50%, due 08/15/30	263,332
645,000,000	IDR	Indonesia Treasury Bond, 12.80%, due 06/15/21	57,268
120,000	MYR	Malaysia Government Bond, 3.48%, due 03/15/23	25,678
1,497,000	MYR	Malaysia Government Bond, 3.49%, due 03/31/20	332,048
1,059,000	MYR	Malaysia Government Bond, 3.58%, due 09/28/18	235,839
35,132,000	MYR	Malaysia Government Bond, 3.62%, due 11/30/21	7,813,808
1,497,000	MYR	Malaysia Government Bond, 3.66%, due 10/15/20	333,581
9,476,000	MYR	Malaysia Government Bond, 3.76%, due 03/15/19	2,123,735
4,332,000	MYR	Malaysia Government Bond, 3.80%, due 08/17/23	948,713
999,000	MYR	Malaysia Government Bond, 3.89%, due 03/15/27	213,913
8,779,000	MYR	Malaysia Government Bond, 3.96%, due 09/15/25	1,899,117
4,915,000	MYR	Malaysia Government Bond, 4.07%, due 09/30/26	1,069,664
174,000	MYR	Malaysia Government Bond, 4.16%, due 07/15/21	39,459
16,055,000	MYR	Malaysia Government Bond, 4.18%, due 07/15/24	3,547,847
12,774,000	MYR	Malaysia Government Bond, 4.38%, due 11/29/19	2,906,065
1,068,000	MYR	Malaysia Government Bond, 4.39%, due 04/15/26	237,442
155,459,700	MXN	Mexican Bonos, 6.50%, due 06/10/21	7,365,220
57,523,800	MXN	Mexican Bonos, 6.50%, due 06/09/22	2,698,854
18,283,700	MXN	Mexican Bonos, 7.50%, due 06/03/27	884,822
30,204,200	MXN	Mexican Bonos, 7.75%, due 05/29/31	1,465,904
29,310,000	MXN	Mexican Bonos, 7.75%, due 11/23/34	1,413,591
25,260,000	MXN	Mexican Bonos, 8.00%, due 06/11/20	1,262,415
26,604,600	MXN	Mexican Bonos, 8.50%, due 12/13/18	1,329,322
7,197,300	MXN	Mexican Bonos, 8.50%, due 05/31/29	372,300
79,952,100	MXN	Mexican Bonos, 10.00%, due 12/05/24	4,497,324
31,694,900	MXN	Mexican Bonos, 10.00%, due 11/20/36	1,873,920
2,750,000	PEN	Peru Government Bond, 6.85%, due 02/12/42	795,696
7,150,000	PEN	Peru Government Bond, 6.90%, due 08/12/37	2,128,349
4,050,000	PEN	Peruvian Government International Bond, Reg S, 5.70%, due 08/12/24‡‡‡	1,193,561
5,543,000	PEN	Peruvian Government International Bond, Reg S, 6.35%, due 08/12/28‡‡‡	1,631,092
6,804,000	PEN	Peruvian Government International Bond, Reg S, 6.95%, due 08/12/31‡‡‡	2,073,413
1,937,000	PEN	Peruvian Government International Bond, Reg S, 7.84%, due 08/12/20‡‡‡	628,741
4,435,000	PEN	Peruvian Government International Bond, Reg S, 8.20%, due 08/12/26‡‡‡	1,494,510
25,000,000	PHP	Philippine Government International Bond, 6.25%, due 01/14/36	544,903
2,030,000	PLN	Poland Government Bond, 1.50%, due 04/25/20	470,942

84	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value**		Description	Value ($)

		Sovereign Debt Obligations — continued

1,488,000	PLN	Poland Government Bond, 1.75%, due 07/25/21	340,319
35,985,000	PLN	Poland Government Bond, 2.50%, due 07/25/26	7,846,908
1,197,000	PLN	Poland Government Bond, 2.50%, due 07/25/27	258,509
8,457,000	PLN	Poland Government Bond, 3.25%, due 07/25/25	1,989,683
12,850,000	PLN	Poland Government Bond, 5.25%, due 10/25/20	3,365,571
1,339,000	PLN	Poland Government Bond, 5.50%, due 10/25/19	348,166
9,965,000	RON	Romania Government Bond, 3.50%, due 12/19/22	2,369,762
8,550,000	RON	Romania Government Bond, 4.75%, due 02/24/25	2,161,979
1,650,000	RON	Romania Government Bond, 5.80%, due 07/26/27	452,500
9,090,000	RON	Romania Government Bond, 5.85%, due 04/26/23	2,438,335
33,000,000	RUB	Russian Federal Bond - OFZ, 5.00%, due 08/08/18††	523,028
83,002,000	RUB	Russian Federal Bond - OFZ, 6.20%, due 01/31/18	1,329,392
224,750,000	RUB	Russian Federal Bond - OFZ, 6.70%, due 05/15/19	3,586,059
6,960,000	RUB	Russian Federal Bond - OFZ, 7.50%, due 03/15/18	113,488
67,880,000	RUB	Russian Federal Bond - OFZ, 7.50%, due 02/27/19	1,102,059
97,406,000	RUB	Russian Federal Bond - OFZ, 7.75%, due 09/16/26	1,545,842
151,129,000	RUB	Russian Federal Bond - OFZ, 8.50%, due 09/17/31	2,496,991
20,000,000	RUB	Russian Foreign Bond - Eurobond, Reg S, 7.85%, due 03/10/18‡‡‡	324,851
19,712,709	ZAR	South Africa Government Bond, 6.75%, due 03/31/21	1,364,480
55,828,190	ZAR	South Africa Government Bond, 8.00%, due 01/31/30	3,677,610
82,221,611	ZAR	South Africa Government Bond, 8.25%, due 03/31/32	5,421,071
22,017,451	ZAR	South Africa Government Bond, 8.88%, due 02/28/35	1,511,920
21,391,449	ZAR	South Africa Government Bond, 10.50%, due 12/21/26	1,726,302
53,981,000	THB	Thailand Government Bond, 2.13%, due 12/17/26	1,437,765
129,224,000	THB	Thailand Government Bond, 3.63%, due 06/16/23	3,854,112
22,191,000	THB	Thailand Government Bond, 3.85%, due 12/12/25	678,583
119,810,000	THB	Thailand Government Bond, 3.88%, due 06/13/19	3,515,168
1,717,000	THB	Thailand Government Bond, 4.68%, due 06/29/44	58,572
74,034,000	THB	Thailand Government Bond, 4.88%, due 06/22/29	2,447,963
48,539,970	THB	Thailand Government Bond, Reg S, 1.25%, due 03/12/28‡‡‡	1,257,798
8,186,000	TRY	Turkey Government Bond, 7.40%, due 02/05/20	2,127,020
4,165,394	TRY	Turkey Government Bond, 8.00%, due 03/12/25	991,140
11,644,741	TRY	Turkey Government Bond, 8.30%, due 06/20/18	3,240,903
3,885,833	TRY	Turkey Government Bond, 8.50%, due 07/10/19	1,060,496
1,710,885	TRY	Turkey Government Bond, 8.50%, due 09/14/22	434,336
1,831,712	TRY	Turkey Government Bond, 8.80%, due 11/14/18	508,100
19,897,174	TRY	Turkey Government Bond, 9.00%, due 07/24/24	5,076,675
5,549,857	TRY	Turkey Government Bond, 9.20%, due 09/22/21	1,482,286
3,832,000	TRY	Turkey Government Bond, 9.50%, due 01/12/22	1,029,463
35,675,826	TRY	Turkey Government Bond, 10.60%, due 02/11/26	9,878,500
10,565,453	TRY	Turkey Government Bond, 10.70%, due 02/17/21	2,994,586

			235,334,258

		TOTAL DEBT OBLIGATIONS (COST $532,592,387)	500,460,890

See accompanying Notes to the Schedule of Investments.	85

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 0.3%

	Electric — 0.1%

34,251	Vistra Energy Corp.‡	530,891

	Oil & Gas — 0.2%

44,415	Goodrich Petroleum Corp.* **** ¤	516,682
73,737	Halcon Resources Corp.* ¤ ‡	688,703
455	Midstates Petroleum Co., Inc.*	9,437
552	Penn Virginia Corp.*	27,048
690	Penn Virginia Corp. New* ****	33,810

		1,275,680

	TOTAL COMMON STOCKS (COST $4,057,904)	1,806,571

	WARRANTS — 0.0%

	Oil & Gas — 0.0%

3,495	Halcon Resources Corp. Strike Price $14.04, Expires 09/09/20*	8,038
3,224	Midstates Petroleum Co., Inc. Strike Price $46.00, Expires 04/21/20* **** ¤	—

		8,038

	TOTAL WARRANTS (COST $—)	8,038

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 6.5%

	Bank Deposit — 1.0%

5,165,366	State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/03/17	5,165,366

	Securities Lending Collateral — 5.5%

28,620,695	State Street Institutional U.S. Government Money Market Fund, Premier Class***	28,620,695

	TOTAL SHORT-TERM INVESTMENTS (COST $33,786,061)	33,786,061

	TOTAL INVESTMENTS — 102.9% (Cost $570,436,352)	536,061,560

	Other Assets and Liabilities (net) — (2.9)%	(15,263,958)

	NET ASSETS — 100.0%	$520,797,602

86	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security

**	Unless otherwise indicated, all par values are denominated in United States dollars ($).

***	Represents an investment of securities lending cash collateral.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $550,492 which represents 0.1% of net assets. The aggregate tax cost of these securities held at December 31, 2016 was $397,281.

¤	Illiquid security. The total market value of the securities at period end is $2,190,385 which represents 0.4% of net assets. The aggregate tax cost of these securities held at December 31, 2016 was $2,265,762.

†	Floating rate note. Rate shown is as of December 31, 2016.

††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

†††	Security is currently in default.

†††††	Security is perpetual and has no stated maturity date.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

‡‡‡‡	Indexed security in which price and/or coupon is linked to the prices of a specific financial instrument or financial statistic.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $135,977,305 which represents 26.1% of net assets.

See accompanying Notes to the Schedule of Investments.	87

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
Buys
02/15/17	CNY	Goldman Sachs International	4,860,000	$698,151	$(1,129)
03/15/17	COP	Citibank N.A.	4,180,543,752	1,376,846	(939)
03/15/17	COP	Goldman Sachs International	7,051,102,078	2,322,253	3,193
03/15/17	COP	Standard Chartered Bank	5,100,987,562	1,679,991	(1,423)
05/18/17	EUR	Citibank N.A.	500,000	531,049	(4,083)
05/18/17	EUR	Deutsche Bank AG London	4,000,000	4,248,395	(241,525)
05/18/17	GBP	Deutsche Bank AG London	1,222,000	1,515,088	(79,074)
03/16/17	HUF	Citibank N.A.	1,327,475,118	4,541,374	66,346
03/16/17	HUF	Standard Chartered Bank	1,081,707,059	3,700,586	37,632
03/15/17	IDR	Barclays Bank Plc	33,150,470,598	2,435,204	(15,109)
03/15/17	IDR	HSBC Bank Plc	59,833,921,720	4,395,346	(28,522)
03/15/17	IDR	JPMorgan Chase Bank N.A. London	24,675,348,682	1,812,629	(3,471)
03/15/17	INR	Citibank N.A.	547,687,867	8,007,052	(40,081)
03/15/17	INR	HSBC Bank Plc	275,462,133	4,027,184	(19,564)
03/15/17	MXN	Citibank N.A.	51,527,282	2,477,791	(37,802)
03/15/17	MXN	Goldman Sachs International	41,250,000	1,983,588	12,396
03/15/17	MXN	HSBC Bank Plc	34,354,518	1,652,005	(26,911)
03/15/17	MXN	JPMorgan Chase Bank N.A. London	33,178,200	1,595,439	(19,072)
03/21/17	MXN	JPMorgan Chase Bank N.A. London	19,540,000	938,835	2,408
03/15/17	PEN	Citibank N.A.	11,527,595	3,407,916	56,871
03/15/17	PEN	Goldman Sachs International	26,182,550	7,740,378	136,908
03/15/17	PHP	Barclays Bank Plc	89,392,780	1,793,714	24,261
03/15/17	PHP	Citibank N.A.	277,504,748	5,568,282	68,814
03/15/17	PHP	JPMorgan Chase Bank N.A. London	352,994,106	7,083,016	80,480
03/15/17	PLN	Barclays Bank Plc	56,885,523	13,610,933	6,063
03/15/17	PLN	Citibank N.A.	40,167,772	9,610,896	(86,218)
03/15/17	RUB	Barclays Bank Plc	97,431,852	1,574,702	80,120
03/15/17	RUB	Citibank N.A.	520,780,832	8,416,907	647,845
03/15/17	RUB	Goldman Sachs International	474,957,930	7,676,313	667,715
03/15/17	THB	Citibank N.A.	273,314,375	7,629,780	(47,379)
03/15/17	THB	Goldman Sachs International	61,310,000	1,711,516	(10,917)
03/15/17	THB	HSBC Bank Plc	61,908,875	1,728,234	(8,877)
03/15/17	ZAR	Citibank N.A.	90,589,959	6,538,756	118,994
03/15/17	ZAR	Goldman Sachs International	67,780,000	4,892,340	12,993

					$1,350,943

Sales
03/02/17	BRL	Citibank N.A.	10,102,346	$3,055,061	$(162,230)
03/02/17	BRL	Goldman Sachs International	30,480,000	9,217,490	(240,285)
03/02/17	BRL	JPMorgan Chase Bank N.A. London	14,920,201	4,512,034	(242,166)
03/15/17	CLP	Citibank N.A.	1,934,796,091	2,875,359	79,002
03/15/17	CLP	JPMorgan Chase Bank N.A. London	1,946,344,585	2,892,522	79,419
02/15/17	CNY	Citibank N.A.	100,724,000	14,469,259	360,311
02/15/17	CNY	Goldman Sachs International	4,050,000	581,793	16,921
02/15/17	CNY	Standard Chartered Bank	3,950,000	567,428	(4,429)
03/15/17	COP	Citibank N.A.	3,496,322,190	1,151,500	415
03/15/17	COP	Goldman Sachs International	2,885,106,412	950,199	(22,414)

88	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Forward Foreign Currency Contracts — continued

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
03/15/17	COP	HSBC Bank Plc	5,310,372,998	$1,748,951	$(627)
03/15/17	COP	JPMorgan Chase Bank N.A. London	4,796,048,400	1,579,560	(9,988)
03/15/17	EUR	Citibank N.A.	5,530,000	5,853,218	50,777
03/15/17	EUR	Goldman Sachs International	1,180,000	1,248,969	13,407
03/15/17	EUR	JPMorgan Chase Bank N.A. London	9,730,000	10,298,701	(56,562)
03/16/17	HUF	Citibank N.A.	328,910,000	1,125,221	(7,163)
03/16/17	HUF	Goldman Sachs International	335,310,000	1,147,116	(11,454)
03/15/17	KRW	Citibank N.A.	5,180,740,525	4,289,813	143,428
03/15/17	KRW	HSBC Bank Plc	7,094,235,094	5,874,245	198,477
03/15/17	KRW	UBS AG	3,035,104,382	2,513,160	83,210
03/15/17	MXN	Barclays Bank Plc	178,273,173	8,572,617	67,789
03/15/17	PEN	Goldman Sachs International	8,320,359	2,459,758	(54,545)
03/15/17	PEN	JPMorgan Chase Bank N.A. London	3,028,304	895,261	(20,426)
03/15/17	PLN	Citibank N.A.	16,620,000	3,976,648	(11,925)
03/15/17	RUB	Citibank N.A.	97,980,000	1,583,562	(5,550)
03/15/17	RUB	JPMorgan Chase Bank N.A. London	165,760,000	2,679,028	(126,789)
03/15/17	SGD	Standard Chartered Bank	21,874,000	15,135,520	159,112
03/15/17	TRY	Citibank N.A.	22,627,442	6,334,354	101,452
03/15/17	TRY	JPMorgan Chase Bank N.A. London	9,345,325	2,616,142	9,908
03/15/17	TRY	Standard Chartered Bank	11,662,574	3,264,835	93,137
03/15/17	TWD	Citibank N.A.	243,180,000	7,569,163	112,731
03/15/17	ZAR	Goldman Sachs International	5,970,000	430,913	(16,772)

					$576,171

Cross-Currency Forwards

Settlement Date	Receive/Deliver	Counterparty	Contract Amount Purchased	Contract Amount Sold	Unrealized Appreciation (Depreciation)
03/15/17	EUR/PLN	Barclays Bank Plc	1,563,712	7,069,434	$(36,387)
03/15/17	EUR/PLN	Goldman Sachs International	2,853,079	12,920,566	(71,653)

					$(108,040)

Currency Abbreviations

ARS	— Argentine Peso
BRL	— Brazilian Real
CNY	— Chinese Yuan
CLP	— Chilean Peso
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound Sterling
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso

See accompanying Notes to the Schedule of Investments.	89

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Currency Abbreviations — continued

MYR	— Malaysian Ringgit
PEN	— Peruvian Nouveau Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— New Turkish Lira
TWD	— Taiwan Dollar
ZAR	— South African Rand

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
201	South Africa Government Bond, Series R186	February 2017	$1,639,298	$(10,687)
39	South Africa Government Bond, Series R2035	February 2017	278,738	(4,644)
855	South Africa Government Bond, Series R2037	February 2017	5,625,594	(100,606)
105	South Africa Government Bond, Series R207	February 2017	753,800	(1,514)
253	South Africa Government Bond, Series R208	February 2017	1,795,756	(1,678)

				$(119,129)

Sales
3	U.S. Treasury Note 10-Year	March 2017	$372,844	$2,080

				$2,080

90	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Corporate Debt	50.9
Sovereign Debt Obligations	45.2
Forward Foreign Currency Contracts	0.3
Common Stocks	0.3
Warrants	0.0
Futures Contracts	(0.0)
Short-Term Investments	6.5
Other Assets and Liabilities (net)	(3.2)

100.0%

See accompanying Notes to the Schedule of Investments.	91

Mercer Emerging Markets Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 90.0%

	Austria — 0.1%

48,804	Erste Group Bank AG*	1,432,320

	Bermuda — 1.3%

334,560	Cosan, Ltd. Class A	2,512,545
56,127	Credicorp, Ltd.	8,860,208
8,222,000	GOME Electrical Appliances Holding, Ltd.‡	996,844
22,100	Jardine Matheson Holdings, Ltd.	1,221,025
1,922,000	Nine Dragons Paper Holdings, Ltd.	1,742,732
7,940,000	SMI Holdings Group, Ltd.	737,352

	Total Bermuda	16,070,706

	Brazil — 5.0%

111,600	AES Tiete Energia SA	480,044
546,500	AMBEV SA	2,753,741
1,368,258	AMBEV SA, ADR	6,718,147
946,493	Banco Bradesco SA, ADR‡	8,243,954
450,400	Banco do Brasil SA	3,887,220
35,651	Banco Santander Brasil SA, ADR‡	316,937
119,700	BB Seguridade Participacoes SA	1,040,806
509,600	BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros	2,583,464
369,300	CCR SA	1,810,928
98,200	Centrais Eletricas Brasileiras SA*	688,218
148,359	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	1,287,756
182,100	Cielo SA	1,560,441
49,674	Companhia Energetica de Minas Gerais, Sponsored ADR‡	113,257
217,200	Cosan SA Industria e Comercio	2,545,912
50,200	EDP — Energias do Brasil SA	206,680
12,600	Engie Brasil Energia SA	135,496
75,800	Equatorial Energia SA	1,266,943
213,200	Hypermarcas SA	1,711,653
120,600	Iguatemi Empresa de Shopping Centers SA	988,233
300,774	Itau Unibanco Holding SA, ADR‡	3,091,957
1,336,203	JBS SA	4,680,221
47,000	Klabin SA	255,888
563,900	Kroton Educacional SA	2,309,518
197,200	Lojas Renner SA	1,403,854
12,700	M Dias Branco SA	448,775
168,600	Porto Seguro SA	1,393,474
238,700	Qualicorp SA	1,411,797
185,600	Raia Drogasil SA	3,489,373
51,000	Sul America SA	282,054
188,900	Ultrapar Participacoes SA	3,972,779
154,137	Vale SA, Sponsored ADR	1,174,524
190,100	WEG SA	905,321

	Total Brazil	63,159,365

92	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — 8.3%

5,561	58.com, Inc., ADR* ‡	155,708
146,080	Alibaba Group Holding, Ltd., Sponsored ADR*	12,827,285
55,638	Baidu, Inc., Sponsored ADR*	9,147,444
3,815,000	Belle International Holdings, Ltd.	2,145,373
201,942	Bizlink Holding, Inc.	1,043,264
72,000	Casetek Holdings, Ltd.	191,902
1,105,000	Chailease Holding Co., Ltd.	1,889,153
1,145,000	China Conch Venture Holdings, Ltd.	2,038,010
923,000	China Evergrande Group ¤‡	575,004
30,874	China Lodging Group, Ltd., ADR	1,600,508
1,938,000	China Medical System Holdings, Ltd.	3,069,545
488,000	China Resources Land, Ltd.	1,097,711
431,000	Country Garden Holdings Co., Ltd.‡	241,262
24,251	Ctrip.com International, Ltd., ADR* ‡	970,040
4,560,000	Geely Automobile Holdings, Ltd.‡	4,358,177
109,100	Gourmet Master Co., Ltd.	829,362
102,500	Hengan International Group Co., Ltd.	752,904
50,741	JD.com, Inc., ADR* ‡	1,290,851
6,735,652	Lee & Man Paper Manufacturing, Ltd.	5,229,955
38,349	NetEase, Inc., ADR	8,258,074
63,385	New Oriental Education & Technology Group, Inc., Sponsored ADR* ‡	2,668,508
2,364,000	Shimao Property Holdings, Ltd.	3,091,770
27,835	Silicon Motion Technology Corp., ADR	1,182,431
197,000	Sunny Optical Technology Group Co., Ltd.	862,636
14,657	TAL Education Group, ADR*	1,028,188
76,132	Tarena International, Inc., ADR	1,141,219
989,300	Tencent Holdings, Ltd.	24,205,672
1,244,000	Tianneng Power International, Ltd.	1,144,015
6,160,000	Tongda Group Holdings, Ltd.	1,589,031
28,968	Vipshop Holdings, Ltd., ADR* ‡	318,938
4,061,000	Want Want China Holdings, Ltd.‡	2,603,222
7,177,332	WH Group, Ltd. 144A	5,804,334
1,068,000	Xinyi Glass Holdings, Ltd.*	873,338
2,283,000	Xtep International Holdings, Ltd.	956,998

	Total Cayman Islands	105,181,832

	Chile — 0.9%

15,796,084	Banco de Chile	1,840,009
28,144,386	Banco Santander Chile	1,554,741
44,712	Banco Santander Chile, ADR‡	977,852
953,394	Cencosud SA	2,676,054
10,328	Cia Cervecerias Unidas SA, Sponsored ADR‡	216,681
357,474	Enel Americas SA, ADR	2,934,862
26,046	Enel Chile SA, ADR	118,509
829,642	Enel Generacion Chile SA	549,350
9,950	Latam Airlines Group SA, Sponsored ADR* ‡	81,391

	Total Chile	10,949,449

See accompanying Notes to the Schedule of Investments.	93

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	China — 10.0%

9,980,000	Agricultural Bank of China, Ltd. Class H	4,093,356
2,322,000	Air China, Ltd. Class H	1,482,481
1,680,000	Anhui Conch Cement Co., Ltd. Class H‡	4,572,077
32,269,000	Bank of China, Ltd. Class H	14,317,453
1,100,000	Bank of Communications Co., Ltd. Class H	795,935
1,222,000	Beijing Capital International Airport Co., Ltd. Class H	1,235,689
3,595,000	China Cinda Asset Management Co., Ltd. Class H	1,302,948
2,141,000	China CITIC Bank Corp., Ltd. Class H	1,361,399
6,206,000	China Communications Services Corp., Ltd. Class H	3,954,217
27,043,000	China Construction Bank Corp. Class H	20,823,370
4,845,000	China Everbright Bank Co., Ltd. Class H	2,205,923
3,117,500	China Galaxy Securities Co., Ltd. Class H	2,810,641
3,828,000	China Petroleum & Chemical Corp. Class H	2,715,541
2,004,984	China Shenhua Energy Co., Ltd. Class H	3,775,597
612,000	China Telecom Corp., Ltd. Class H	282,590
138,000	China Vanke Co., Ltd. Class H	315,046
1,096,000	Chongqing Rural Commercial Bank Co., Ltd. Class H	643,197
2,660,000	COSCO Shipping Energy Transportation Co., Ltd. Class H	1,485,564
2,254,000	Dongfeng Motor Group Co., Ltd. Class H	2,200,754
999,000	Great Wall Motor Co., Ltd. Class H	932,880
2,573,600	Guangzhou R&F Properties Co., Ltd. Class H	3,113,621
32,789,000	Industrial & Commercial Bank of China Class H	19,665,407
4,938,000	People’s Insurance Co. Group of China, Ltd. (The) Class H	1,948,921
2,234,760	PICC Property & Casualty Co., Ltd. Class H	3,481,927
2,084,000	Ping An Insurance Group Co. Class H	10,429,206
1,599,000	Sinopec Engineering Group Co., Ltd. Class H	1,334,365
2,796,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H*	1,514,636
1,643,200	Sinopharm Group Co., Ltd. Class H	6,771,472
2,086,000	Sinotrans, Ltd. Class H	930,920
1,695,000	TravelSky Technology, Ltd. Class H	3,563,519
221,000	Weichai Power Co., Ltd. Class H	340,344
2,760,000	Zhejiang Expressway Co., Ltd. Class H	2,634,284
51,000	Zhuzhou CSR Times Electric Co., Ltd. Class H	258,843

	Total China	127,294,123

	Colombia — 0.2%

334,360	Cementos Argos SA	1,320,956
177,060	Interconexion Electrica SA ESP	588,627

	Total Colombia	1,909,583

	Czech Republic — 0.1%

438,540	Moneta Money Bank AS* 144A	1,417,409

	France — 0.2%

26,971	Sanofi	2,187,625

	Hong Kong — 4.3%

335,800	AIA Group, Ltd.	1,894,875
383,000	Beijing Enterprises Holdings, Ltd.	1,810,483

94	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued

1,085,000	BYD Electronic International Co., Ltd.	853,653
206,000	China Everbright International, Ltd.	233,549
1,532,000	China Everbright, Ltd.	2,916,533
100,000	China Merchants Port Holdings Co., Ltd.	248,157
1,875,480	China Mobile, Ltd.	19,884,106
1,700,658	China Overseas Land & Investment, Ltd.	4,507,655
3,330,000	China Resources Power Holdings Co., Ltd.	5,291,475
6,161,000	CNOOC, Ltd.	7,708,054
1,978,000	CSPC Pharmaceutical Group, Ltd.	2,112,411
1,526,000	Shanghai Industrial Holdings, Ltd.	4,133,288
2,960,000	Shenzhen Investment, Ltd.	1,187,337
3,934,500	Sino-Ocean Land Holdings, Ltd.	1,760,925

	Total Hong Kong	54,542,501

	Hungary — 1.2%

587,480	Magyar Telekom Telecommunications Plc	999,087
22,890	MOL Hungarian Oil & Gas Plc	1,612,987
290,972	OTP Bank Nyrt	8,346,631
217,431	Richter Gedeon Nyrt	4,610,986

	Total Hungary	15,569,691

	India — 8.0%

91,521	Asian Paints, Ltd.	1,200,817
325,053	Aurobindo Pharma, Ltd.	3,199,284
96,850	Axis Bank, Ltd.	642,575
86,396	Bajaj Auto, Ltd.	3,352,985
96,514	Bharat Financial Inclusion, Ltd.*	837,796
458,535	Bharat Petroleum Corp., Ltd.	4,283,015
80,322	Cadila Healthcare, Ltd.	420,250
45,644	Ceat, Ltd.	780,192
12,605	Cipla, Ltd.	105,305
19,842	Coal India, Ltd.	87,852
38,856	Divi’s Laboratories, Ltd.	447,471
15,819	Dr. Reddy’s Laboratories, Ltd., ADR‡	716,284
573	Eicher Motors, Ltd.	183,838
346,020	Exide Industries, Ltd.	919,219
1,426,917	Federal Bank, Ltd.	1,405,472
66,149	GAIL India, Ltd.	425,480
12,068	Godrej Consumer Products, Ltd.	269,205
818,063	HCL Technologies, Ltd. Class T	9,946,450
71,079	HDFC Bank, Ltd., ADR	4,313,074
133,147	Hero MotoCorp Ltd.	5,948,946
996,256	Hindalco Industries, Ltd.	2,272,292
431,103	Hindustan Petroleum Corp., Ltd.	2,811,666
127,099	Hindustan Unilever, Ltd.	1,546,368
349,614	Housing Development Finance Corp., Ltd.	6,497,762
129,029	Indiabulls Housing Finance, Ltd.	1,233,827
95,500	Indraprastha Gas, Ltd.	1,284,965
141,434	IndusInd Bank, Ltd.	2,306,873

See accompanying Notes to the Schedule of Investments.	95

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	India — continued

608,605	Infosys, Ltd.	9,065,856
112,497	Infosys, Ltd., Sponsored ADR‡	1,668,330
916,890	ITC, Ltd.	3,253,088
94,323	JSW Energy, Ltd.	84,358
28,541	JSW Steel, Ltd.	681,502
471,205	Karnataka Bank, Ltd. (The)	778,283
303,406	Marico, Ltd.	1,166,998
50,617	Maruti Suzuki India, Ltd.	3,964,116
348,181	Motherson Sumi Systems, Ltd.	1,668,314
1,642	Nestle India, Ltd.	145,161
523,452	Oil & Natural Gas Corp., Ltd.	1,471,558
989,906	Power Finance Corp., Ltd.	1,775,034
116,878	Reliance Capital, Ltd.	741,358
1,970	Reliance Industries, Ltd., GDR 144A	62,153
11,244	Reliance Industries, Ltd. (London Exchange), GDR 144A	354,748
67,830	Shriram Transport Finance Co., Ltd.	851,498
15,669	State Bank of India, Ltd., Reg S, GDR‡‡‡	575,836
13,384	Sun Pharmaceutical Industries, Ltd.	124,000
205,730	Tata Consultancy Services, Ltd.	7,173,572
290,461	Tata Motors, Ltd.*	2,011,016
26,345	Tata Motors, Ltd., Sponsored ADR	906,005
98,620	Tata Steel, Ltd.	568,151
13,815	Tech Mahindra, Ltd.	99,445
419,907	Vedanta, Ltd.	1,338,233
242,975	Wipro, Ltd.	1,703,367
26,762	Wipro, Ltd., ADR‡	259,056
280,445	Zee Entertainment Enterprises, Ltd.	1,871,837

	Total India	101,802,136

	Indonesia — 2.9%

4,668,000	Adaro Energy Tbk PT	587,290
10,742,400	Astra International Tbk PT	6,598,134
724,100	Bank Central Asia Tbk PT	833,071
1,564,700	Bank Mandiri Persero Tbk PT	1,344,324
1,706,000	Bank Negara Indonesia Persero Tbk PT	699,621
5,563,500	Bank Rakyat Indonesia Persero Tbk PT	4,821,218
5,063,400	Bank Tabungan Negara Persero Tbk PT	653,948
209,100	Gudang Garam Tbk PT	991,760
547,500	Indofood CBP Sukses Makmur Tbk PT	348,474
1,748,800	Indofood Sukses Makmur Tbk PT	1,028,706
11,003,900	Kalbe Farma Tbk PT	1,237,403
78,600	Matahari Department Store Tbk PT	88,241
3,463,000	Mitra Keluarga Karyasehat Tbk PT	660,598
33,229,300	Telekomunikasi Indonesia Persero Tbk PT	9,816,487
582,800	Unilever Indonesia Tbk PT	1,678,429
2,939,110	United Tractors Tbk PT	4,635,820
3,672,900	Waskita Karya Persero Tbk PT	695,186

	Total Indonesia	36,718,710

96	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Japan — 0.2%

88,500	Honda Motor Co., Ltd.	2,591,225

	Luxembourg — 0.3%

151,961	Ternium SA, Sponsored ADR	3,669,858

	Malaysia — 1.4%

8,515,715	AirAsia Bhd	4,347,077
790,400	Axiata Group Bhd	831,629
1,742,200	CIMB Group Holdings Bhd	1,751,521
228,200	Genting Bhd	406,955
1,649,600	Genting Malaysia Bhd	1,684,166
43,800	Kuala Lumpur Kepong Bhd	234,329
261,400	Malayan Banking Bhd	477,815
165,700	MISC Bhd	271,488
91,900	Petronas Chemicals Group Bhd	142,992
885,600	Public Bank Bhd	3,893,008
46,800	Sime Darby Bhd	84,503
718,100	Tenaga Nasional Bhd	2,225,053
984,800	Westports Holdings Bhd	943,968
767,100	YTL Corp. Bhd*	265,048

	Total Malaysia	17,559,552

	Mexico — 3.0%

328,000	Alsea SAB de CV	942,852
1,299,400	America Movil SAB de CV Series L	821,212
84,277	America Movil SAB de CV Series L, ADR‡	1,059,362
78,400	Arca Continental SAB de CV	410,390
340,278	Cemex SAB de CV, Sponsored ADR* ‡	2,732,432
2,148,700	Fibra Uno Administracion SA de CV REIT	3,304,168
280,500	Fomento Economico Mexicano SAB de CV	2,148,392
18,364	Fomento Economico Mexicano SAB de CV, Sponsored ADR	1,399,521
1,054,900	Gentera SAB de CV	1,707,175
156,555	Gruma SAB de CV Class B	2,001,630
105,700	Grupo Aeroportuario del Pacifico SAB de CV Class B	874,270
14,946	Grupo Aeroportuario del Sureste SAB de CV, ADR	2,150,580
57,480	Grupo Aeroportuario del Sureste SAB de CV	832,590
1,240,594	Grupo Financiero Banorte SAB de CV Series O	6,148,322
119,300	Grupo Financiero Santander Mexico SAB de CV Class B, ADR‡	857,767
57,700	Grupo Lala SAB de CV‡	84,443
2,082,820	Grupo Mexico SAB de CV Series B	5,690,942
52,945	Industrias Penoles SAB de CV	987,609
432,300	Kimberly-Clark de Mexico SAB de CV Class A	783,329
255,800	OHL Mexico SAB de CV*	253,174
70,430	Promotora y Operadora de Infraestructura SAB de CV	591,432
1,298,200	Wal-Mart de Mexico SAB de CV	2,337,850

	Total Mexico	38,119,442

See accompanying Notes to the Schedule of Investments.	97

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Netherlands — 0.3%

431,903	Steinhoff International Holdings NV	2,251,265
108,751	Yandex NV Class A*	2,189,157

	Total Netherlands	4,440,422

	Philippines — 0.5%

15,160	Ayala Corp.	222,769
101,140	Bank of the Philippine Islands	180,663
144,880	BDO Unibank, Inc.	326,700
428,210	Cebu Air, Inc.	801,077
71,260	Globe Telecom, Inc.	2,163,064
201,390	JG Summit Holdings, Inc.	274,057
29,860	Jollibee Foods Corp.	116,527
10,385,900	Metro Pacific Investments Corp.	1,391,402
1,948,800	SM Prime Holdings, Inc.	1,111,360
97,180	Universal Robina Corp.	319,616

	Total Philippines	6,907,235

	Poland — 0.6%

53,975	Asseco Poland SA	697,719
235,000	Eurocash SA	2,214,719
48,824	Jastrzebska Spolka Weglowa SA*	782,485
4,158	KGHM Polska Miedz SA	92,119
16,310	KRUK SA	926,016
233,505	PGE Polska Grupa Energetyczna SA	584,560
860,186	Polskie Gornictwo Naftowe i Gazownictwo SA	1,160,158
81,896	Powszechna Kasa Oszczednosci Bank Polski SA*	552,081
220,604	Tauron Polska Energia SA*	150,617

	Total Poland	7,160,474

	Qatar — 0.4%

115,763	Qatar National Bank SAQ	5,178,721

	Romania — 0.0%

39,231	New Europe Property Investments Plc	456,141

	Russia — 2.7%

590,966	Gazprom PJSC, Sponsored ADR	2,984,378
1,059,574	Gazprom PJSC (OTC Exchange), Sponsored ADR	5,393,232
38,347	LUKOIL PJSC, Sponsored ADR‡	2,152,034
118,501	LUKOIL PJSC (Euroclear Shares), Sponsored ADR	6,647,906
46,886	Magnit PJSC, Reg S, Sponsored GDR‡‡‡	2,070,017
2,212,582	Magnitogorsk Iron & Steel OJSC	1,200,281
24	Magnitogorsk Iron & Steel OJSC, Reg S, GDR‡‡‡	167
11,460	MMC Norilsk Nickel PJSC, ADR	193,903
54,254	Mobile Telesystems PJSC, Sponsored ADR	494,254
1,043,790	Moscow Exchange MICEX-RTS PJSC	2,138,236
7,128	Novatek PJSC, Reg S, GDR‡‡‡	925,214
240,644	Rosneft Oil Co. PJSC, Reg S, GDR‡‡‡	1,564,186

98	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

92,659	Rosneft Oil Co. PJSC, Reg S, (London Exchange), GDR‡‡‡	602,283
87,477	Sberbank of Russia PJSC, Sponsored ADR	1,012,984
12,618	Severstal PAO (London Exchange), GDR‡‡‡	191,794
115,786	Severstal PJSC, Reg S, GDR‡‡‡	1,759,947
241,812	Sistema PJSC FC, GDR‡‡‡	2,176,308
137,124	Surgutneftegas OJSC, Sponsored ADR	691,791
22,741	Tatneft PJSC, Sponsored ADR	948,072
25,217	Tatneft PJSC, (London Exchange), Sponsored ADR	1,039,445

	Total Russia	34,186,432

	Singapore — 0.6%

14,637	Broadcom, Ltd.	2,587,383
112,256	Flex, Ltd.* ‡	1,613,119
368,200	SembCorp Industries, Ltd.‡	726,358
14,900	Singapore Telecommunications, Ltd.	37,644
554,800	Singapore Telecommunications, Ltd. (London Exchange)	1,394,008
116,338	United Overseas Bank, Ltd.	1,642,760

	Total Singapore	8,001,272

	South Africa — 5.5%

39,406	Anglo American Platinum, Ltd.*	761,926
124,990	AngloGold Ashanti, Ltd., Sponsored ADR*	1,313,645
148,306	AVI, Ltd.	990,803
385,012	Barclays Africa Group, Ltd.	4,749,373
157,479	Bid Corp., Ltd.*	2,823,106
368,696	Bidvest Group, Ltd. (The)	4,886,739
25,283	Capitec Bank Holdings, Ltd.	1,284,950
99,495	Clicks Group, Ltd.	840,342
1,729,110	FirstRand, Ltd.	6,722,982
145,477	Foschini Group, Ltd. (The)	1,692,852
138,973	Gold Fields, Ltd., Sponsored ADR	418,309
390,382	Growthpoint Properties, Ltd. REIT	739,085
36,256	Hyprop Investments, Ltd. REIT	311,020
47,896	Imperial Holdings, Ltd.	638,987
31,962	Investec, Ltd.	212,106
178,469	Liberty Holdings, Ltd.	1,448,633
395,152	MMI Holdings, Ltd.	681,655
51,097	Mondi, Ltd.	1,046,190
202,846	MTN Group, Ltd.	1,871,523
54,798	Naspers, Ltd. Class N	8,070,794
116,156	Nedbank Group, Ltd.	2,022,686
352,339	Netcare, Ltd.	820,364
46,344	Pick n Pay Stores, Ltd.	215,944
728,346	Redefine Properties, Ltd. REIT	595,992
39,012	Remgro, Ltd.	636,316
29,715	Resilient, Ltd. REIT	248,606
480,933	RMB Holdings, Ltd.	2,335,207
71,219	Sasol, Ltd.	2,077,460
1,890,710	Sibanye Gold, Ltd.	3,510,430
79,034	Spar Group, Ltd. (The)	1,147,684

See accompanying Notes to the Schedule of Investments.	99

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued

497,021	Standard Bank Group, Ltd.	5,515,388
304,663	Super Group, Ltd.*	860,631
797,069	Telkom SA SOC, Ltd.	4,312,624
221,557	Truworths International, Ltd.	1,290,782
512,662	Tsogo Sun Holdings, Ltd.	1,034,696
138,647	Vodacom Group, Ltd.	1,545,141

	Total South Africa	69,674,971

	South Korea — 12.0%

31,610	Able C&C Co., Ltd.	541,751
3,024	Amorepacific Corp.	804,948
2,447	AMOREPACIFIC Group	269,458
11,859	BGF retail Co., Ltd.	803,168
47,156	Coway Co., Ltd.	3,447,487
4,617	Daelim Industrial Co., Ltd.	332,953
68,676	Dongbu Insurance Co., Ltd.	3,553,775
24,252	Doosan Heavy Industries & Construction Co., Ltd.	546,162
86,489	Hana Financial Group, Inc.	2,237,772
50,106	Hankook Tire Co., Ltd.	2,406,150
89,221	Hanwha Chemical Corp.	1,824,606
38,300	Hanwha Corp.	1,111,455
15,005	Hanwha Life Insurance Co., Ltd.	81,125
38,697	Hyosung Corp.	4,661,710
17,822	Hyundai Department Store Co., Ltd.	1,608,377
66,637	Hyundai Development Co-Engineering & Construction	2,479,991
21,169	Hyundai Engineering & Construction Co., Ltd.	750,152
8,213	Hyundai Glovis Co., Ltd.	1,050,595
176,900	Hyundai Marine & Fire Insurance Co., Ltd.	4,613,636
16,998	Hyundai Mobis Co., Ltd.	3,715,410
12,754	Industrial Bank of Korea	134,108
13,714	Innocean Worldwide, Inc.	648,344
163,871	Kangwon Land, Inc.	4,850,462
141,649	KB Financial Group, Inc.	5,019,521
34,198	KEPCO Plant Service & Engineering Co., Ltd.	1,534,635
104,461	Kia Motors Corp.	3,394,680
22,238	Koh Young Technology, Inc.	832,222
95,179	Korea Electric Power Corp.	3,471,299
6,379	Korea Petrochemical Ind Co., Ltd.	1,455,054
7,199	Korea Zinc Co., Ltd.	2,831,201
5,566	Korean Air Lines Co., Ltd.*	126,039
109,832	Korean Reinsurance Co.	1,036,666
25,403	KT Corp., Sponsored ADR* ‡	357,928
42,454	KT&G Corp.	3,550,136
575	LG Chem, Ltd.	124,255
73,124	LG Corp.	3,632,588
13,845	LG Uplus Corp.	131,251
13,899	Loen Entertainment, Inc.*	873,434
7,041	Lotte Chemical Corp.	2,151,125
16,324	LS Corp.	801,468

100	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

6,981	NAVER Corp.	4,479,446
2,520	Nong Shim Co., Ltd.	693,741
15,135	Osstem Implant Co., Ltd.*	760,635
10,749	POSCO	2,291,660
41,437	Posco Daewoo Corp.	926,311
27,192	Samsung Electronics Co., Ltd.	40,569,618
32,356	Samsung Life Insurance Co., Ltd.	3,013,785
188,216	Shinhan Financial Group Co., Ltd.	7,051,477
28,257	Silicon Works Co., Ltd.	650,393
148,775	SK Hynix, Inc.	5,506,079
19,508	SK Innovation Co., Ltd.	2,366,221
128,019	SK Networks Co., Ltd.	733,475
35,834	SK Telecom Co., Ltd.	6,645,816
25,194	Soulbrain Co., Ltd.	1,259,909
29,288	Value Added Technologies Co., Ltd.	876,603
80,924	Woori Bank	854,265

	Total South Korea	152,476,531

	Sweden — 0.1%

170,672	Telefonaktiebolaget LM Ericsson Class B	1,005,102

	Switzerland — 0.5%

90,462	ABB, Ltd.*	1,911,865
19,819	Cie Financiere Richemont SA	1,315,287
22,905	Nestle SA	1,646,293
4,205	Syngenta AG	1,665,285

	Total Switzerland	6,538,730

	Taiwan — 11.2%

2,547,000	Advanced Semiconductor Engineering, Inc.	2,611,882
2,718,000	Asia Cement Corp.	2,222,200
324,000	Asustek Computer, Inc.	2,664,060
221,000	Basso Industry Corp.	641,146
227,000	Bioteque Corp.	838,158
602,000	Catcher Technology Co., Ltd.	4,184,058
404,000	Cathay Financial Holding Co., Ltd.	604,201
753,000	China Airlines, Ltd.	217,286
2,068,660	China General Plastics Corp.	1,537,262
2,756,372	China Life Insurance Co., Ltd.	2,741,063
4,950,000	Compal Electronics, Inc.	2,833,706
3,000,120	CTBC Financial Holding Co., Ltd.	1,642,996
3,911,915	E.Sun Financial Holding Co., Ltd.	2,227,300
533,000	Elite Material Co., Ltd.	1,488,411
54,000	Far EasTone Telecommunications Co., Ltd.	121,474
69,720	Feng TAY Enterprise Co., Ltd.	260,674
988,570	First Financial Holding Co., Ltd.	527,581
28,000	Formosa Chemicals & Fibre Corp.	83,664
495,400	Foxconn Technology Co., Ltd.	1,311,168
3,767,997	Fubon Financial Holding Co., Ltd.	5,962,575

See accompanying Notes to the Schedule of Investments.	101

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

147,000	Grape King Bio, Ltd.	852,927
5,201,905	Hon Hai Precision Industry Co., Ltd.	13,590,257
155,000	Hotai Motor Co., Ltd.	1,774,644
238,950	Hua Nan Financial Holdings Co., Ltd.	120,480
2,553,000	Inventec Corp.	1,750,638
1,352,000	King Yuan Electronics Co., Ltd.	1,057,135
27,000	Largan Precision Co., Ltd.	3,175,091
1,633,195	Lite-On Technology Corp.	2,462,791
542,000	MediaTek, Inc.	3,640,913
973,000	Mega Financial Holding Co., Ltd.	694,375
348,000	Merida Industry Co., Ltd.	1,554,873
1,327,000	Micro-Star International Co., Ltd.	3,030,414
152,000	Novatek Microelectronics Corp.	502,280
1,885,000	Pegatron Corp.	4,503,553
599,000	Phison Electronics Corp.	4,748,658
1,410,000	Pou Chen Corp.	1,758,727
880,000	Powertech Technology, Inc.	2,375,500
856,000	Primax Electronics, Ltd.	1,171,293
415,000	Realtek Semiconductor Corp.	1,313,413
407,000	Simplo Technology Co., Ltd.	1,173,176
439,164	SinoPac Financial Holdings Co., Ltd.	123,727
757,087	Taishin Financial Holding Co., Ltd.	277,192
87,000	Taiwan Fertilizer Co., Ltd.	108,382
299,000	Taiwan Paiho, Ltd.	885,060
4,503,000	Taiwan Semiconductor Manufacturing Co., Ltd.	25,358,978
640,212	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	18,406,095
116,000	Teco Electric and Machinery Co., Ltd.	100,419
1,154,015	Uni-President Enterprises Corp.	1,912,079
1,434,000	Vanguard International Semiconductor Corp.	2,500,568
5,240,230	Wistron Corp.	4,056,711
2,564,000	WPG Holdings, Ltd.	3,023,116

	Total Taiwan	142,724,330

	Thailand — 3.0%

250,900	Airports of Thailand PCL Class F	2,788,517
5,491,700	Ananda Development PCL Class F	757,571
4,361,800	AP Thailand PCL Class F	913,517
2,021,800	Bangkok Dusit Medical Services PCL Class F	1,304,187
1,584,400	Charoen Pokphand Foods PCL, ADR	1,305,198
1,281,800	CP All PCL Class F	2,237,123
836,878	Delta Electronics Thailand PCL Class C	1,904,625
417,522	Delta Electronics Thailand PCL	950,225
5,372,400	Home Product Center PCL Class F	1,530,235
359,100	Home Product Center PCL Class N, ADR	102,284
21,672,800	IRPC PCL Class F	2,904,998
348,600	Kasikornbank PCL, ADR	1,727,887
250,400	KCE Electronics PCL Class F	853,068
241,500	Krung Thai Bank PCL, NVDR	119,366
288,700	Krungthai Card PCL Class F	1,112,540

102	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Thailand — continued
593,400	Minor International PCL Class F	604,825
267,500	PTT Exploration & Production PCL Class N, ADR	718,976
998,900	PTT Global Chemical PCL	1,757,325
881,800	PTT Global Chemical PCL, ADR	1,551,316
13,600	PTT PCL, NVDR	141,277
420,650	Siam Cement PCL (The)	5,849,784
32,000	Siam Cement PCL (The), NVDR	443,222
1,522,500	Thai Oil PCL	3,071,742
844,700	Thai Oil PCL, ADR	1,704,237
3,465,400	Thai Union Group PCL, ADR	2,032,181

	Total Thailand	38,386,226

	Turkey — 1.2%

67,490	Akbank TAS	150,038
161,605	Arcelik AS	973,967
6,076	BIM Birlesik Magazalar AS	84,638
3,487,191	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	2,964,152
559,829	Eregli Demir ve Celik Fabrikalari TAS	818,035
105,848	Ford Otomotiv Sanayi AS	920,182
606,852	KOC Holding AS	2,380,759
370,097	Petkim Petrokimya Holding AS	389,288
160,804	TAV Havalimanlari Holding AS	641,369
179,297	Tupras Turkiye Petrol Rafinerileri AS	3,606,227
59,158	Turkiye Garanti Bankasi AS	128,151
549,294	Turkiye Halk Bankasi AS	1,458,496
922,845	Turkiye Is Bankasi	1,358,977

	Total Turkey	15,874,279

	United Arab Emirates — 1.0%

438,437	Abu Dhabi Commercial Bank PJSC	823,659
5,494,058	Aldar Properties PJSC	3,934,050
711,199	Dubai Islamic Bank PJSC	1,078,542
2,415,302	Emaar Malls PJSC	1,722,914
2,117,862	Emaar Properties PJSC	4,111,290
273,663	First Gulf Bank PJSC	957,437

	Total United Arab Emirates	12,627,892

	United Kingdom — 1.4%

77,802	Diageo Plc	2,028,470
472,913	Evraz Plc*	1,296,099
116,099	GlaxoSmithKline Plc	2,240,809
196,033	Mondi Plc	4,035,520
1,245,587	Old Mutual Plc‡	3,136,966
189,101	Polymetal International Plc‡	1,997,815
45,805	Unilever Plc	1,863,519
53,091	Wizz Air Holdings Plc* 144A	1,174,929

	Total United Kingdom	17,774,127

See accompanying Notes to the Schedule of Investments.	103

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	United States — 1.6%

50,148	Abbott Laboratories	1,926,185
25,704	China Biologic Products, Inc.*	2,763,694
36,870	Citigroup, Inc.	2,191,184
22,955	Colgate-Palmolive Co.	1,502,175
28,245	Crown Holdings, Inc.*	1,484,840
12,002	MercadoLibre, Inc.	1,873,992
26,684	Microsoft Corp.	1,658,144
18,642	Monsanto Co.	1,961,325
58,747	Pfizer, Inc.	1,908,102
13,900	Southern Copper Corp.‡	443,966
95,917	Yum China Holdings, Inc.*	2,505,352

	Total United States	20,218,959

	TOTAL COMMON STOCKS (COST $1,123,669,776)	1,143,807,371

	PREFERRED STOCKS — 3.2%

	Brazil — 3.0%

398,740	Banco Bradesco SA, 4.36%	3,552,850
333,600	Braskem SA, 7.17%	3,510,554
83,200	Centrais Eletricas Brasileiras SA, 0.00%*	661,827
84,100	Cia Brasileira de Distribuicao Grupo Pao de Acucar, 0.03%	1,414,716
106,478	Cia de Transmissao de Energia Eletrica Paulista, 2.32%	2,122,232
700,400	Cia Energetica de Minas Gerais, 8.68%	1,659,165
114,300	Cia Paranaense de Energia, 4.33%	960,840
64,100	Gerdau SA, 0.43%	212,702
505,670	Itau Unibanco Holding SA, 4.43%	5,259,142
1,795,396	Itausa — Investimentos Itau SA, 5.51%	4,567,511
1,758,800	Petroleo Brasileiro SA, 0.00%*	8,035,566
718,300	Suzano Papel e Celulose SA, 2.06%	3,133,886
192,400	Telefonica Brasil SA, 4.83%	2,605,768
112,700	Vale SA, 0.69%	808,191

	Total Brazil	38,504,950

	Colombia — 0.1%

60,749	Bancolombia SA, 3.19%	550,019

	Germany — 0.1%

20,005	Bayerische Motoren Werke AG, 4.38%	1,533,990

	TOTAL PREFERRED STOCKS (COST $35,016,916)	40,588,959

	RIGHTS — 0.0%

	Qatar — 0.0%

16,913	Commercial Bank QSC (The) Strike Price QAR 25.50, Expires 01/22/17*****	32,512

	TOTAL RIGHTS (COST $—)	32,512

104	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 8.0%

	Bank Deposit — 5.9%

74,735,502	State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/03/17	74,735,502

	Investment Fund — 0.7%

8,936,185	State Street Institutional Treasury Plus Money Market Fund, Premier Class*****	8,936,185

	Securities Lending Collateral — 1.1%

14,710,398	State Street Institutional U.S. Government Money Market Fund, Premier Class***	14,710,398

	U.S. Government and Agency Obligations — 0.3%

1,700,000	United States Treasury Bill, 0.10%, due 01/05/17** ‡‡	1,699,970
1,700,000	United States Treasury Bill, 0.53%, due 04/27/17** ‡‡	1,697,107

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $3,397,515)	3,397,077

	TOTAL SHORT-TERM INVESTMENTS (COST $101,779,600)	101,779,162

	TOTAL INVESTMENTS — 101.2% (Cost $1,260,466,292)	1,286,208,004

	Other Assets and Liabilities (net) — (1.2)%	(15,792,943)

	NET ASSETS — 100.0%	$1,270,415,061

See accompanying Notes to the Schedule of Investments.	105

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

*	Non-income producing security

**	All or a portion of this security is held for open futures collateral.

***	Represents an investment of securities lending cash collateral.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $32,512 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2016 was $0.

*****	Security has been segregated to cover collateral requirements on open synthetic futures contracts.

¤	Illiquid security. The total market value of the securities at period end is $575,004 which represents 0.1% of net assets. The aggregate tax cost of these securities held at December 31, 2016 was $391,578.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $8,813,573 which represents 0.7% of net assets.

106	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
Buys
03/15/17	BRL	Citibank N.A. London	131,470,000	$39,619,376	$2,235,883
03/15/17	CLP	Citibank N.A. London	5,721,080,000	8,502,271	53,096
03/15/17	COP	Citibank N.A. London	24,887,000,000	8,196,438	167,983
03/15/17	CZK	Citibank N.A. London	86,310,000	3,381,229	(16,674)
03/15/17	HKD	Citibank N.A. London	96,952,000	12,508,341	1,117
03/16/17	HUF	Citibank N.A. London	2,960,122,000	10,126,759	(5,179)
03/15/17	IDR	Citibank N.A. London	155,019,130,225	11,387,566	57,867
03/15/17	ILS	Citibank N.A. London	12,300,000	3,202,131	12,891
03/15/17	INR	Citibank N.A. London	829,712,000	12,130,170	30,179
03/15/17	KRW	Citibank N.A. London	13,640,000,000	11,294,341	(353,339)
03/15/17	MXN	Citibank N.A. London	336,000,000	16,157,223	(3,762)
03/15/17	PEN	Citibank N.A. London	400,000	118,252	1,770
03/15/17	PHP	Citibank N.A. London	230,000,000	4,615,073	41,516
03/15/17	PLN	Citibank N.A. London	16,386,000	3,920,659	28,057
03/15/17	RUB	Citibank N.A. London	993,778,000	16,061,530	767,204
03/15/17	SGD	Citibank N.A. London	3,220,000	2,228,050	(4,173)
03/15/17	THB	Citibank N.A. London	25,468,000	710,959	(2,081)
03/15/17	TRY	Citibank N.A. London	20,400,000	5,710,801	1,676
03/15/17	TWD	Citibank N.A. London	127,144,000	3,957,454	(26,503)
03/15/17	ZAR	Citibank N.A. London	231,666,000	16,721,583	176,773

					$3,164,301

Sales
03/15/17	BRL	Citibank N.A. London	37,200,000	$11,210,472	$(383,523)
03/15/17	CLP	Citibank N.A. London	2,201,012,000	3,270,991	(28,646)
03/15/17	COP	Citibank N.A. London	2,400,000,000	790,431	146
03/15/17	CZK	Citibank N.A. London	41,000,000	1,606,191	11,663
03/15/17	HKD	Citibank N.A. London	48,638,000	6,275,071	(6,993)
03/16/17	HUF	Citibank N.A. London	3,480,000,000	11,905,293	(50,878)
03/15/17	IDR	Citibank N.A. London	23,376,777,000	1,717,237	(29,118)
03/15/17	ILS	Citibank N.A. London	35,180,000	9,158,616	102,247
03/15/17	INR	Citibank N.A. London	1,042,823,000	15,245,796	(129,671)
03/15/17	KRW	Citibank N.A. London	24,498,057,000	20,285,147	372,747
03/15/17	MXN	Citibank N.A. London	109,514,000	5,266,197	(50,105)
03/15/17	PEN	Citibank N.A. London	700,000	206,942	(4,608)
03/15/17	PHP	Citibank N.A. London	810,136,000	16,255,814	(157,106)
03/15/17	PLN	Citibank N.A. London	7,000,000	1,674,882	(10,121)
03/15/17	RUB	Citibank N.A. London	238,667,000	3,857,357	(24,717)
03/15/17	SGD	Citibank N.A. London	55,436,000	38,358,448	561,933
03/15/17	THB	Citibank N.A. London	52,837,000	1,474,985	(3,870)
03/15/17	TRY	Citibank N.A. London	52,935,000	14,818,689	234,888
03/15/17	TWD	Citibank N.A. London	53,017,000	1,650,195	(5,952)
03/15/17	ZAR	Citibank N.A. London	15,085,000	1,088,831	(13,524)

					$384,792

See accompanying Notes to the Schedule of Investments.	107

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Currency Abbreviations

BRL	— Brazilian Real
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
PEN	— Peruvian Nouveau Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
QAR	— Qatari Riyal
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— New Turkish Lira
TWD	— Taiwan Dollar
ZAR	— South African Rand

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
51	KOSPI 200 Index	March 2017	$5,490,375	$157,733
1,057	MSCI Emerging Markets E-mini Index	March 2017	45,392,865	(119,196)
31	MSCI Taiwan Index	January 2017	1,065,780	9,653

				$48,190

Sales
65	FTSE Bursa Malaysia KLCI Index	January 2017	$1,184,881	$(11,469)
447	FTSE/JSE Top 40 Index	March 2017	14,482,473	148,987
27	Mexico Bolsa Index	March 2017	600,038	1,981
154	MSCI Singapore Index	January 2017	3,408,957	(12,884)
318	SET50 Index	March 2017	1,707,461	(27,632)
921	SGX Nifty 50 Index	January 2017	15,075,849	(431,018)

				$(332,035)

108	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Synthetic Futures

Number of Contracts Long (Short)	Reference Entity	Expiration Date	Counterparty	Notional Value	Value
34,500	BIST 30 Index	02/28/2017	Goldman Sachs International	$934,148	$5,533
(25)	Brazil Bovespa Stock Index	02/15/2017	Goldman Sachs International	454,524	(3,530)
27,200	Hang Seng China Enterprises Index	01/26/2017	Goldman Sachs International	32,258,828	648,272
74,000,000	KOSPI 200 Index	03/9/2017	Goldman Sachs International	15,989,641	497,819
(69)	MSCI Brazil Net Return Index	03/15/2017	Goldman Sachs International	13,201	(432)
1,698	MSCI China Net Return Index	03/15/2017	Goldman Sachs International	85,133	28
(6,061)	MSCI Mexico Net Index	03/15/2017	Goldman Sachs International	285,895	5,335
(2,677)	MSCI Poland Net Return Index	03/15/2017	Goldman Sachs International	103,370	(1,334)
(3,011)	MSCI Poland Net Return Index	03/15/2017	Goldman Sachs International	117,087	(1,983)
(54,406)	MSCI South Africa Net Return Index	03/15/2017	Goldman Sachs International	3,212,253	(100,338)
7,600	MSCI Taiwan Index	01/23/2017	Goldman Sachs International	2,584,691	28,190
291	MSCI Turkey Net Return Index	03/15/2017	Goldman Sachs International	78,005	209
(162)	SGX Nifty 50 Index	01/25/2017	Goldman Sachs International	1,297,276	(28,613)
21,200	Taiwan Stock Exchange Capitalization Weighted Stock Index	01/18/2017	Goldman Sachs International	6,110,512	10,748
3,700	Tel Aviv 25 Index	01/27/2017	Goldman Sachs International	1,416,620	8,415
(2,820)	Warsaw WIG 20 Index	03/17/2017	Goldman Sachs International	1,271,708	(36,067)

					$1,032,252

See accompanying Notes to the Schedule of Investments.	109

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Banks	14.5
Semiconductors	8.7
Internet	5.0
Oil & Gas	5.0
Telecommunications	4.9
Diversified Financial Services	4.8
Electronics	3.4
Food	3.3
Insurance	3.1
Retail	2.9
Pharmaceuticals	2.7
Real Estate	2.7
Computers	2.5
Chemicals	2.0
Electric	2.0
Holding Companies — Diversified	1.9
Mining	1.9
Auto Manufacturers	1.8
Commercial Services	1.6
Beverages	1.3
Engineering & Construction	1.3
Software	1.3
Iron & Steel	1.0
Building Materials	0.9
Leisure Time	0.9
Auto Parts & Equipment	0.8
Forest Products & Paper	0.8
Agriculture	0.7
Airlines	0.7
Media	0.7
Entertainment	0.6
Home Furnishings	0.6
Metal Fabricate & Hardware	0.6
Packaging & Containers	0.5
Coal	0.4
Health Care — Products	0.4
Home Builders	0.4
Miscellaneous — Manufacturing	0.4
Transportation	0.4
Distribution & Wholesale	0.3
Environmental Control	0.3
Health Care — Services	0.3
Household Products & Wares	0.3
Lodging	0.3
Machinery — Construction & Mining	0.3
Biotechnology	0.2
Cosmetics & Personal Care	0.2
Electrical Components & Equipment	0.2
Food Service	0.2
Gas	0.2
REITS	0.2

110	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Water	0.2
Advertising	0.1
Apparel	0.1
Hand & Machine Tools	0.1
Machinery — Diversified	0.1
Oil & Gas Services	0.1
Textiles	0.1
Short-Term Investments and Other Assets and Liabilities (net)	6.8

100.0%

See accompanying Notes to the Schedule of Investments.	111

Mercer Global Low Volatility Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 91.1%

	Australia — 1.2%

228,292	AGL Energy, Ltd.	3,651,614
69,977	Rio Tinto, Ltd.	3,035,153
98,087	South32, Ltd.	195,318
47,000	Telstra Corp., Ltd.	173,567
102,339	Wesfarmers, Ltd.	3,122,728
154,612	Woolworths, Ltd.	2,698,104

	Total Australia	12,876,484

	Austria — 2.7%

185	Agrana Beteiligungs AG	22,020
134,791	BUWOG AG*	3,140,553
128,346	CA Immobilien Anlagen AG*	2,364,288
177,994	Conwert Immobilien Invest SE*	3,045,129
70,461	Erste Group Bank AG*	2,067,919
17,851	EVN AG	210,972
34,272	Flughafen Wien AG	845,872
11,208	Lenzing AG	1,359,488
5,935	Mayr Melnhof Karton AG	630,376
63,374	Oesterreichische Post AG*	2,131,646
99,034	OMV AG	3,505,547
150,967	Raiffeisen International Bank Holding AG*	2,767,460
56,669	S IMMO AG*	597,716
175,068	Telekom Austria AG*	1,035,903
142,680	UNIQA Insurance Group AG	1,083,541
77,143	Verbund AG	1,234,738
93,487	Voestalpine AG	3,676,996

	Total Austria	29,720,164

	Belgium — 0.3%

39,322	Colruyt SA	1,949,526
32,340	Elia System Operator SA	1,694,786

	Total Belgium	3,644,312

	Bermuda — 1.3%

25,100	Arch Capital Group, Ltd.*	2,165,879
23,300	Aspen Insurance Holdings, Ltd.	1,281,500
22,400	Axis Capital Holdings, Ltd.	1,462,048
11,800	Bunge, Ltd.	852,432
124,000	Cheung Kong Infrastructure Holdings, Ltd.	986,799
34,000	Clear Media, Ltd.	32,890
126,000	Emperor International Holdings, Ltd.	28,603
9,900	Everest Re Group, Ltd.	2,142,360
34,900	Genpact, Ltd.*	849,466
7,000	Guoco Group, Ltd.	77,194
12,100	RenaissanceRe Holdings, Ltd.	1,648,262
23,227	Stolt-Nielsen, Ltd.	286,030
26,200	Validus Holdings, Ltd.	1,441,262

112	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Bermuda — continued
1,500	White Mountains Insurance Group, Ltd.	1,254,075
5,000	Wing On Co. International, Ltd.	15,381

	Total Bermuda	14,524,181

	Canada — 4.4%

93,112	Atco, Ltd. Class I	3,100,840
51,000	Bank of Montreal‡	3,672,548
14,000	Bank of Nova Scotia (The)	780,463
68,857	BCE, Inc.	2,977,377
40,200	Canadian Imperial Bank of Commerce	3,284,227
11,100	Canadian Real Estate Investment Trust REIT	383,230
4,000	Canadian Utilities, Ltd. Class A	107,945
98,000	Capital Power Corp.‡	1,697,580
10,200	Cogeco, Inc.	431,411
2,500	Dollarama, Inc.	183,401
200	E-L Financial Corp., Ltd.	109,019
78,800	Emera, Inc.	2,667,113
179,943	First Capital Realty, Inc.	2,773,515
39,700	George Weston, Ltd.	3,362,681
1,708	Granite Real Estate Investment Trust REIT	57,167
61,100	Loblaw Cos., Ltd.	3,227,564
6,200	Manitoba Telecom Services, Inc.‡	175,498
78,400	Maple Leaf Foods, Inc.	1,643,942
200	Morguard Corp.	26,233
174,600	Pure Industrial Real Estate Trust REIT	727,798
81,300	Rogers Communications, Inc. Class B‡	3,139,724
51,700	Royal Bank of Canada	3,503,209
117,000	Shaw Communications, Inc. Class B	2,350,382
27,100	Sun Life Financial, Inc.	1,041,725
42,200	TFI International, Inc.	1,097,914
46,300	Thomson Reuters Corp. (New York Exchange)	2,027,014
73,600	Toronto-Dominion Bank	3,634,310
14,113	Valener, Inc.‡	220,580

	Total Canada	48,404,410

	Denmark — 0.2%

7,900	Carlsberg AS Class B	683,030
27,802	H Lundbeck AS*	1,133,053
19,183	ISS AS	648,726
1,767	Matas AS	24,188
963	Schouw & Co.	71,854

	Total Denmark	2,560,851

	Finland — 0.2%

40,106	Orion OYJ Class B	1,788,943
32,235	Raisio OYJ Class V	121,380
12,320	Tokmanni Group Corp.*	110,453

	Total Finland	2,020,776

See accompanying Notes to the Schedule of Investments.	113

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	France — 1.2%

487	Bongrain SA	34,364
6,521	Caisse Regionale de Credit Agricole Mutuel Nord de France	125,868
1,014	GFI Informatique SA	8,727
1,781	Groupe Guillin	61,427
885	Manutan International	65,062
151,290	Sanofi	12,271,173
1,748	Vetoquinol SA	83,944
3,863	Vilmorin & Cie SA	243,777

	Total France	12,894,342

	Germany — 1.3%

68,779	Celesio AG	1,864,035
799	Fraport AG Frankfurt Airport Services Worldwide	47,337
918	Homag Group AG	40,764
6,693	Hornbach Baumarkt AG	195,335
4,204	Hornbach Holding AG & Co. KGaA	278,022
2,110	KWS Saat SE	627,597
31,806	Merck KGaA	3,326,223
78,113	Rhoen-Klinikum AG	2,114,119
42,903	Salzgitter AG	1,518,203
9,889	SAP SE	863,743
9,414	STADA Arzneimittel AG	488,378
96,747	Suedzucker AG	2,315,376
23,506	Wuestenrot & Wuerttembergische AG	460,281

	Total Germany	14,139,413

	Hong Kong — 0.4%

327,500	CLP Holdings, Ltd.	3,009,664
28,900	Hong Kong & China Gas Co., Ltd.	51,216
26,000	Hong Kong Ferry Holdings Co., Ltd.	29,410
59,500	Hongkong & Shanghai Hotels (The)	65,999
51,500	Hopewell Holdings, Ltd.	177,686
60,000	Liu Chong Hing Investment, Ltd.	80,329
60,000	Miramar Hotel & Investment Co., Ltd.	125,833
397,000	Regal Real Estate Investment Trust REIT	105,482
784,000	Sunlight Real Estate Investment Trust REIT	452,007

	Total Hong Kong	4,097,626

	Ireland — 0.2%

15,100	Accenture Plc Class A	1,768,663
106,989	Hibernia Plc REIT	138,914
134,153	Irish Residential Properties Plc REIT	165,553
5,949	Kerry Group Plc Class A	426,053
51,749	Total Produce Plc	107,254
13,016	UDG Healthcare Plc	107,516

	Total Ireland	2,713,953

114	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Israel — 0.6%

205,853	Amot Investments, Ltd.	873,979
426,581	Bank Hapoalim BM	2,539,324
51,123	Bank Leumi Le-Israel BM*	210,674
1,770	FIBI Holdings, Ltd.	31,227
444,787	Israel Discount Bank, Ltd. Class A*	925,597
105,075	Shufersal, Ltd.	393,146
39,238	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	1,422,378

	Total Israel	6,396,325

	Italy — 0.4%

62,664	Ascopiave Spa	180,042
366,481	Hera Spa	847,309
768,501	Parmalat Spa	2,400,927
88,003	Terna Rete Elettrica Nazionale Spa	403,958

	Total Italy	3,832,236

	Japan — 3.3%

11,300	Aeon Hokkaido Corp.	57,161
37,400	Alpen Co., Ltd.‡	672,421
3,000	AT-Group Co., Ltd.	64,972
101,200	Canon, Inc.	2,858,953
28,800	Chubu Electric Power Co., Inc.	403,227
141,700	Daiichi Sanyko Co., Ltd.	2,905,436
27,000	Dydo Drinco, Inc.	1,407,468
162,300	EDION Corp.‡	1,525,107
1,500	J-Oil Mills, Inc.	51,314
6,000	Joshin Denki Co., Ltd.	50,928
9,800	Kato Sangyo Co., Ltd.	229,970
1,000	KFC Holdings Japan, Ltd.	16,419
33,600	KYORIN Holdings, Inc.	722,212
4,200	Mitsubishi Shokuhin Co., Ltd.	125,134
167,200	Mitsubishi Tanabe Pharma Corp.	3,287,089
6,700	Mochida Pharmaceutical Co., Ltd.	465,872
7,700	MOS Food Services, Inc.	231,723
30,500	Nippon Flour Mills Co., Ltd.	425,198
82,400	Nippon Light Metal Holdings Co., Ltd.	174,500
63,800	Nippon Telegraph & Telephone Corp.	2,686,892
542,000	Nisshin Oillio Group, Ltd. (The)	2,500,073
47,900	NTT DoCoMo, Inc.	1,093,649
16,900	Okinawa Cellular Telephone Co.	504,964
42,500	Okinawa Electric Power Co., Inc. (The)	957,967
73,000	Osaka Gas Co., Ltd.	281,397
32,200	Otsuka Holdings Co., Ltd.	1,406,050
29,200	Shimachu Co., Ltd.	779,852
78,000	Showa Sangyo Co., Ltd.	401,920
43,100	Sumitomo Dainippon Pharma Co., Ltd.	742,753
17,100	Suzuken Co., Ltd.	560,055
33,200	Taisho Pharmaceutical Holdings Co., Ltd.	2,761,092
44,800	Takeda Pharmaceutical Co., Ltd.	1,857,144

See accompanying Notes to the Schedule of Investments.	115

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
26,000	Toppan Printing Co., Ltd.	248,776
38,400	Tsumura & Co.	1,060,128
68,900	Vital KSK Holdings, Inc.	584,824
312,600	Yamada Denki Co., Ltd.	1,688,498
24,100	Yodogawa Steel Works, Ltd.	631,247
5,900	ZERIA Pharmaceutical Co., Ltd.	91,256

	Total Japan	36,513,641

	Luxembourg — 0.1%

89,943	Atento SA*	683,567
596	Millicom International Cellular SA	25,240

	Total Luxembourg	708,807

	Netherlands — 0.7%

3,239	Accell Group	74,852
2,996	ASR Nederland NV*	71,417
45,879	ForFarmers NV*	321,799
40,906	Heineken Holding NV	2,853,650
11,541	Heineken NV	867,439
136,275	QIAGEN NV*	3,818,425

	Total Netherlands	8,007,582

	New Zealand — 2.1%

150,132	Air New Zealand, Ltd.	229,788
709,120	Argosy Property, Ltd.	499,414
582,199	Auckland International Airport, Ltd.	2,537,296
380,765	Chorus, Ltd.‡	1,054,064
645,888	Contact Energy, Ltd.	2,098,760
85,411	Ebos Group, Ltd.	994,603
355,045	Fisher & Paykel Healthcare Corp., Ltd.	2,109,321
94,773	Fonterra Co-operative Group, Ltd.	396,511
137,950	Freightways, Ltd.	649,299
662,719	Genesis Energy, Ltd.	970,439
445,940	Goodman Property Trust REIT	379,364
794,444	Infratil, Ltd.	1,523,406
1,388,432	Kiwi Property Group, Ltd. REIT	1,340,893
68,440	Mainfreight, Ltd.	988,348
953,517	Mercury NZ, Ltd.	1,968,067
171,591	Metlifecare, Ltd.	664,060
290,401	Precinct Properties New Zealand, Ltd.	242,996
189,662	Sky City Entertainment Group, Ltd.	519,748
611,591	Spark New Zealand, Ltd.	1,454,237
268,778	Summerset Group Holdings, Ltd.	877,120
11,949	Tilt Renewables, Ltd.	16,164
11,949	Trustpower, Ltd.	39,494
135,941	Vector, Ltd.	307,125
69,743	Warehouse Group, Ltd. (The)‡	138,601
200,324	Z Energy, Ltd.	1,014,120

	Total New Zealand	23,013,238

116	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Norway — 2.2%

29,731	Aker ASA Class A	1,115,642
20,824	Atea ASA*	192,329
317,581	Austevoll Seafood ASA	3,089,955
215,718	DNB ASA	3,217,839
60,501	Leroy Seafood Group ASA	3,381,511
188,033	Marine Harvest ASA*	3,401,227
764,850	Norsk Hydro ASA	3,669,773
3,384	Olav Thon Eiendomsselskap ASA	62,902
343,961	Orkla ASA	3,124,847
29,440	SpareBank 1 Nord Norge	178,705
40,342	SpareBank 1 SR-Bank ASA	284,719
7,596	Statoil ASA	139,782
139,498	Telenor ASA	2,090,598
1,401	Wilh Wilhelmsen Holding ASA Class A	32,227

	Total Norway	23,982,056

	Panama — 0.0%

6,500	Carnival Corp.	338,390

	Portugal — 0.1%

225,533	REN-Redes Energeticas Nacionais SGPS SA	641,803

	Singapore — 0.5%

57,500	DBS Group Holdings, Ltd.	690,143
210,000	Fortune Real Estate Investment Trust REIT	233,208
53,800	Fraser and Neave, Ltd.	77,831
14,900	Great Eastern Holdings, Ltd.	209,468
15,200	Hong Leong Finance, Ltd.	22,515
52,700	Metro Holdings, Ltd.	36,296
830,800	OUE, Ltd.	1,009,243
310,600	Sheng Siong Group, Ltd.	203,168
31,400	SIA Engineering Co., Ltd.	73,246
39,200	Singapore Airlines, Ltd.	262,383
460,800	SPH REIT	303,011
741,900	StarHub, Ltd.‡	1,443,026
159,300	Venture Corp., Ltd.	1,089,419
126,400	Wilmar International, Ltd.	314,097

	Total Singapore	5,967,054

	Spain — 0.7%

140,725	Ebro Foods SA	2,954,493
151,162	Endesa SA‡	3,208,692
282,252	Iberdrola SA	1,855,895

	Total Spain	8,019,080

	Sweden — 0.8%

9,636	Axfood AB	151,892
106,652	Bonava AB Class B*	1,657,669

See accompanying Notes to the Schedule of Investments.	117

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Sweden — continued

102,048	Cloetta AB Class B	322,389
22,988	Saab AB Class B	861,614
102,697	Svenska Cellulosa AB SCA Class B	2,908,652
101,007	Swedish Match AB	3,222,137

	Total Sweden	9,124,353

	Switzerland — 4.2%

28,900	Allied World Assurance Co. Holdings AG	1,552,219
14,845	Allreal Holding AG*	2,209,916
720	Alpiq Holding AG*	59,861
7,839	ALSO Holding AG*	693,389
106	APG SGA SA	46,620
876	Banque Cantonale de Geneve	256,633
190	Barry Callebaut AG*	232,932
1,090	Bell AG	470,544
170	Berner Kantonalbank AG	30,777
18,242	BKW AG‡	883,966
1,100	Chubb, Ltd.	145,332
4,328	Coca-Cola HBC AG*	94,658
5,726	Flughafen Zuerich AG	1,064,241
845	Galenica AG	955,286
17	Graubuendner Kantonalbank	24,070
2,259	Intershop Holding AG	1,113,552
244	Luzerner Kantonalbank AG*	96,270
27	Metall Zug AG Class B	86,046
4,804	Mobimo Holding AG*	1,204,131
238,764	Nestle SA	17,161,126
179,447	Novartis AG	13,083,114
44	Romande Energie Holding SA	55,630
1,098	St Galler Kantonalbank AG	427,813
32,481	Swiss Prime Site AG*	2,663,739
331	Swisscom AG	148,541
550	Tamedia AG	84,420
2,099	Thurgauer Kantonalbank	182,773
3,589	Valora Holding AG	1,021,418
2,755	Ypsomed Holding AG*	501,476
32	Zug Estates Holding AG Class B*	52,045

	Total Switzerland	46,602,538

	United Kingdom — 7.7%

41,913	Advanced Medical Solutions Group Plc	114,844
20,200	Aon Plc	2,252,906
46,163	AstraZeneca Plc	2,531,207
144,374	Atrium European Real Estate, Ltd.	598,454
82,943	BAE Systems Plc	606,219
372,056	BCA Marketplace Plc	857,398
108,735	Berendsen Plc	1,169,589
50,245	British American Tobacco Plc	2,869,268
230,829	Britvic Plc	1,617,219

118	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	United Kingdom —continued

67,568	BTG Plc*	492,593
1,502	Carnival Plc	76,558
448,311	Centrica Plc	1,296,809
83,025	Compass Group Plc	1,539,873
10,959	Cranswick Plc	317,277
7,565	Dechra Pharmaceuticals Plc	125,726
118,050	Diageo Plc	3,077,824
29,881	EMIS Group Plc	356,117
20,842	Enterprise Inns Plc*	31,290
6,588	Gamma Communications Plc	37,975
171,031	GlaxoSmithKline Plc	3,301,043
15,264	Headlam Group Plc	91,994
24,417	Hill & Smith Holdings Plc	361,749
66,623	Imperial Brands Plc	2,916,281
152,166	International Game Technology Plc	3,883,276
404,739	J Sainsbury Plc	1,246,788
237,580	JD Sports Fashion Plc	933,245
18,412	John Menzies Plc	135,595
173,645	Kcom Group Plc	203,300
144,494	Kennedy Wilson Europe Real Estate Plc	1,712,236
719,538	Kingfisher Plc	3,114,506
14,341,878	Lloyds Banking Group Plc	11,077,731
252,640	Melrose Industries Plc	617,325
246,219	National Grid Plc	2,895,152
18,738	QinetiQ Group Plc	60,848
37,130	Reckitt Benckiser Group Plc	3,159,274
106,207	RELX Plc	1,901,590
1,087,037	Rentokil Initial Plc	2,984,583
11,227	Secure Income Plc REIT*	43,768
15,809	Severn Trent Plc	434,054
171,079	Smith & Nephew Plc	2,581,117
156,184	SSE Plc	2,997,114
68,745	Tate & Lyle Plc	600,984
6,781	TBC Bank Group Plc*	121,662
4,979,679	Tesco Plc*	12,727,765
658,218	Tritax Big Box Plc REIT	1,134,591
12,470	Ultra Electronics Holdings Plc	299,080
1,142,674	Vodafone Group Plc	2,821,771

	Total United Kingdom	84,327,568

	United States — 54.3%

18,800	3M Co.	3,357,116
11,700	Adobe Systems, Inc.*	1,204,515
4,600	Alexandria Real Estate Equities, Inc. REIT	511,198
2,100	Alleghany Corp.*	1,277,052
30,200	Allstate Corp. (The)	2,238,424
8,911	Alphabet, Inc. Class A*	7,061,522
22,906	Alphabet, Inc. Class C*	17,679,309
62,800	Altria Group, Inc.	4,246,536

See accompanying Notes to the Schedule of Investments.	119

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	United States — continued

2,500	Amazon.com, Inc.*	1,874,675
33,300	Amdocs, Ltd.	1,939,725
31,700	Ameren Corp.	1,662,982
32,200	American Campus Communities, Inc. REIT	1,602,594
33,700	American Electric Power Co., Inc.	2,121,752
21,100	American Financial Group, Inc.	1,859,332
178,300	Annaly Capital Management, Inc. REIT	1,777,651
15,300	ANSYS, Inc.*	1,415,097
54,000	Apple Hospitality, Inc. REIT	1,078,920
244,989	Apple, Inc.	28,374,626
30,100	Applied Materials, Inc.	971,327
54,500	Aramark	1,946,740
4,500	Archer-Daniels-Midland Co.	205,425
4,600	Arrow Electronics, Inc.*	327,980
37,800	Arthur J. Gallagher & Co.	1,964,088
104,000	AT&T, Inc.	4,423,120
17,200	Atmos Energy Corp.	1,275,380
1,900	AutoZone, Inc.*	1,500,601
19,100	Bank of Hawaii Corp.	1,693,979
27,900	Baxter International, Inc.	1,237,086
13,400	Becton Dickinson and Co.	2,218,370
1,200	Berkshire Hathaway, Inc. Class B*	195,576
18,400	Boeing Co. (The)	2,864,512
26,900	Brinker International, Inc.	1,332,357
41,900	Brown & Brown, Inc.	1,879,634
13,800	Bruker Corp.	292,284
58,600	CA, Inc.	1,861,722
2,200	Cable One, Inc.	1,367,806
14,200	Cabot Corp.	717,668
26,100	Campbell Soup Co.	1,578,267
31,300	Cardinal Health, Inc.	2,252,661
18,300	Carlisle Cos., Inc.	2,018,307
34,400	CDK Global, Inc.	2,053,336
47,400	Centerpoint Energy, Inc.	1,167,936
19,400	CH Robinson Worldwide, Inc.	1,421,244
63,200	Chimera Investment Corp. REIT	1,075,664
35,000	Cinemark Holdings, Inc.	1,342,600
12,200	Clean Harbors, Inc.*	678,930
17,100	Clorox Co. (The)	2,052,342
12,300	Colgate-Palmolive Co.	804,912
30,400	Columbia Property Trust, Inc. REIT	656,640
55,100	Comcast Corp. Class A	3,804,655
31,513	Commerce Bancshares, Inc.	1,821,766
14,400	Conagra Brands, Inc.	569,520
25,100	Consolidated Edison, Inc.	1,849,368
6,700	Constellation Brands, Inc. Class A	1,027,177
5,600	Cooper Cos. (The), Inc.	979,608
34,600	Copart, Inc.*	1,917,186
32,600	Corporate Office Properties Trust REIT	1,017,772
66,999	Costco Wholesale Corp.	10,727,210

120	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	United States — continued

8,900	CR Bard, Inc.	1,999,474
224,070	CVS Health Corp.	17,681,364
24,200	Danaher Corp.	1,883,728
30,400	Darden Restaurants, Inc.	2,210,688
16,500	Digital Realty Trust, Inc. REIT	1,621,290
700	Domino’s Pizza, Inc.	111,468
22,300	Dr Pepper Snapple Group, Inc.	2,021,941
21,600	DTE Energy Co.	2,127,816
581,807	eBay, Inc.*	17,273,850
28,100	Edison International	2,022,919
27,200	Eli Lilly & Co.	2,000,560
12,700	Entergy Corp.	933,069
3,600	EPR Properties REIT	258,372
17,100	Equity LifeStyle Properties, Inc. REIT	1,232,910
4,100	Erie Indemnity Co. Class A	461,045
5,500	Essex Property Trust, Inc. REIT	1,278,750
44,600	Exelon Corp.	1,582,854
1,200	Express Scripts Holding Co.*	82,548
11,800	Exxon Mobil Corp.	1,065,068
4,100	F5 Networks, Inc.*	593,352
131,535	Facebook, Inc. Class A*	15,133,102
12,400	FedEx Corp.	2,308,880
59,800	FirstEnergy Corp.	1,852,006
5,300	Fiserv, Inc.*	563,284
15,700	General Dynamics Corp.	2,710,762
34,400	General Mills, Inc.	2,124,888
14,400	Hanover Insurance Group (The), Inc.	1,310,544
13,300	Hawaiian Electric Industries, Inc.	439,831
147,446	HCA Holdings, Inc.* ‡	10,913,953
35,200	Healthcare Trust of America, Inc. REIT Class A	1,024,672
14,200	Hershey Co. (The)	1,468,706
8,200	Highwoods Properties, Inc. REIT	418,282
10,100	Hill-Rom Holdings, Inc.	567,014
8,200	Hologic, Inc.*	328,984
23,900	Home Depot, Inc. (The)	3,204,512
26,300	Honeywell International, Inc.	3,046,855
13,800	Hormel Foods Corp.	480,378
43,900	Hospitality Properties Trust REIT	1,393,386
11,900	Huntington Ingalls Industries, Inc.	2,191,861
4,100	IAC/InterActiveCorp	265,639
15,900	Ingredion, Inc.	1,986,864
358,305	Intel Corp.	12,995,722
2,700	IntercontinentalExchange Group, Inc.	152,334
24,800	International Business Machines Corp.	4,116,552
20,600	Intuit, Inc.	2,360,966
10,400	Jack Henry & Associates, Inc.	923,312
15,300	JM Smucker Co. (The)	1,959,318
38,200	Johnson & Johnson	4,401,022
22,500	Kellogg Co.	1,658,475
2,000	Kimberly-Clark Corp.	228,240

See accompanying Notes to the Schedule of Investments.	121

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	United States — continued

5,900	Kla-Tencor Corp.	464,212
16,200	Landstar System, Inc.	1,381,860
8,700	Liberty Property Trust REIT	343,650
10,800	Lockheed Martin Corp.	2,699,352
310,127	Lowe’s Cos., Inc.	22,056,232
11,200	M&T Bank Corp.	1,752,016
22,700	Macquarie Infrastructure Corp.	1,854,590
147,384	Mastercard, Inc. Class A	15,217,398
1,700	Maxim Integrated Products, Inc.	65,569
3,300	McCormick & Co., Inc.	307,989
149,432	McDonald’s Corp.	18,188,863
48,700	Merck & Co., Inc.	2,866,969
90,100	MFA Financial, Inc. REIT	687,463
383,361	Microsoft Corp.	23,822,053
263	Mid-America Apartment Communities, Inc. REIT	25,753
7,200	Morningstar, Inc.	529,632
27,000	Motorola Solutions, Inc.	2,238,030
8,700	Murphy USA, Inc.*	534,789
24,200	National Instruments Corp.	745,844
25,700	New York Community Bancorp, Inc.	408,887
6,500	Newmont Mining Corp.	221,455
18,200	NextEra Energy, Inc.	2,174,172
24,000	Northern Trust Corp.	2,137,200
9,500	Northrop Grumman Corp.	2,209,510
200	NVR, Inc.*	333,800
5,900	O’Reilly Automotive, Inc.*	1,642,619
23,700	Omnicom Group, Inc.	2,017,107
445,358	Oracle Corp.	17,124,015
1,600	PacWest Bancorp	87,104
8,400	Panera Bread Co. Class A*	1,722,756
348,339	PayPal Holdings, Inc.*	13,748,940
31,200	PepsiCo, Inc.	3,264,456
78,400	Pfizer, Inc.	2,546,432
34,500	PG&E Corp.	2,096,565
44,200	Philip Morris International, Inc.	4,043,858
45,600	Piedmont Office Realty Trust, Inc. REIT Class A	953,496
17,400	Pinnacle Foods, Inc.	930,030
4,000	Pinnacle West Capital Corp.	312,120
14,200	Pool Corp.	1,481,628
200	Priceline Group (The), Inc.*	293,212
41,800	Procter & Gamble Co. (The)	3,514,544
37,300	Progressive Corp. (The)	1,324,150
24,500	Public Service Enterprise Group, Inc.	1,075,060
150,171	QUALCOMM, Inc.	9,791,149
17,600	Raytheon Co.	2,499,200
33,000	Regal Entertainment Group Class A	679,800
37,200	Republic Services, Inc.	2,122,260
24,200	Retail Properties of America, Inc. REIT Class A	370,986
17,400	RPM International, Inc.	936,642
62,200	Senior Housing Properties Trust REIT	1,177,446

122	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Shares	Description	Value ($)

	United States — continued

1,900	Simon Property Group, Inc. REIT	337,573
47,200	Starbucks Corp.	2,620,544
59,200	Starwood Property Trust, Inc. REIT	1,299,440
17,600	Stryker Corp.	2,108,656
15,700	Sun Communities, Inc. REIT	1,202,777
44,300	SunTrust Banks, Inc.	2,429,855
34,600	Synopsys, Inc.*	2,036,556
44,500	Sysco Corp.	2,463,965
141,756	Target Corp.‡	10,239,036
71,700	TCF Financial Corp.	1,404,603
6,100	Teleflex, Inc.	983,015
14,200	Telephone & Data Systems, Inc.	409,954
29,100	Texas Instruments, Inc.	2,123,427
18,400	TFS Financial Corp.	350,336
14,500	Thermo Fisher Scientific, Inc.	2,045,950
8,900	Travelers Cos., Inc. (The)	1,089,538
11,000	Tupperware Brands Corp.	578,820
30,900	Tyson Foods, Inc. Class A	1,905,912
30,700	UGI Corp.	1,414,656
24,400	United Parcel Service, Inc. Class B	2,797,216
21,800	UnitedHealth Group, Inc.	3,488,872
38,600	US Bancorp	1,982,882
17,300	Varian Medical Systems, Inc.*	1,553,194
30,500	Vectren Corp.	1,590,575
20,000	Ventas, Inc. REIT	1,250,400
81,800	Verizon Communications, Inc.	4,366,484
260,702	Visa, Inc. Class A‡	20,339,970
35,600	VWR Corp.*	891,068
46,100	Wal-Mart Stores, Inc.	3,186,432
32,200	Waste Management, Inc.	2,283,302
354,779	Wells Fargo & Co.	19,551,871
23,400	WP Carey, Inc. REIT	1,382,706
3,300	Xcel Energy, Inc.	134,310
245,987	Yum China Holdings, Inc.*	6,425,180
245,987	Yum! Brands, Inc.	15,578,357
16,800	Zimmer Biomet Holdings, Inc.	1,733,760

	Total United States	595,953,247

	TOTAL COMMON STOCKS (COST $942,614,267)	1,001,024,430

	PREFERRED STOCKS — 0.3%

	Germany — 0.3%

26,000	Henkel AG & Co. KGaA, 1.30%	3,105,711

	Japan — 0.0%

199	Shinkin Central Bank, 2.81% Class A	396,516

	Sweden — 0.0%

3,915	Akelius Residential Property AB, 6.61%	131,224

	TOTAL PREFERRED STOCKS (COST $3,320,313)	3,633,451

See accompanying Notes to the Schedule of Investments.	123

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 9.0%

	Bank Deposit — 8.2%

90,473,715	State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/03/17	90,473,715

	Securities Lending Collateral — 0.6%

6,425,280	State Street Institutional U.S. Government Money Market Fund, Premier Class**	6,425,280

	U.S. Government and Agency Obligations — 0.2%

1,600,000	United States Treasury Bill, 0.52%, due 04/27/17*** ‡‡	1,597,277

	TOTAL SHORT-TERM INVESTMENTS (COST $98,496,727)	98,496,272

	TOTAL INVESTMENTS — 100.4% (Cost $1,044,431,307)	1,103,154,153

	Other Assets and Liabilities (net) — (0.4)%	(4,880,725)

	NET ASSETS — 100.0%	$1,098,273,428

Notes to Schedule of Investments:

ADR — American Depository Receipt

REIT — Real Estate Investment Trust

*	Non-income producing security

**	Represents an investment of securities lending cash collateral.

***	All or a portion of this security is held for open futures collateral.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

124	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
18	Canadian Dollar	March 2017	$1,339,470	$(37,650)
99	MSCI EAFE E-mini Index	March 2017	8,294,220	(85,083)
126	S&P 500 E-mini Index	March 2017	14,088,060	(73,049)
10	S&P/TSX 60 Index	March 2017	1,337,609	(424)

				$(196,206)

See accompanying Notes to the Schedule of Investments.	125

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Retail	12.3
Food	8.1
Pharmaceuticals	6.9
Banks	6.5
Electric	5.6
Internet	5.5
Software	4.8
Telecommunications	4.0
Commercial Services	3.7
Computers	3.6
Insurance	2.7
Real Estate	2.6
REITS	2.2
Diversified Financial Services	1.9
Health Care — Products	1.9
Agriculture	1.8
Health Care — Services	1.7
Beverages	1.6
Semiconductors	1.5
Aerospace & Defense	1.3
Transportation	1.2
Media	1.0
Household Products & Wares	0.8
Miscellaneous — Manufacturing	0.8
Electronics	0.7
Entertainment	0.5
Environmental Control	0.5
Gas	0.5
Iron & Steel	0.5
Oil & Gas	0.5
Biotechnology	0.4
Chemicals	0.4
Cosmetics & Personal Care	0.4
Engineering & Construction	0.4
Metal Fabricate & Hardware	0.4
Forest Products & Paper	0.3
Machinery — Diversified	0.3
Mining	0.3
Advertising	0.2
Distribution & Wholesale	0.2
Investment Companies	0.2
Shipbuilding	0.2
Food Service	0.1
Holding Companies — Diversified	0.1
Housewares	0.1
Lodging	0.1
Packaging & Containers	0.1
Airlines	0.0
Energy-Alternate Sources	0.0
Home Builders	0.0
Leisure Time	0.0

126	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

December 31, 2016 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Savings & Loans	0.0
Water	0.0
Short-Term Investments and Other Assets and Liabilities (net)	8.6

100.0%

See accompanying Notes to the Schedule of Investments.	127

Mercer Funds

Notes to Financial Statements

December 31, 2016 (Unaudited)

1.	Organization

Mercer Funds (the “Trust”) consists of the following seven series: Mercer US Large Cap Equity Fund (“Large Cap”) (formerly Mercer US Large Cap Growth Equity Fund), Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap”) (formerly Mercer US Small/Mid Cap Growth Equity Fund), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”), Mercer Emerging Markets Equity Fund (“Emerging Markets”) and Mercer Global Low Volatility Equity Fund (“Global Low Volatility”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds’ investment advisor is Mercer Investment Management, Inc. (the “Advisor”). The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund’s assets. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services — Investment Companies.

Under the 1940 Act, each Fund is classified as “diversified”, with the exception of Opportunistic Fixed. Opportunistic Fixed is classified as “non-diversified” under the 1940 Act, as amended, and may invest a larger percentage of its assets in fewer issuers than diversified funds.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap	Long-term total return, which includes capital appreciation and income
Small/Mid Cap	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Fixed	Total return, consisting of both current income and capital appreciation
Opportunistic Fixed	Long-term total return, which includes capital appreciation and income
Emerging Markets	Long-term total return, which includes capital appreciation and income
Global Low Volatility	Long-term total return, which includes capital appreciation and income

Each Fund has registered and is authorized to offer interests in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of December 31, 2016, only the Class Y-3 shares of each Fund had commenced operations.

2.	Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a)  Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities listed on an exchange normally are valued at the last sale

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2016 (Unaudited)

or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market for such securities. Securities traded in the over-the-counter (“OTC”) market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price; other OTC securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board of Trustees of the Trust (the “Board”) has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

Certain fixed-income securities may be valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Board. Each Fund values its investments for which market quotations are readily available at market value. Each Fund may value short-term investments that will mature within 60 days or less by using pricing service quotations or at amortized cost, provided that such amortized cost approximates market value.

Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. OTC derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.

Senior secured floating rate loans and senior secured floating rate debt securities are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

The Board has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board.

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that a Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. A Fund’s value for a particular security may be different from the last quoted market price.

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2016 (Unaudited)

The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, Large Cap and Small/Mid Cap held long-term investments whose value was determined using Level 1 inputs, with corresponding major categories as shown in the schedule of investments, Futures Contracts whose value was determined using Level 1 inputs and short-term investment positions in a Euro Time Deposit, State Street Institutional U.S. Government Money Market Fund, Premier Class and a United States Treasury Bill, as shown in the schedule of investments, whose value was determined using Level 2 inputs.

The following is a summary of the inputs used as of December 31, 2016 in valuing the assets and liabilities of Non-US Core Equity, Core Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility for which fair valuation was used:

Non-US Core Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$90,096,474	$0	*	$—	$90,096,474
Austria	20,473,606	—		—	20,473,606
Belgium	16,715,699	—		—	16,715,699
Bermuda	3,882,388	—		—	3,882,388
Brazil	2,361,121	—		—	2,361,121
Canada	22,500,103	—		—	22,500,103
Cayman Islands	36,261,889	—		—	36,261,889
China	2,606,477	—		—	2,606,477
Denmark	34,727,221	—		—	34,727,221
Faroe Islands	683,075	—		—	683,075
Finland	22,781,993	—		—	22,781,993
France	178,616,057	—		—	178,616,057
Germany	186,688,381	—		—	186,688,381
Gibraltar	321,642	—		—	321,642
Hong Kong	20,604,380	—		—	20,604,380
Hungary	3,005,689	—		—	3,005,689
India	12,478,389	—		—	12,478,389
Indonesia	9,096,634	—		—	9,096,634
Ireland	16,784,090	—		—	16,784,090
Isle Of Man	2,012,796	—		—	2,012,796
Israel	5,791,532	—		—	5,791,532

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2016 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Italy	$19,236,828	$—	$—		$19,236,828
Japan	427,541,372	—	—		427,541,372
Luxembourg	14,308,427	—	—		14,308,427
Malaysia	2,319,868	—	—		2,319,868
Malta	1,821,104	—	—		1,821,104
Mauritius	789,757	—	—		789,757
Mexico	9,090,867	—	—		9,090,867
Netherlands	67,383,603	—	—		67,383,603
New Zealand	8,650,758	—	—		8,650,758
Norway	18,756,355	—	—		18,756,355
Philippines	623,503	—	—		623,503
Poland	1,060,804	—	—		1,060,804
Portugal	12,072,101	—	0	**	12,072,101
Russia	3,926,749	—	—		3,926,749
Singapore	5,272,667	—	—		5,272,667
South Africa	1,418,086	—	—		1,418,086
South Korea	7,164,798	—	—		7,164,798
Spain	34,642,922	—	0	**	34,642,922
Sweden	53,847,690	—	—		53,847,690
Switzerland	161,190,635	—	—		161,190,635
Taiwan	12,126,689	—	—		12,126,689
Thailand	2,309,671	—	—		2,309,671
Turkey	830,193	—	—		830,193
United Kingdom	350,246,687	—	—		350,246,687
United States	43,741,356	—	—		43,741,356

Total Common Stocks	1,948,863,126	0	0		1,948,863,126

Investment Companies
United States	19,485,434	—	—		19,485,434

Total Investment Companies	19,485,434	—	—		19,485,434

Preferred Stocks
Brazil	2,036,126	—	—		2,036,126
Germany	16,668,108	—	—		16,668,108

Total Preferred Stocks	18,704,234	—	—		18,704,234

Rights
Spain	62,989	—	—		62,989

Total Rights	62,989	—	—		62,989

Short-Term Investments
Bank Deposits	—	95,792,874	—		95,792,874
Securities Lending Collateral	—	13,847,344	—		13,847,344
U.S. Government and Agency Obligations	—	4,695,960	—		4,695,960

Total Short-Term Investments	—	114,336,178	—		114,336,178

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2016 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†
Sales	$—	$2,393,382	$—	$2,393,382

Total Forward Foreign Currency Contracts	—	2,393,382	—	2,393,382

Total	$1,987,115,783	$116,729,560	$0	$2,103,845,343

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†
Buys	$—	$(297,065)	$—	$(297,065)

Total Forward Foreign Currency Contracts	—	(297,065)	—	(297,065)

Futures Contracts†
Buys	(791,891)	—	—	(791,891)

Total Futures Contracts	(791,891)	—	—	(791,891)

Total	$(791,891)	$(297,065)	$—	$(1,088,956)

*	Represents one or more Level 2 securities at $0 value as of December 31, 2016.
**	Represents one or more Level 3 securities at $0 value as of December 31, 2016.
†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Core Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$116,037,617	$—		$116,037,617
Corporate Debt	—	339,813,338	0	**	339,813,338
Mortgage Backed Securities - Private Issuers	—	80,947,510	—		80,947,510
Mortgage Backed Securities - U.S. Government Agency Obligations	—	206,935,615	—		206,935,615
Municipal Obligations	—	10,084,169	—		10,084,169
Sovereign Debt Obligations	—	8,158,639	—		8,158,639

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2016 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government and Agency Obligations	$—	$99,476,701	$—	$99,476,701

Total Debt Obligations	—	861,453,589	0	861,453,589

Short-Term Investments
Bank Deposits	—	26,595,665	—	26,595,665
Securities Lending Collateral	—	10,888,040	—	10,888,040
U.S. Government and Agency Obligations	—	4,169,449	—	4,169,449

Total Short-Term Investments	—	41,653,154	—	41,653,154

Futures Contracts†
Buys	8,622	—	—	8,622
Sales	2,870	—	—	2,870

Total Futures Contracts	11,492	—	—	11,492

Swaps
Centrally Cleared Interest Rate Swaps†	—	631,637	—	631,637
Centrally Cleared Interest Rate (Basis) Swaps†	—	24,075	—	24,075
Centrally Cleared Credit Default Swaps†	—	29,718	—	29,718

Total Swaps	—	685,430	—	685,430

Total	$11,492	$903,792,173	$0	$903,803,665

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(216,127)	$—	$—	$(216,127)

Total Futures Contracts	(216,127)	—	—	(216,127)

Swaps
Centrally Cleared Interest Rate Swaps†	—	(195,193)	—	(195,193)

Total Swaps	—	(195,193)	—	(195,193)

Total	$(216,127)	$(195,193)	$—	$(411,320)

**	Represents one or more Level 3 securities at $0 value as of December 31, 2016.
†	Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation.

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2016 (Unaudited)

Opportunistic Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Corporate Debt	$—	$265,126,632		$—	$265,126,632
Sovereign Debt Obligations	—	235,334,258		—	235,334,258

Total Debt Obligations	—	500,460,890		—	500,460,890

Common Stocks
Electric	530,891	—		—	530,891
Oil & Gas	725,188	550,492		—	1,275,680

Total Common Stocks	1,256,079	550,492		—	1,806,571

Warrants
Oil & Gas	8,038	0	*	—	8,038

Total Warrants	8,038	0		—	8,038

Short-Term Investments
Bank Deposits	—	5,165,366		—	5,165,366
Securities Lending Collateral	—	28,620,695		—	28,620,695

Total Short-Term Investments	—	33,786,061		—	33,786,061

Forward Foreign Currency Contracts†
Buys	—	2,023,039		—	2,023,039
Sales	—	1,569,496		—	1,569,496

Total Forward Foreign Currency Contracts	—	3,592,535		—	3,592,535

Futures Contracts†
Sales	2,080	—		—	2,080

Total Futures Contracts	2,080	—		—	2,080

Total	$1,266,197	$538,389,978		$—	$539,656,175

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†
Buys	$—	$(672,096)	$—	$(672,096)
Sales	—	(993,325)	—	(993,325)
Cross-Currency Forwards	—	(108,040)	—	(108,040)

Total Forward Foreign Currency Contracts	—	(1,773,461)	—	(1,773,461)

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2016 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(119,129)	$—	$—	$(119,129)

Total Futures Contracts	(119,129)	—	—	(119,129)

Total	$(119,129)	$(1,773,461)	$—	$(1,892,590)

*	Represents one or more Level 2 securities at $0 value as of December 31, 2016.
†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Austria	$1,432,320	$—	$—	$1,432,320
Bermuda	16,070,706	—	—	16,070,706
Brazil	63,159,365	—	—	63,159,365
Cayman Islands	105,181,832	—	—	105,181,832
Chile	10,949,449	—	—	10,949,449
China	127,294,123	—	—	127,294,123
Colombia	1,909,583	—	—	1,909,583
Czech Republic	1,417,409	—	—	1,417,409
France	2,187,625	—	—	2,187,625
Hong Kong	54,542,501	—	—	54,542,501
Hungary	15,569,691	—	—	15,569,691
India	101,802,136	—	—	101,802,136
Indonesia	36,718,710	—	—	36,718,710
Japan	2,591,225	—	—	2,591,225
Luxembourg	3,669,858	—	—	3,669,858
Malaysia	17,559,552	—	—	17,559,552
Mexico	38,119,442	—	—	38,119,442
Netherlands	4,440,422	—	—	4,440,422
Philippines	6,907,235	—	—	6,907,235
Poland	7,160,474	—	—	7,160,474
Qatar	5,178,721	—	—	5,178,721
Romania	456,141	—	—	456,141
Russia	34,186,432	—	—	34,186,432
Singapore	8,001,272	—	—	8,001,272
South Africa	69,674,971	—	—	69,674,971
South Korea	152,476,531	—	—	152,476,531
Sweden	1,005,102	—	—	1,005,102
Switzerland	6,538,730	—	—	6,538,730
Taiwan	142,724,330	—	—	142,724,330
Thailand	19,155,403	19,230,823	—	38,386,226

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2016 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Turkey	$15,874,279	$—	$—	$15,874,279
United Arab Emirates	12,627,892	—	—	12,627,892
United Kingdom	17,774,127	—	—	17,774,127
United States	20,218,959	—	—	20,218,959

Total Common Stocks	1,124,576,548	19,230,823	—	1,143,807,371

Preferred Stocks
Brazil	38,504,950	—	—	38,504,950
Colombia	550,019	—	—	550,019
Germany	1,533,990	—	—	1,533,990

Total Preferred Stocks	40,588,959	—	—	40,588,959

Rights
Qatar	—	32,512	—	32,512

Total Rights	—	32,512	—	32,512

Short-Term Investments
Bank Deposits	—	74,735,502	—	74,735,502
Investment Fund	—	8,936,185	—	8,936,185
Securities Lending Collateral	—	14,710,398	—	14,710,398
U.S. Government and Agency Obligations	—	3,397,077	—	3,397,077

Total Short-Term Investments	—	101,779,162	—	101,779,162

Forward Foreign Currency Contracts†
Buys	—	3,576,012	—	3,576,012
Sales	—	1,283,624	—	1,283,624

Total Forward Foreign Currency Contracts	—	4,859,636	—	4,859,636

Futures Contracts†
Buys	167,386	—	—	167,386
Sales	150,968	—	—	150,968

Total Futures Contracts	318,354	—	—	318,354

Synthetic Futures	—	1,204,549	—	1,204,549

Total	$1,165,483,861	$127,106,682	$—	$1,292,590,543

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2016 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†
Buys	$—	$(411,711)	$—	$(411,711)
Sales	—	(898,832)	—	(898,832)

Total Forward Foreign Currency Contracts	—	(1,310,543)	—	(1,310,543)

Futures Contracts†
Buys	(119,196)	—	—	(119,196)
Sales	(483,003)	—	—	(483,003)

Total Futures Contracts	(602,199)	—	—	(602,199)

Synthetic Futures	—	(172,297)	—	(172,297)

Total	$(602,199)	$(1,482,840)	$—	$(2,085,039)

†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Global Low Volatility

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$12,876,484	$—	$—	$12,876,484
Austria	29,720,164	—	—	29,720,164
Belgium	3,644,312	—	—	3,644,312
Bermuda	14,524,181	—	—	14,524,181
Canada	48,295,391	109,019	—	48,404,410
Denmark	2,560,851	—	—	2,560,851
Finland	2,020,776	—	—	2,020,776
France	12,894,342	—	—	12,894,342
Germany	14,139,413	—	—	14,139,413
Hong Kong	4,097,626	—	—	4,097,626
Ireland	2,713,953	—	—	2,713,953
Israel	6,396,325	—	—	6,396,325
Italy	3,832,236	—	—	3,832,236
Japan	36,513,641	—	—	36,513,641
Luxembourg	708,807	—	—	708,807
Netherlands	8,007,582	—	—	8,007,582
New Zealand	23,013,238	—	—	23,013,238
Norway	23,982,056	—	—	23,982,056
Panama	338,390	—	—	338,390
Portugal	641,803	—	—	641,803
Singapore	5,967,054	—	—	5,967,054

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2016 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Spain	$8,019,080	$—	$—	$8,019,080
Sweden	9,124,353	—	—	9,124,353
Switzerland	46,602,538	—	—	46,602,538
United Kingdom	84,327,568	—	—	84,327,568
United States	595,953,247	—	—	595,953,247

Total Common Stocks	1,000,915,411	109,019	—	1,001,024,430

Preferred Stocks
Germany	3,105,711	—	—	3,105,711
Japan	396,516	—	—	396,516
Sweden	131,224	—	—	131,224

Total Preferred Stocks	3,633,451	—	—	3,633,451

Short-Term Investments
Bank Deposits	—	90,473,715	—	90,473,715
Securities Lending Collateral	—	6,425,280	—	6,425,280
U.S. Government and Agency Obligations	—	1,597,277	—	1,597,277

Total Short-Term Investments	—	98,496,272	—	98,496,272

Total	$1,004,548,862	$98,605,291	$—	$1,103,154,153

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(196,206)	$—	$—	$(196,206)

Total Futures Contracts	(196,206)	—	—	(196,206)

Total	$(196,206)	$—	$—	$(196,206)

†	Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2016 (Unaudited)

The following tables show transfers between Level 1 and Level 2 of the fair value hierarchy:

Global Low Volatility

	Transfers In				Transfers Out
	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs		Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs
Common Stocks	$64,972	**	$109,019	*	$109,019	*	$64,972	**

*	Transfers occurred between Level 1 and Level 2 as a result of securities not receiving an exchange traded price.
**	Transfers occurred between Level 1 and Level 2 as a result of securities receiving an exchange traded price.

For financial statement reporting purposes, the Funds recognize transfers between Levels as of the end of the reporting period.

The following tables include a rollforward of the amounts for the period ended December 31, 2016 for financial instruments classified as Level 3:

Non-US Core Equity

Investments in Securities	Balance as of March 31, 2016		Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Purchases	Balance as of December 31, 2016		Change in Unrealized Appreciation (Depreciation) from Investments Held at December 31, 2016
COMMON STOCKS
Portugal	$0	^	$—	$—	$—	$—	$0	^^	$—
Spain	0	^	—	—	—	—	0	^^	—

Total	$0	^	$—	$—	$—	$—	$0	^^	$—

^	Represents one security at $0 value as of March 31, 2016.
^^	Represents one security at $0 value as of December 31, 2016.

Core Fixed

Investments in Securities	Balance as of March 31, 2016		Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Purchases/ Sales	Balance as of December 31, 2016		Change in Unrealized Appreciation (Depreciation) from Investments Held at December 31, 2016
DEBT OBLIGATIONS
Corporate Debt	$0	^	$—	$—	$—	$—	$0	^^	$—

Total	$0	^	$—	$—	$—	$—	$0	^^	$—

^	Represents one security at $0 value as of March 31, 2016.
^^	Represents one security at $0 value as of December 31, 2016.

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2016 (Unaudited)

Investments in Derivative Instruments

Non-US Core Equity, Emerging Markets and Global Low Volatility held rights during the period as a result of corporate actions. Small/Mid Cap, Opportunistic Fixed and Global Low Volatility held warrants during the period as a result of corporate actions.

At December 31, 2016 and during the period then ended, the Funds had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Large Cap

LIABILITY DERIVATIVES

	Equity Risk	Total
Futures Contracts(3)	$(74,688)	$(74,688)

Total Value	$(74,688)	$(74,688)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)
	Equity Risk	Total
Futures Contracts	110	110

Small/Mid Cap
LIABILITY DERIVATIVES
	Equity Risk	Total
Futures Contracts(3)	$(430,391)	$(430,391)

Total Value	$(430,391)	$(430,391)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)
	Equity Risk	Total
Warrants	27,862	27,862
Futures Contracts	186	186

Non-US Core Equity

ASSET DERIVATIVES

	Foreign Currency Risk	Equity Risk	Total
Rights(1)	$—	$62,989	$62,989
Forward Foreign Currency Contracts(2)	2,393,382	—	2,393,382

Total Value	$2,393,382	$62,989	$2,456,371

LIABILITY DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(3)	$—	$(791,891)	$(791,891)
Forward Foreign Currency Contracts(2)	(297,065)	—	(297,065)

Total Value	$(297,065)	$(791,891)	$(1,088,956)

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2016 (Unaudited)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)

	Foreign Currency Risk	Equity Risk	Total
Rights	—	216,029	216,029
Futures Contracts	—	1,012	1,012
Forward Foreign Currency Contracts	(11,600,035)	—	(11,600,035)

Core Fixed

ASSET DERIVATIVES

	Credit Risk	Interest Rate Risk	Total
Futures Contracts(3)	$—	$11,492	$11,492
Centrally Cleared Swap Contracts** (4)	29,718	655,712	685,430

Total Value	$29,718	$667,204	$696,922

LIABILITY DERIVATIVES

	Credit Risk	Interest Rate Risk	Total
Futures Contracts(3)	$—	$(216,127)	$(216,127)
Centrally Cleared Swap Contracts** (4)	—	(195,193)	(195,193)

Total Value	$—	$(411,320)	$(411,320)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)

	Credit Risk	Interest Rate Risk	Total
Swaps Contracts	17,000,000	60,186,298	77,186,298
Futures Contracts	—	686	686

Opportunistic Fixed

ASSET DERIVATIVES

	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Warrants(1)	$—	$—	$8,038	$8,038
Futures Contracts(3)	—	2,080	—	2,080
Forward Foreign Currency Contracts(2)	3,592,535	—	—	3,592,535

Total Value	$3,592,535	$2,080	$8,038	$3,602,653

LIABILITY DERIVATIVES

	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Futures Contracts(3)	$—	$(119,129)	$—	$(119,129)
Forward Foreign Currency Contracts(2) †	(1,773,461)	—	—	(1,773,461)

Total Value	$(1,773,461)	$(119,129)	$—	$(1,892,590)

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2016 (Unaudited)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)

	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Warrants	—	—	5,107	5,107
Futures Contracts	—	1,930	—	1,930
Forward Foreign Currency Contracts†	(3,627,957)	—	—	(3,627,957)

Emerging Markets

ASSET DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Rights(1)	$—	$32,512	$32,512
Futures Contracts(3) ††	—	1,522,903	1,522,903
Forward Foreign Currency Contracts(2)	4,859,636	—	4,859,636

Total Value	$4,859,636	$1,555,415	$6,415,051

LIABILITY DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(3) ††	$—	$(774,496)	$(774,496)
Forward Foreign Currency Contracts(2)	(1,310,543)	—	(1,310,543)

Total Value	$(1,310,543)	$(774,496)	$(2,085,039)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)
	Foreign Currency Risk	Equity Risk	Total
Rights	—	266,249	266,249
Futures Contracts††	—	120,275,686	120,275,686
Forward Foreign Currency Contracts	28,761,500	—	28,761,500

Global Low Volatility
LIABILITY DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(3)	$(37,650)	$(158,556)	$(196,206)

Total Value	$(37,650)	$(158,556)	$(196,206)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)
	Foreign Currency Risk	Equity Risk	Total
Rights	—	3,001,196	3,001,196
Warrants	—	14,269	14,269
Futures Contracts	18	405	423
Forward Foreign Currency Contracts	(5,400,033)	—	(5,400,033)

**	Centrally Cleared Swaps are valued at unrealized appreciation/depreciation on the Schedule of Investments.

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2016 (Unaudited)

†	Includes Cross Currency Foreign Currency Contracts.
††	Includes Synthetic Futures.
(1)	As shown within the Schedule of Investments.
(2)	As shown in the Forward Foreign Currency Contracts/Cross Currency Foreign Currency Contracts table within the Schedule of Investments.
(3)	As shown in the Futures Contracts and Synthetic Futures tables within the Schedule of Investments.
(4)	As shown in the Centrally Cleared Interest Rate Swaps, Centrally Cleared Credit Default Swaps and Credit Default Swaps tables within the Schedule of Investments.
(5)	Amounts disclosed represent average number of contracts, notional amounts, or shares/units outstanding for the months that the Fund held such derivatives during the period ended December 31, 2016.

The Funds follow FASB ASC 815-10-50 “Disclosures about Credit Derivatives and Certain Guarantees”. This applies to written credit derivatives, hybrid instruments with embedded credit derivatives (for example, credit-linked notes), and certain guarantees.

The following is a summary of open centrally cleared credit default swap positions held by Core Fixed at December 31, 2016:

Notional Amount*	Currency	Expiration Date	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Value
17,000,000	USD	06/20/20	Buy	(1.00%)	CDX.IG.24 CG24	$29,718	$(285,213)

*	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(b)  Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized, on securities for which collection is not expected. Withholding taxes on foreign dividend, interest, and capital gains have been provided for in accordance with the respective country’s tax rules and rates. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

(c)  Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(d)  Securities lending

A Fund may lend its portfolio securities to qualified broker/dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2016 (Unaudited)

least equal to the current fair value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate fair value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. A liability for cash collateral is reflected in the Statements of Assets and Liabilities, and is categorized as Level 2 within the fair value hierarchy. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

Certain Funds may from time to time participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”) acting as securities lending agent, is authorized to lend Fund portfolio securities to qualified broker/dealers and financial institutions that post appropriate collateral. The Custodian has agreed to indemnify the Funds in case of default of any security borrower.

Securities on loan are fully collateralized and the collateral was equal to or exceeded the securities on loan at December 31, 2016. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. Cash collateral is invested in the State Street Institutional U.S. Government Money Market Fund, Premier Class. The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at December 31, 2016 were as follows:

	Market Value of Loaned Securities	Value of Cash Collateral	Value of Non-Cash Collateral
Large Cap	$46,064,223	$6,551,418	$40,697,216
Small/Mid Cap	76,971,422	20,042,743	59,004,083
Non-US Core Equity	22,497,742	13,847,344	9,906,706
Core Fixed	51,112,168	10,888,040	41,205,838
Opportunistic Fixed	29,255,898	28,620,695	1,278,000
Emerging Markets	24,636,028	14,710,398	11,158,068
Global Low Volatility	54,235,985	6,425,280	49,617,387

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending and other similar transactions that are accounted for as secured borrowings.

For Large Cap, Small/Mid Cap, Non-US Core Equity, Emerging Markets and Global Low Volatility, all of the securities on loan collateralized by cash are classified as Common Stocks in each Fund’s Schedule of Investments at December 31, 2016, with a contractual maturity of overnight and continuous.

For Core Fixed, all of the securities on loan collateralized by cash are classified as Corporate Debt in the Fund’s Schedule of Investments at December 31, 2016, with a contractual maturity of overnight and continuous.

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2016 (Unaudited)

For Opportunistic Fixed, the value of the security loan obligation is classified as follows at December 31, 2016:

Opportunistic Fixed

	Remaining Contractual Maturity of the Agreements As of December 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$869,354	$—	$—	$—	$869,354
Corporate Debt	27,751,341	—	—	—	27,751,341

Total	$28,620,695	$—	$—	$—	$28,620,695

Total Borrowings	$28,620,695	$—	$—	$—	$28,620,695

Gross amount of recognized liabilities for securities lending transactions					$28,620,695

(e)  Repurchase agreements

A Fund may enter into a repurchase agreement under the terms of a Master Repurchase Agreement (“MRA”) where the Fund purchases securities from a bank or broker/dealer who simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to a seller secured by the securities transferred to the Fund. Repurchase agreements are fully collateralized and the collateral is marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

An MRA permits the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive or post securities as collateral with a market value in excess of the repurchase price to be paid or received by the Funds upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Funds would recognize a liability with respect to such excess collateral to reflect the Funds’ obligation under bankruptcy law to return the excess to the counterparty. As of December 31, 2016, none of the Funds held open repurchase agreements.

(f)  Swaps

Swap contracts are derivatives in the form of a contract or similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default, and index swaps, and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount

Mercer Funds

Notes to Financial Statements (Continued)

December 31, 2016 (Unaudited)

of principal. Up-front payments received or made are reflected as “up-front net premiums received” or “up-front net premiums paid”, respectively, on the Statement of Assets and Liabilities. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The credit default swap agreements may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit worthiness and an increased market perception that there is a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.

Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

The equity swaps in which the Funds may invest involve agreements with a counterparty. The return to the Funds on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. The Funds will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations are netted out, with the Funds paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

Whether a Fund’s use of swap agreements or swap options will be successful in achieving the Fund’s investment objective will depend on the Subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap at the time of default, and not the entire notional amount of the swap contract now that the potential loss can be mitigated by the posting of collateral and offsetting provisions of the ISDA. The Subadvisor that enters

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December 31, 2016 (Unaudited)

into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of counterparty default on swaps.

Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Advisor may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) enacted in 2010, a regulatory framework for certain OTC derivatives, such as swaps was enacted. The Dodd-Frank Act requires many swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported. In addition, many market participants are now regulated as swap dealers or swap participants, and are subject to certain minimum capital and margin requirements and business conduct standards.

The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Cash margin is recorded on the Statements of Assets and Liabilities as cash collateral held at broker on open swap contracts. Swap agreements are marked to market daily. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

A Fund will accrue for interim payments on swap contracts on a daily basis, with the net amount recorded as interest payable or receivable on swap contracts on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap contracts, in addition to realized gain/loss recorded upon the termination of swap contracts on the Statements of Operations. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts (swap contracts, at value on the Statements of Assets and Liabilities).

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of realized gain (loss) on the Statements of Operations.

The swaps in which the Fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor or Subadvisor is incorrect in its forecasts of

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Notes to Financial Statements (Continued)

December 31, 2016 (Unaudited)

market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Subadvisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If a Subadvisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

During the period ended December 31, 2016, Core Fixed used swap agreements to adjust interest rate and yield curve exposure or to manage credit exposure. See the Core Fixed Schedule of Investments for a listing of open swap agreements as of December 31, 2016.

(g)  Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked-to-market daily, depending upon changes in the price of the underlying securities subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission (“CFTC”) for sale to customers in the United States, or on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and a Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

In entering into futures contracts and options on futures contracts, there is a credit risk that a counterparty will not be able to meet its obligations to the Fund. The counterparty for futures contracts and options on futures contracts traded in the United States and on most foreign futures exchanges is the clearinghouse associated with such exchange. In general, clearinghouses are backed by the corporate members of the clearinghouse who are required to share any financial burden resulting from the non-performance by one of its members and, as such, should significantly reduce this credit risk. In cases where the clearinghouse is not backed by the clearing members (i.e., some foreign exchanges), it is normally backed by a consortium of banks or other financial institutions. There can be no assurance that any counterparty, clearing member or clearinghouse will be able to meet its obligations to the Fund.

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December 31, 2016 (Unaudited)

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Where the futures market is not as developed or where the regulations prevent or make it disadvantageous to trade futures, Emerging Markets will utilize synthetic futures as part of the country selection strategy implementation. A synthetic future operates like a swap transaction and uses equity index swaps on equity index futures. These are marked to market daily and the change in value is recorded as unrealized gain or loss in the Statement of Operations.

During the period ended December 31, 2016, Large Cap, Small/Mid Cap, Non-US Core Equity, Emerging Markets and Global Low Volatility used futures to equitize cash. Core Fixed and Opportunistic Fixed used futures to adjust interest rate exposure and replicate government bond positions. Emerging Markets also used futures to create passive index exposure to certain domestic emerging market country indices in the Fund. See the Schedules of Investments for a listing of open futures contracts as of December 31, 2016.

(h)  Options

The Funds may purchase and sell (write) put and call options on debt securities, currencies and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

The Funds may enter into swap options (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may sell (write) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities, currencies and interest rates.

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Notes to Financial Statements (Continued)

December 31, 2016 (Unaudited)

As of December 31, 2016, none of the Funds held open options.

(i)  Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Custodian or the Fund’s sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contract. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract.

During the period ended December 31, 2016, Opportunistic Fixed used forward foreign currency contracts for a variety of purposes, including hedging, risk management, efficient portfolio management, enhancing total returns, or as a substitute for taking a position in the underlying asset. Non-US Core Equity, Emerging Markets and Global Low Volatility used forward foreign currency contracts to hedge, cross hedge or to actively manage the currency exposures in the Funds. See the Non-US Core Equity, Opportunistic Fixed and Emerging Markets Schedules of Investments for a listing of open forward foreign currency contracts as of December 31, 2016.

(j)  Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations within each Fund’s Statement of Operations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

(k)  When-issued securities/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as TBA securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment

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December 31, 2016 (Unaudited)

reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund’s NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Certain risks may arise upon entering into when-issued or forward delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date. See the Core Fixed and Opportunistic Fixed Schedules of Investments for TBA and when-issued securities held as of December 31, 2016.

(l)  Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Fund’s Schedule of Investments for REIT securities held as of December 31, 2016.

(m)  Mortgage-related and other asset-backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedule of Investments for mortgage-backed and asset-backed securities held by Core Fixed as of December 31, 2016.

(n)  Mortgage dollar roll and treasury roll transactions

The Funds may sell mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. The Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

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Notes to Financial Statements (Continued)

December 31, 2016 (Unaudited)

The Funds may enter into treasury roll transactions. In a treasury roll transaction the Fund sells a treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price at a future settlement date. The Fund receives cash from the sale of the treasury security to use for other investment purposes. The difference between the sale and repurchase price represents net interest income or net interest expense. Under GAAP, the treasury roll transaction is accounted for as a financing transaction and not as a purchase or sale. During the term of the borrowing the Fund records the related interest income or interest expenses on an accrual basis. Treasury roll transactions involve the risk that the market value of the securities that the Fund is required to repurchase may decline below the agreed upon repurchase price of those securities.

Treasury roll transactions are entered into by the Funds under an MRA. An MRA permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With treasury roll transactions, typically the Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund obligation under bankruptcy law to return the excess to the counterparty. The Funds did not hold open treasury rolls as of December 31, 2016.

(o)  Bank loans

Core Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At December 31, 2016, the Funds held no unfunded loan commitments.

(p)  Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

(q)  Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal and state income or excise tax is necessary.

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at NAV, unless the shareholder elects to receive cash distributions. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise taxes on the Funds. The amount of any distribution will vary, and there is no guarantee that a Fund will pay either income dividends or capital gains distributions.

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Notes to Financial Statements (Continued)

December 31, 2016 (Unaudited)

(r)  Allocation of expenses and income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each applicable Fund.

(s)  Redemption fees

While none of the Funds’ classes have initial or contingent deferred sales charges on purchases of Fund shares, redemptions of Fund shares held less than 30 days may be assessed a 2% short-term trading fee and recorded as paid-in capital.

3.	Federal income taxes

As of December 31, 2016, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap	$547,782,176	$62,093,664	$(15,808,398)	$46,285,266
Small/Mid Cap	872,029,322	131,828,605	(23,094,063)	108,734,542
Non-US Core Equity	2,042,974,423	160,093,412	(101,615,874)	58,477,538
Core Fixed	913,874,547	7,514,073	(18,281,877)	(10,767,804)
Opportunistic Fixed	571,159,707	11,789,093	(46,887,240)	(35,098,147)
Emerging Markets	1,277,626,540	64,913,090	(56,331,626)	8,581,464
Global Low Volatility	1,047,319,742	88,596,084	(32,761,673)	55,834,411

The temporary differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, investments in passive foreign investment companies and other basis adjustments.

4.	Subsequent events

Management has determined that no material events or transactions occurred subsequent to December 31, 2016 through the date the schedules of investments were filed with the Securities and Exchange Commission that would require additional disclosure.

5.	Acquisition

At the close of business on June 24, 2016, Large Cap, formerly Mercer US Large Cap Growth Equity Fund, with Class Y-3 net assets of $267,918,751 acquired all of the assets and liabilities of Large Cap Value, each a series of the Trust, in a tax-free reorganization. The acquisition was accomplished by a tax-free exchange of 30,880,775 Class Y-3 shares of Large Cap Value valued at $274,762,972 for 30,126,230 Class Y-3 shares of Large Cap. Large Cap Value’s net assets on June 24, 2016 were $274,762,972 for Class Y-3, including investments valued at $270,404,502 with a cost basis of $277,806,864. For financial reporting purposes, assets received, liabilities assumed, and shares issued by Large Cap were recorded at fair value; however, the cost basis of the investments received by Large Cap from Large Cap Value were carried forward to align ongoing reporting of Large Cap’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of Large Cap immediately after the acquisition was $542,681,723, which included $7,402,474 of acquired unrealized depreciation on investments and foreign currency transactions from Large Cap Value.

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Notes to Financial Statements (Continued)

December 31, 2016 (Unaudited)

Assuming the acquisition had been completed on April 1, 2016, Large Cap’s pro-forma results of operations for the period ended September 30, 2016 are as follows:

Net investment income	$3,768,723	(a)
Net realized and unrealized gain on investments	33,010,867	(b)

Net increase in net assets from operations	$36,779,590

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Large Cap Value that have been included in the Fund’s Statement of Operations since June 24, 2016.

(a) $2,441,438 net investment income as reported at September 30, 2016 plus $1,258,593 from Large Cap Value pre-merger net investment income, plus $13,667 in lower net advisory fees, plus $55,025 of pro-forma eliminated other expenses.

(b) $36,408,900 unrealized appreciation as reported at September 30, 2016 minus $8,099,693 pro-forma March 31, 2016 unrealized appreciation, plus $4,827,602 net realized gain as reported at September 30, 2016 minus $125,942 in net realized loss from Large Cap Value pre-merger.

At the close of business on June 24, 2016, Small/Mid Cap, formerly Mercer US Small/Mid Cap Growth Equity Fund, with Class Y-3 net assets of $440,701,905 acquired all of the assets and liabilities of Small/Mid Cap Value, each a series of the Trust, in a tax-free reorganization. The acquisition was accomplished by a tax-free exchange of 53,005,209 Class Y-3 shares of Small/Mid Cap Value valued at $461,393,851 for 44,707,680 Y-3 shares of Small/Mid Cap. Small/Mid Cap Value’s net assets on June 24, 2016 were $461,393,851 for Class Y-3, including investments valued at $452,720,602 with a cost basis of $450,558,318. For financial reporting purposes, assets received, liabilities assumed, and shares issued by Small/Mid Cap were recorded at fair value; however, the cost basis of the investments received by Small/Mid Cap from Small/Mid Cap Value were carried forward to align ongoing reporting of Small/Mid Cap’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of Small/Mid Cap immediately after the acquisition was $902,095,756, which included $2,162,284 of acquired unrealized appreciation on investments from Small/Mid Cap Value.

Assuming the acquisition had been completed on April 1, 2016, Small/Mid Cap’s pro-forma results of operations for the period ended September 30, 2016 are as follows:

Net investment income	$1,687,058	(a)
Net realized and unrealized gain on investments	63,187,690	(b)

Net increase in net assets from operations	$64,874,748

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Small/Mid Cap Value that have been included in the Fund’s Statement of Operations since June 24, 2016.

(a) $1,363,442 net investment income as reported at September 30, 2016 plus $259,669 from Small/Mid Cap Value pre-merger net investment income, plus $7,289 in lower net advisory fees, plus $56,658 of pro-forma eliminated other expenses.

(b) $75,379,647 unrealized appreciation as reported at September 30, 2016 minus $35,608,850 pro-forma March 31, 2016 unrealized appreciation, plus $19,654,181 net realized gain as reported at September 30, 2016 plus $3,762,712 in net realized gain from Small/Mid Cap Value pre-merger, respectively.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (17CFR 270.30a-3(c))), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercer Funds
By:	/S/ Richard Joseph
Richard Joseph President and Chief Executive Officer (Principal Executive Officer)

Date:	February 22, 2017

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report had been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ Richard Joseph
Richard Joseph President and Chief Executive Officer (Principal Executive Officer)

Date:	February 22, 2017

By:	/S/ Janice Desmond
Janice Desmond Treasurer and Chief Financial Officer

Date:	February 22, 2017